As filed with the Securities and Exchange Commission on March 7, 1997

                        Registration No. _______________


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-1A

             Registration Statement Under The Securities Act of 1933
                                       and
         Registration Statement Under The Investment Company Act of 1940



                      AMERICAN SKANDIA ADVISOR FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

                 One Corporate Drive, Shelton, Connecticut 06484

               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 628-6039
              (Registrant's Telephone Number, Including Area Code)


                         ERIC C. FREED, ESQ., SECRETARY
                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                 One Corporate Drive, Shelton, Connecticut 06484

                     (Name and Address of Agent for Service)


                                   Copies to:

                             ROBERT K. FULTON, ESQ.
                                WERNER & KENNEDY
               1633 Broadway, 46th Floor, New York, New York 10019





                  Approximate Date of Proposed Public Offering:
           Upon this Registration Statement being declared effective.


     Registrant hereby elects to register an indefinite number of shares under Rule 24f-2.


                       Registration Statement on Form N-1A

                              CROSS REFERENCE SHEET

Form N-1A Item Number:                               Part A Prospectus Caption:

     1.                                              Cover Page
     2.                                              Expense Information
     3.  (a)(b)                                      *
         (c)(d)                                      Performance of the Funds
     4.                                              Organization and Capitalization of the Company;
                                                          Investment Programs of the Funds; Certain
                                                          Risk Factors and Investment Methods
     5.  (a)(b)(c)(d)(f)                             Management of the Funds
         (e)                                         Other Information
         (g)                                         Portfolio Transactions
     5A.                                             *
     6.  (a)(b)(c)(d)                                Organization and Capitalization of the Company
         (e)                                         Other Information
         (f)(g)                                      Dividends, Capital Gains and Taxes
         (h)                                         How to Buy Shares; Special Information on the
                                                          "Master/Feeder" Fund Structure
     7.  (a)                                         Other Information
         (b)                                         Determination of Net Asset Value; How to Buy
Shares
         (c)                                         Special Investment Programs and Privileges
         (d)(e)(f)(g)                                How to Buy Shares
     8.  (a)(b)(d)                                   How to Redeem Shares
         (c)                                         Shareholder Account Rules and Policies
     9.                                              *


                                                     Part B Statement of Additional Information Caption:

     10.                                             Cover Page
     11.                                             Cover Page
     12.                                             General Information
     13. (a)(c)                                      Investment Programs of the Funds
         (b)                                         Fundamental Investment Restrictions
         (d)                                         Portfolio Transactions
     14.                                             Management of the Company
     15. (a)(b)                                      Capital Stock of the Company & Principal Holders
                                                          of Securities
         (c)                                         Management of the Company
     16. (a)(b)                                      See Prospectus; Investment Advisory &
                                                          Administration Services; Management of the
Company
         (c)(e)(g)(i)                                *
         (d)                                         Investment Advisory & Administration Services
         (f)                                         See Prospectus; Distribution Arrangements
         (h)                                         Other Information
     17. (a)(c)                                      Portfolio Transactions
         (b)(d)(e)                                   *
     18. (a)                                         Capital Stock of the Company & Principal Holders
                                                          of Securities
         (b)                                         *
     19. (a)(c)                                      Additional Information on the Purchase and
Redemption of Shares
         (b)                                         Determination of Net Asset Value
     20.                                             Additional Tax Considerations
     21.                                             Distribution Arrangements
     22.                                             Additional Performance Information
     23.                                             Financial Statements


Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.


* Not Applicable

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.

                               P R O S P E C T U S
                  Class A, Class B, Class C and Class X Shares
                                 [INSERT], 1997
                        ---------------------------------


    INTERNATIONAL SMALL CAPITALIZATION FUND: Founders Asset Management, Inc.

        INTERNATIONAL EQUITY FUND: Rowe Price-Fleming International, Inc.

           SMALL CAPITALIZATION FUND: Founders Asset Management, Inc.

            SMALL COMPANY VALUE FUND: T. Rowe Price Associates, Inc.

                     GROWTH FUND: Janus Capital Corporation

                    EQUITY INCOME FUND: INVESCO Trust Company

      STRATEGIC BALANCED FUND: American Century Investment Management, Inc.

              HIGH YIELD BOND FUND: Federated Investment Counseling

          TOTAL RETURN BOND FUND: Pacific Investment Management Company

           MONEY MARKET FUND: J.P. Morgan Investment Management, Inc.

------------------------------------------------------------------------

This Prospectus explains the basic information you should know before investing in the above funds. Five of the funds seek their respective investment objectives by investing all of their investable assets in a corresponding portfolio of the American Skandia Master Trust. Please read this Prospectus carefully and keep it for future reference. Additional information about the funds has been filed with the Securities and Exchange Commission (the "Commission") in a Statement of Additional Information ("SAI"), dated [INSERT], 1997, which is incorporated by reference into this Prospectus. To obtain a copy of the SAI without charge, call [INSERT] or write to "American Skandia Advisor Funds, Inc." at [INSERT]. The Commission maintains a Web site (http:/ / www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government. While the Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that the fund will be able to achieve this goal.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or other depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risk, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company comprised of ten diversified investment portfolios (each a "Fund" and together the "Funds"). Five of the Funds -- the International Equity, Growth, Equity Income, Total Return Bond and Money Market (each a "Feeder Fund" and together the "Feeder Funds") -- invest all of their investable assets in a corresponding portfolio (each a "Portfolio" and together the "Portfolios") of the American Skandia Master Trust (the "Trust"), an open-end management investment company comprised of five diversified investment portfolios. Each Portfolio invests in securities in accordance with an investment objective, investment policies and limitations identical to those of its corresponding Feeder Fund. This "master/feeder" fund structure differs from that of the other Funds of the Company and many other investment companies which directly invest and manage their own portfolio of securities. Those Funds of the Company which currently are not organized under a "master/feeder" fund structure (the "Non-Feeder Funds") retain the right to invest all of their investable assets in a corresponding Portfolio of the Trust in the future. For additional information regarding the "master/feeder" fund structure, see this Prospectus under "Special Information on the 'Master/Feeder' Fund Structure."

         American Skandia Investment Services, Incorporated ("ASISI" or the "Investment Manager") acts as the investment manager for both the Non-Feeder Funds and the Portfolios. Currently, ASISI engages a sub-advisor ("Sub-advisor") for the investment management of each Non-Feeder Fund and Portfolio. The following table highlights certain features of each Fund and Portfolio:

Fund/Portfolio:        Sub-Advisor:              Investment Goal:               Investment Style:

Int'l Small            Founders Asset            Capital appreciation           Invests primarily in securities of foreign
Capitalization         Management, Inc.                                         companies with market capitalizations or
                                                                                annual revenues of $1 billion or less.

Int'l Equity           Rowe Price-Fleming        Total return on assets         Invests primarily in common stocks of
                       International, Inc.       from long-term growth of       established foreign companies which have
                                                 capital and income             the potential for growth of capital or
                                                                                income or both.

Small Capitalization   Founders Asset            Capital appreciation           Invests primarily in common stocks of U.S.
                       Management, Inc.                                         companies with market capitalizations of
                                                                                $1.5 billion or less.

Small Company Value    T. Rowe Price             Long-term capital              Invests primarily in common stocks of U.S.
                       Associates, Inc.          appreciation                   companies with market capitalizations of $1
                                                                                billion or less that appear to be
                                                                                undervalued.

Growth                 Janus Capital             Capital growth                 Invests primarily in common stocks.
                       Corporation

Equity Income          INVESCO Trust Company     High current income            Invests in securities which will provide a
                                                                                relatively high yield and stable return and
                                                                                which, over a period of years, may also
                                                                                provide capital appreciation.

Strategic Balanced     American Century          Capital growth and current     Invests in common stocks that are
                       Investment                income                         considered to have better-than-average
                       Management, Inc.                                         prospects for appreciation and the
                                                                                remainder in bonds and other fixed income
                                                                                securities.

High Yield Bond        Federated Investment      High current income            Invests primarily in a diversified
                       Counseling                                               portfolio of lower-rated fixed income
                                                                                securities.

Total Return Bond      Pacific Investment        Maximize total return,         Invests in a diversified portfolio of
                       Management Company        consistent with                fixed-income securities of varying
                                                 preservation of capital        maturities with an expected average
                                                                                portfolio duration from three to six years.

Money Market           J.P. Morgan               Maximize current income        Maintains a dollar-weighted average
                       Investment                and maintain high levels       portfolio maturity of not more than 90 days
                       Management, Inc.          of liquidity                   and invests in high quality U.S.
                                                                                dollar-denominated money market instruments.

                          T A B L E  O F  C O N T E N T S


EXPENSE INFORMATION

         Shareholder Transaction Expenses
         Annual Fund Operating Expenses
         Expense Examples

INVESTMENT PROGRAMS OF THE FUNDS

         International Small Capitalization Fund
         International Equity Fund
         Small Capitalization Fund
         Small Company Value Fund
         Growth Fund
         Equity Income Fund Strategic Balanced Fund
         High Yield Bond Fund
         Total Return Fund
         Money Market Fund

CERTAIN RISK FACTORS AND INVESTMENT METHODS

PERFORMANCE OF THE FUNDS

HOW TO BUY SHARES

SPECIAL INVESTMENT PROGRAMS AND PRIVILEGES

HOW TO REDEEM SHARES

HOW TO EXCHANGE SHARES

DETERMINATION OF NET ASSET VALUE

SHAREHOLDER ACCOUNT RULES AND POLICIES

ORGANIZATION AND CAPITALIZATION OF THE COMPANY

SPECIAL INFORMATION ON THE "MASTER/FEEDER" FUND STRUCTURE

MANAGEMENT OF THE FUNDS

         The Directors, Trustees and Officers
         The Investment Manager
         The Sub-Advisors
         Fees and Expenses
         The Administrator

PORTFOLIO TRANSACTIONS

DIVIDENDS, CAPITAL GAINS AND TAXES

OTHER INFORMATION

                               EXPENSE INFORMATION

         The maximum transaction costs and anticipated aggregate operating expenses associated with investing in Class A, Class B, Class C or Class X shares of each Fund are reflected in the following tables:

SHAREHOLDER TRANSACTION EXPENSES:

                                     High Yield Bond & Total Return Bond Funds:                  All Other Funds:


                                            Class A      Class B & X     Class C         Class A     Class B & X    Class C
Maximum Sales Charge on Purchases
(as % of offering price)                      4.25%         None           None            5.00%         None         None
Maximum Contingent Deferred Sales
Charge
(as % of lower of original purchase           None(1)       6.00%(2)       1.00%(2)        None(1)       6.00%(2)     1.00%(2)
price or redemption proceeds)
Redemption Fees                               None(3)       None(3)        None(3)         None(3)       None(3)      None(3)
Exchange Fees                                 None          None           None            None          None         None

ANNUAL FUND OPERATING EXPENSES (as % of average net assets):
                                                                                                      Total  Expenses
                           Management Fee           12b-1  Distribution      Other Expenses           (after any waiver or
                           (after any waiver)(4)    Fees(5)                  (after any               reimbursement)(4)(6)
                                                                             reimbursement)(6)
---------------------------------------------------------------------------------------------------------------------------

Int'l Small Capitalization
     Class A
     Class B & X
     Class C
International Equity
     Class A
     Class B & X
     Class C
Small Capitalization
     Class A
     Class B & X
     Class C
Small Company Value
     Class A
     Class B & X
     Class C
Growth
     Class A
     Class B & X
     Class C
Equity Income
     Class A
     Class B & X
     Class C
Strategic Balanced
     Class A
     Class B & X
     Class C
High Yield Bond
     Class A
     Class B & X
     Class C
Total Return Bond
     Class A
     Class B & X
     Class C
Money Market
     Class A
     Class B & X
     Class C

(1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a contingent deferred sales charge ("CDSC") if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSC, see this Prospectus under "How to Buy Shares." (2) If you purchase Class B or X shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class B or X shares before the end of the seventh year after which you purchased such shares. The CDSC is 6%, 5%, 4%, 3%, 2%, 2%, and 1% for redemptions occurring in years one through seven, respectively. No CDSC is charged after the seventh year. If you purchase Class C shares, you do not pay an initial sales charge but you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase. For a discussion of the Class B, X and C CDSC, see this Prospectus under "How to Buy Shares." (3) A $10 fee may be imposed for wire transfers of redemption proceeds. For an additional discussion of wire redemptions, see this Prospectus under "How to Redeem Shares." (4)
[INSERT Voluntary Fee Waivers, if applicable]. Absent these waivers, the "management fee" for [INSERT] would be [INSERT]. For an additional discussion of investment management fees, as well as any applicable voluntary fee waiver arrangements, see this Prospectus under "Management of the Funds." (5) As a result of distribution fees, a long-term investor in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc. (6) Expenses shown are based on estimated amounts for the current fiscal year. The Investment Manager has voluntarily agreed to reimburse the Non-Feeder Funds until [INSERT] for their respective operating expenses (exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses) which in the aggregate exceed specified percentages of the Funds' average net assets as follows: [INSERT]. The Investment Manager has also voluntarily agreed to reimburse the Feeder Funds until [INSERT] for their respective operating expenses and pro rata share of operating expenses of the Funds' corresponding Portfolios (exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses) which in the aggregate exceed specified percentages of the Funds' average net assets as follows: [INSERT]. Absent these reimbursements, the estimated "other expenses" for the Funds would be: [INSERT]. For an additional discussion of Fund expense limitations, see the Company's SAI under "Fund Expenses."

         Expenses shown for each of the Feeder Funds are based upon distribution and administration fees for the Fund and management fees and other expenses for the Fund's corresponding Portfolio. The Directors of the Company believe that the aggregate per share expenses of the Feeder Funds and their corresponding Portfolios will be approximately equal to the expenses the Funds would incur if their assets were invested directly in the type of securities held by their corresponding Portfolios. The Directors of the Company also believe that investment in the Portfolios by investors in addition to the Feeder Funds may enable the Portfolios to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolios may differ from the expenses and returns of the Feeder Funds. For additional information regarding the "master/feeder" fund structure, see this Prospectus under "Special Information on the 'Master/Feeder' Fund Structure."

EXPENSE EXAMPLES:

         Full Redemption. You would have paid the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return and full redemption of your shares at the end of each period shown below:

                                               1 Year                                            3 Years
                             Class A     Class B      Class C     Class X        Class A     Class B    Class C     Class X
                             -------     -------      -------     -------        -------     -------    -------     -------

Int'l Small Capitalization

International Equity

Small Capitalization

Small Company Value

Growth

Equity Income

Strategic Balanced

High Yield Bond

Total Return Bond

Money Market

         No Redemption. You would have paid the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return and no redemption of your shares at the end of each period shown below:

                                               1 Year                                            3 Years
                             Class A     Class B      Class C     Class X        Class A     Class B    Class C     Class X
                             -------     -------      -------     -------        -------     -------    -------     -------

Int'l Small Capitalization

International Equity

Small Capitalization

Small Company Value

Growth

Equity Income

Strategic Balanced

High Yield Bond

Total Return Bond

Money Market

         The above tables are provided to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund(s). THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUNDS' PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

                        INVESTMENT PROGRAMS OF THE FUNDS

         The investment objective, policies and limitations for each of the Funds are described below and should be considered separately. The investment objective, policies and limitations of each Feeder Fund are identical to those of its corresponding Portfolio. Each Feeder Fund seeks to meet its investment objective by investing all of its investable assets in a corresponding Portfolio of the Trust, which in turn invests directly in a portfolio of securities in accordance with the investment objective, policies and limitations of its Feeder Fund.

         While certain policies apply to all Funds and Portfolios, generally each Fund and Portfolio has a different investment objective and certain policies may vary. As a result, the risks, opportunities and returns of investing in each Fund may differ. Those investment policies specifically labeled as "fundamental" may not be changed without shareholder approval. The investment objective of each Fund and Portfolio is not a fundamental policy and may be changed by the Directors of the Company or the Trustees of the Trust, where applicable, without shareholder approval. The investment policies and limitations of the Funds and Portfolios, unless otherwise specified, are not fundamental policies and may also be changed without shareholder approval.

         There can be no assurance that the investment objective of any Fund or Portfolio will be achieved. Risks relating to various securities and instruments in which the Funds and Portfolios may invest are described in this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods." Additional information about the investment objectives, policies and limitations, as well as certain fundamental investment restrictions, of each Fund and Portfolio may be found in the Company's SAI under "Investment Programs of the Funds" and "Fundamental Investment Restrictions."

         Subject to the approval of the Directors of the Company, the Company may add one or more Funds and may cease to offer any one or more Funds in the future. Any such addition or cessation shall be subject to obtaining any required regulatory approvals.

INTERNATIONAL SMALL CAPITALIZATION FUND:

Investment Objective: The investment objective of the International Small Capitalization Fund is to seek capital appreciation.

Investment Policies:

         To achieve its objective, the Fund normally invests primarily in securities issued by foreign companies which have market capitalizations or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

         At least 65% of the Fund's total assets normally will be invested in foreign securities representing a minimum of three countries. The Fund may invest in larger foreign companies or in U.S.-based companies if, in the Sub-advisor's opinion, they represent better prospects for capital appreciation.

         Risks of Investments in Small and Medium-Sized Companies. The Fund normally will invest a significant proportion of its assets in the securities of small and medium-sized companies. As used with respect to this Fund, small and medium-sized companies are those which are still in the developing stages of their life cycles and are attempting to achieve rapid growth in both sales and earnings. Capable management and fertile operating areas are two of the most important characteristics of such companies. In addition, these companies should employ sound financial and accounting policies; demonstrate effective research and successful product development and marketing; provide efficient service; and possess pricing flexibility.

         Investments in small and medium-sized companies involve greater risk than is customarily associated with more established companies. These companies often have sales and earnings growth rates which exceed those of large companies. Such growth rates may in turn be reflected in more rapid share price appreciation. However, smaller companies often have limited operating histories, product lines, markets, or financial resources, and they may be dependent upon one-person management. These companies may be subject to intense competition from larger entities, and the securities of such companies may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of larger companies or the market averages in general. Therefore, the net asset value of the Fund's shares may fluctuate more widely than the popular market averages.

         Foreign Securities. The Fund may invest without limit in American Depositary Receipts ("ADRs") and foreign securities. The term "foreign securities" refers to securities of issuers, wherever organized, which, in the judgment of the Sub-advisor, have their principal business activities outside of the United States. The determination of whether an issuer's principal activities are outside of the United States will be based on the location of the issuer's assets, personnel, sales, and earnings, and specifically on whether more than 50% of the issuer's assets are located, or more than 50% of the issuer's gross income is earned, outside of the United States, or on whether the issuer's sole or principal stock exchange listing is outside of the United States. Foreign securities typically will be traded on the applicable country's principal stock exchange but may also be traded on regional exchanges or over-the-counter. For a discussion of ADRs, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign investments of the Fund may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue are expected to be more volatile and more uncertain as to payments of interest and principal. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations. Such countries may include (but are not limited to) Argentina, Australia, Austria, Belgium, Bolivia, Brazil, Chile, China, Colombia, Costa Rica, Croatia, Czech Republic, Denmark, Ecuador, Egypt, Finland, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Italy, Israel, Jordan, Malaysia, Mexico, Netherlands, New Zealand, Nigeria, North Korea, Norway, Pakistan, Paraguay, Peru, Philippines, Poland, Portugal, Singapore, Slovak Republic, South Africa, South Korea, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and the countries of the former Soviet Union. Investments may include securities created through the Brady Plan, a program under which heavily indebted countries have restructured their bank debt into bonds.

         Investments in foreign securities involve certain risks which are not typically associated with U.S. investments. For a discussion of the special risks involved in investing in developing countries and certain risks involved in investing in foreign securities, in general, including the risk of currency fluctuations, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Foreign Currency Exchange Contracts. The Fund is permitted to use forward foreign currency contracts in connection with the purchase or sale of a specific security. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market, or on a forward basis to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transactions, the Fund attempts to protect itself against possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold and the date on which such payments are made or received.

         In addition, the Fund is permitted to enter into forward contracts for hedging purposes. When the Sub-advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar (or sometimes against another currency), the Fund is permitted to enter into forward contracts to sell, for a fixed-dollar or other currency amount, foreign currency approximating the value of some or all of the Fund's securities denominated in that currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. The future value of such securities in foreign currencies changes as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it expires.

         The Fund generally will not enter into forward contracts with a term greater than one year. In addition, the Fund generally will not enter into forward contracts or maintain a net exposure to such contracts where the fulfillment of the contracts would require the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, consideration of the possibility of changes in currency exchange rates will be incorporated into the Fund's long-term investment strategies. In the event that forward contracts are considered to be illiquid, the securities would be subject to the Fund's limitation on investing in illiquid securities. For an additional discussion of foreign currency contracts and the risks involved therein, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Fixed-Income Securities. The Fund may invest in convertible securities, preferred stocks, bonds, debentures, and other corporate obligations when the Sub-advisor believes that these investments offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of these securities.

         The Fund will only invest in bonds, debentures, and corporate obligations (other than convertible securities and preferred stock) rated investment grade (BBB or higher) at the time of purchase. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Convertible securities and preferred stocks purchased by the Fund may be rated in medium and lower categories by Moody's or S&P (Ba or lower by Moody's and BB or lower by S&P), but will not be rated lower than B. The Fund may also invest in unrated convertible securities and preferred stocks in instances in which the Sub-advisor believes that the financial condition of the issuer or the protection afforded by the terms of the securities limits risk to a level similar to that of securities eligible for purchase by the Fund rated in categories no lower than B. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities (not including convertible securities and preferred stock) which are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase. For a description of securities ratings, see the Appendix to the Company's SAI. For a discussion of the special risks involved in investing in lower-rated debt securities, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject. Market risk relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below Baa or BBB subsequent to the Fund's purchase of the securities, unless such a disposition is necessary to reduce the Fund's holdings of such securities to less than 5% of its total assets. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which it invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

         The Sub-advisor seeks to reduce overall risk associated with the investments of the Fund through diversification and consideration of relevant factors affecting the value of securities. No assurance can be given, however, regarding the degree of success that will be achieved in this regard or in the Fund achieving its investment objective.

         Illiquid Securities. Subject to guidelines promulgated by the Directors of the Company, the Fund may invest up to 15% of the market value of its net assets, measured at the time of purchase, in securities which are not readily marketable, including repurchase agreements maturing in more than seven days. Securities which are not readily marketable are those that, for whatever reason, cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Restricted securities are securities which cannot be resold or distributed to the public without an effective registration statement under the Securities Act of 1933.

         The Fund may invest in Rule 144A securities (securities issued in offerings made pursuant to Rule 144A under the Securities Act of 1933). Rule 144A securities may be resold to qualified institutional buyers as defined under Rule 144A. Rule 144A securities are restricted securities which may or may not be deemed to be readily marketable. Factors considered in evaluating whether such a security is readily marketable include eligibility for trading, trading activity, dealer interest, purchase interest, and ownership transfer requirements. The Sub-advisor is required to monitor the readily marketable nature of each Rule 144A security no less frequently than quarterly. The liquidity of the Fund's investments in Rule 144A securities could be impaired if institutional investors become disinterested in purchasing such securities. For an additional discussion of Rule 144A securities and illiquid and restricted securities, and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Borrowing. The Fund may borrow money from banks in amounts up to 33 1/3% of the Fund's total assets. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is repaid. The Fund will attempt to minimize such fluctuations by not purchasing securities when borrowings are greater than 5% of the value of the Fund's total assets. For an additional discussion of the Fund's limitations on borrowing and certain risks involved in borrowing, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

         Futures Contracts and Options. The Fund may enter into futures contracts (or options thereon) for hedging purposes. The acquisition or sale of a futures contract could occur, for example, if the Fund held or considered purchasing equity securities and sought to protect itself from fluctuations in prices without buying or selling those securities. The Fund may also enter into interest rate and foreign currency futures contracts. Interest rate futures contracts currently are traded on a variety of fixed-income securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, German mark and on Eurodollar deposits.

         An option is a right to buy or sell a security at a specified price within a limited period of time. The Fund may write ("sell") covered call options on any or all of its portfolio securities from time to time as the Sub-advisor shall deem appropriate. The extent of the Fund's option writing activities will vary from time to time depending upon the Sub-advisor's evaluation of market, economic and monetary conditions.

         The Fund may purchase options on securities and stock indices. Options on stock indices are similar to options on securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date. The purpose of these transactions is not to generate gain, but to "hedge" against possible loss. Therefore, successful hedging activity will not produce net gain to the Fund. The Fund may also purchase put and call options on futures contracts. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, a contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

         The Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its total assets after taking into account unrealized profits and losses on options entered into. The Fund may buy and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures on foreign currencies would be utilized. For an additional discussion of futures contracts and options and the risks involved therein, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Temporary Investments. Up to 100% of the assets of the Fund may be invested temporarily in U.S. government obligations, commercial paper, bank obligations, repurchase agreements, negotiable U.S. dollar-denominated obligations of domestic and foreign branches of U.S. depository institutions, U.S. branches of foreign depository institutions, and foreign depository institutions, in cash, or in other cash equivalents, if the Sub-advisor determines it to be appropriate for purposes of enhancing liquidity or preserving capital in light of prevailing market or economic conditions. There can be no assurance that the Fund will be able to achieve its investment objective. While the Fund is in a defensive position, the opportunity to achieve capital growth will be limited, and, to the extent that this assessment of market conditions is incorrect, the Fund will be foregoing the opportunity to benefit from capital growth resulting from increases in the value of equity investments.

         U.S. government obligations include Treasury bills, notes and bonds, and issues of United States agencies, authorities and instrumentalities. Some government obligations, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Federal National Mortgage Association (a private corporation), are supported only by the credit of the agency, authority or instrumentality. The Fund also may invest in obligations issued by the International Bank for Reconstruction and Development (IBRD or "World Bank").

         The Fund may also acquire certificates of deposit and bankers' acceptances of banks which meet criteria established by the Directors of the Company. A certificate of deposit is a short-term obligation of a bank. A banker's acceptance is a time draft drawn by a borrower on a bank, usually relating to an international commercial transaction.

         The obligations of foreign branches of U.S. depository institutions may be general obligations of the parent depository institution in addition to being an obligation of the issuing branch. These obligations, and those of foreign depository institutions, may be limited by the terms of the specific obligation and by governmental regulation. The payment of these obligations, both interest and principal, also may be affected by governmental action in the country of domicile of the institution or branch, such as imposition of currency controls and interest limitations. In connection with these investments, the Fund will be subject to the risks associated with the holding of portfolio securities overseas, such as possible changes in investment or exchange control regulations, expropriation, confiscatory taxation, or political or financial instability.

         Obligations of U.S. branches of foreign depository institutions may be general obligations of the parent depository institution in addition to being an obligation of the issuing branch, or may be limited by the terms of a specific foreign regulation applicable to the depository institutions and by government regulation (both domestic and foreign).

         Repurchase Agreements. Subject to guidelines promulgated by the Directors of the Company, the Fund may enter into repurchase agreements with banks or well-established securities dealers. All repurchase agreements entered into by the Fund will be fully collateralized and marked to market daily. The Fund has not adopted any limits on the amounts of its total assets that may be invested in repurchase agreements which mature in less than seven days. For a discussion of repurchase agreements and certain risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Portfolio Turnover. The Fund reserves the right to sell its securities, regardless of the length of time that they have been held, when it is determined by the Sub-advisor that those securities have attained or are unable to meet the investment objective of the Fund. The Fund may engage in short-term trading and therefore normally will have annual portfolio turnover rates which are considered to be high, and may be greater than those of other investment companies seeking capital appreciation. Portfolio turnover rates may also increase as a result of the need for the Fund to effect significant amounts of purchases or redemptions of portfolio securities due to economic, market, or other factors that are not within the Sub-advisor's control. For a discussion of portfolio turnover and its effects, see this Prospectus and the Company's SAI under "Portfolio Transactions."

INTERNATIONAL EQUITY FUND:

Investment Objective: The investment objective of the International Equity Fund is to seek a total return on its assets from long-term growth of capital and income, principally through investments in common stocks of established, non-U.S. companies. Investments may be made solely for capital appreciation or solely for income or any combination of both for the purpose of achieving a higher overall return. Total return consists of capital appreciation or depreciation, dividend income, and currency gains or losses.

Investment Policies:

         The Fund intends to diversify investments broadly among countries and to normally have at least three different countries represented in the Fund. The Fund may invest in countries of the Far East and Western Europe as well as South Africa, Australia, Canada and other areas (including developing countries). Under unusual circumstances, the Fund may invest substantially all of its assets in one or two countries.

         In seeking its objective, the Fund will invest primarily in common stocks of established foreign companies which have the potential for growth of capital or income or both. However, the Fund may also invest in a variety of other equity-related securities, such as preferred stocks, warrants and convertible securities, as well as corporate and governmental debt securities, when considered consistent with the Fund's investment objectives and program. Under normal market conditions, the Fund's investment in securities other than common stocks is limited to no more than 35% of total assets. Under exceptional economic or market conditions abroad, the Fund may temporarily invest all or a major portion of its assets in U.S. government obligations or debt obligations of U.S. companies. The Fund will not purchase any debt security which at the time of purchase is rated below investment grade. This would not prevent the Fund from retaining a security downgraded to below investment grade after purchase.

         The Fund may also invest its reserves in domestic as well as foreign money market instruments. Also, the Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates.

         In addition to the investments described below, the Fund's investments may include, but are not limited to, American Depositary Receipts (ADRs), bonds, notes, other debt securities of foreign issuers, and the securities of foreign investment funds or trusts (including passive foreign investment companies).

         Cash Reserves. While the Fund will remain primarily invested in common stocks, it may, for temporary defensive measures, invest in cash reserves without limitation. The Fund may establish and maintain reserves as the Sub-advisor believes is advisable to facilitate the Fund's cash flow needs (e.g., redemptions, expenses and purchases of portfolio securities) or for temporary, defensive purposes. The Fund's reserves may be invested in domestic and foreign money market instruments rated within the top two credit categories by a national rating organization, or if unrated, of equivalent investment quality as determined by the Sub-advisor.

         Convertible Securities, Preferred Stocks, and Warrants. The Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on the company's earnings and assets before common stock owners, but after bond owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally, two or more years).

         Foreign Currency Transactions. The Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term of greater than one year.

         The Fund will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when the Sub-advisor believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's securities denominated in such foreign currency. Under certain circumstances, the Fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. The Sub-advisor will consider the effect such a commitment of its portfolio to forward contracts would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. For a discussion of foreign currency contracts and the risks involved therein, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Futures Contracts and Options. The Fund may enter into stock index or currency futures contracts (or options thereon) to hedge a portion of the Fund, to provide an efficient means of regulating the Fund's exposure to the equity markets, or as a hedge against changes in prevailing levels of currency exchange rates. The Fund will not use futures contracts for leveraging purposes. Such contracts may be traded on U.S. or foreign exchanges. The Fund may write covered call options and purchase put and call options on foreign currencies, securities, and stock indices. The aggregate market value of the Fund's currencies or portfolio securities covering call or put options will not exceed 25% of the Fund's total assets. The Fund will not commit more than 5% of its total assets to premiums when purchasing call or put options. For an additional discussion of futures contracts and options and the risks involved therein, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Hybrid Investments. The Fund may invest up to 10% of its total assets in hybrid instruments. As part of its investment program and to maintain greater flexibility, the Fund may invest in these instruments, which have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies, and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero. For a discussion of hybrid investments and the risks involved therein, see the Company's SAI under "Certain Risk Factors and Investment Methods."

         Passive Foreign Investment Companies. The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts.

         Illiquid Securities. Subject to guidelines promulgated by the Directors of the Company and the Trustees of the Trust, the Fund may acquire illiquid securities (no more than 15% of net assets). The Fund will not invest more than 10% of its total assets in restricted securities (other than securities eligible for resale under Rule 144A of the Securities Act of 1933). For a discussion of illiquid and restricted securities, and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Lending of Portfolio Securities. For the purpose of realizing additional income, the Fund may lend securities with a value of up to 33 1/3% of its total assets to broker-dealers, institutional investors, or other persons. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. For an additional discussion of the Fund's limitations on lending and certain risks involved in lending, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

         Repurchase Agreements. Subject to guidelines promulgated by the Directors of the Company and the Trustees of the Trust, the Fund may enter into repurchase agreements with a well-established securities dealer or a bank which is a member of the Federal Reserve System. For a discussion of repurchase agreements and certain risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Borrowing. For a discussion of the Fund's limitations on borrowing and certain risks involved in borrowing, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

SMALL CAPITALIZATION FUND:

Investment Objective: The investment objective of the Small Capitalization Fund is capital appreciation.

Investment Policies:

         To achieve its objective, the Fund normally will invest at least 65% of its total assets in common stocks of U.S. companies with market capitalizations of $1.5 billion or less. Market capitalization is a measure of the size of a company and is based upon the total market value of a company's outstanding equity securities. Ordinarily, the common stocks of the U.S. companies selected for this Fund will not be listed on a national securities exchange but will be traded in the over-the-counter market.

         Companies selected for investment generally will be small corporations still in the developing stages of their life cycles that are attempting to achieve rapid growth in both sales and earnings. Capable management and fertile operating areas are two of the most important characteristics of such companies. In addition, these companies should employ sound financial and accounting policies; demonstrate effective research and successful product development; provide efficient services; and possess pricing flexibility.

         Risks of Small Cap Investing. Investments in such companies may involve greater risk than is associated with more established companies. Smaller companies often have limited product lines, markets or financial resources, and may be dependent upon one-person management. Securities of smaller companies may have limited marketability and may be subject to more abrupt or erratic movements in prices than securities of larger companies or the market averages in general. Therefore, the net asset value of the Fund may fluctuate more widely than the popular market averages.

         Fixed Income Securities. The Fund may invest in convertible securities, preferred stocks, bonds, debentures, and other corporate obligations when the Sub-advisor believes that these investments offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of these securities. Bonds, debentures, and corporate obligations (other than convertible securities and preferred stock) purchased by the Fund will be rated investment grade at the time of purchase (Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's ("S&P")). Bonds in the lowest investment grade category (Baa or BBB) may have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Convertible securities and preferred stocks purchased by the Fund may be rated in medium and lower categories by Moody's or S&P (Ba or lower by Moody's and BB or lower by S&P), but will not be rated lower than B. The Fund may also invest in unrated convertible securities and preferred stocks in instances in which the Sub-advisor believes that the financial condition of the issuer or the protection afforded by the terms of the securities limits risk to a level similar to that of securities eligible for purchase by the Fund rated in categories no lower than B. Securities rated B are referred to as "high risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. At no time will the Fund have more than 5% of its assets invested in any fixed-income securities (not including convertible securities and preferred stock) which are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase. For a description of securities ratings, see the Appendix to the Company's SAI. For a discussion of the special risks involved in lower-rated debt securities, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject. Market risk relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below Baa or BBB subsequent to the Fund's purchase of the securities, unless such a disposition is necessary to reduce the Fund's holdings of such securities to less than 5% of its total assets. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which it invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

         The Sub-advisor seeks to reduce overall risk associated with the investments of the Fund through diversification and consideration of relevant factors affecting the value of securities. No assurance can be given, however, regarding the degree of success that will be achieved in this regard or in the Fund achieving its investment objective.

         Foreign Securities. The Fund may invest in dollar-denominated American Depositary Receipts which are traded on exchanges or over-the-counter in the United States without limit, and in foreign securities. The term "foreign securities" refers to securities of issuers, wherever organized, which in the judgment of the Sub-advisor have their principal business activities outside of the United States. The determination of whether an issuer's principal activities are outside of the United States will be based on the location of the issuer's assets, personnel, sales, and earnings, and specifically on whether more than 50% of the issuer's assets are located, or more than 50% of the issuer's gross income is earned, outside of the United States.

         Foreign investments may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations and the securities they issue are expected to be more volatile and more uncertain as to payment of interest and principal. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations. Examples of such countries include, but are not limited to: Argentina, Australia, Austria, Belgium, Bolivia, Brazil, Chile, China, Colombia, Costa Rica, Croatia, Czech Republic, Denmark, Ecuador, Egypt, Finland, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Italy, Israel, Jordan, Malaysia, Mexico, Netherlands, New Zealand, Nigeria, North Korea, Norway, Pakistan, Paraguay, Peru, Philippines, Poland, Portugal, Singapore, Slovak Republic, South Africa, South Korea, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and the countries of the former Soviet Union. Investments may include securities created through the Brady Plan, a program under which heavily indebted countries have restructured their bank debt into bonds. Since the Fund will pay dividends in dollars, it may incur currency conversion costs. The Fund will not invest more than 25% of its total assets in any one foreign country.

         Investments in foreign securities involve certain risks which are not typically associated with U.S. investments. For a discussion of the special risks involved in investing in developing countries and certain risks involved in investing in foreign securities, in general, including the risk of currency fluctuations, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Foreign Currency Exchange Contracts. The Fund is permitted to use forward foreign currency contracts in connection with the purchase or sale of a specific security. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market, or on a forward basis to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transactions, the Fund attempts to protect itself against possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold and the date on which such payments are made or received.

         In addition, the Fund may enter into forward contracts for hedging purposes. When the Sub-advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar (or sometimes against another currency), the Fund may enter into forward contracts to sell, for a fixed dollar or other currency amount, foreign currency approximating the value of some or all of the its securities denominated in that currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. The future value of such securities in foreign currencies changes as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it expires.

         The Fund generally will not enter into forward contracts with a term greater than one year, or enter into forward contracts or maintain a net exposure to such contracts where the fulfillment of the contracts would require the Fund to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency. Under normal circumstances, consideration of the possibility of changes in currency exchange rates will be incorporated into the Fund's long-term investment strategies. In the event that forward contracts are considered to be illiquid, the securities would be subject to the Fund's limitation on investing in illiquid securities. For an additional discussion of foreign currency contracts and the risks involved therein, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Illiquid Securities. Subject to guidelines promulgated by the Directors of the Company, the Fund may invest up to 15% of the market value of its net assets, measured at the time of purchase, in securities which are not readily marketable, including repurchase agreements maturing in more than seven days. Securities which are not readily marketable are those that, for whatever reason, cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Restricted securities are securities which cannot be resold or distributed to the public without an effective registration statement under the Securities Act of 1933.

         The Fund may invest in Rule 144A securities (securities issued in offerings made pursuant to Rule 144A under the Securities Act of 1933). Rule 144A securities may be resold to qualified institutional buyers as defined under Rule 144A. Rule 144A securities are restricted securities which may or may not be deemed to be readily marketable. Factors considered in evaluating whether such a security is readily marketable include eligibility for trading, trading activity, dealer interest, purchase interest, and ownership transfer requirements. The Sub-advisor is required to monitor the readily marketable nature of each Rule 144A security no less frequently than quarterly. The liquidity of the Fund's investments in Rule 144A securities could be impaired if institutional investors become disinterested in purchasing such securities. For an additional discussion of Rule 144A securities and illiquid and restricted securities, and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Borrowing. The Fund may borrow money from banks in amounts up to 33 1/3% of the Fund's total assets. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is repaid. The Fund will attempt to minimize such fluctuations by not purchasing securities when borrowings are greater than 5% of the value of the Fund's total assets. For an additional discussion of the Fund's limitations on borrowing and certain risks involved in borrowing, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

         Futures Contracts and Options. The Fund may enter into futures contracts (or options thereon) for hedging purposes. The acquisition or sale of a futures contract could occur, for example, if the Fund held or considered purchasing equity securities and sought to protect itself from fluctuations in prices without buying or selling those securities. The Fund may also enter into interest rate and foreign currency futures contracts. Interest rate futures contracts currently are traded on a variety of fixed-income securities. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, German mark and on Eurodollar deposits.

         An option is a right to buy or sell a security at a specified price within a limited period of time. The Fund may write ("sell") covered call options on any or all of its portfolio securities from time to time as the Sub-advisor shall deem appropriate. The extent of the Fund's option writing activities will vary from time to time depending upon the Sub-advisor's evaluation of market, economic and monetary conditions.

         The Fund may purchase options on securities and stock indices. Options on stock indices are similar to options on securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date. The purpose of these transactions is not to generate gain, but to "hedge" against possible loss. Therefore, successful hedging activity will not produce net gain to the Fund. The Fund may also purchase put and call options on futures contracts. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, a contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

         The Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its total assets after taking into account unrealized profits and losses on options entered into. The Fund may buy and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures on foreign currencies would be utilized. For an additional discussion of futures contracts and options and the risks involved therein, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Temporary Investments. The Fund may invest up to 100% of its assets for temporary defensive purposes in U.S. government obligations, commercial paper, bank obligations, repurchase agreements, negotiable U.S. dollar-denominated obligations of domestic and foreign branches of U.S. depository institutions, U.S. branches of foreign depository institutions, and foreign depository institutions, cash, or in other cash equivalents, if the Sub-advisor determines it to be appropriate for purposes of enhancing liquidity or preserving capital in light of prevailing market or economic conditions. There can be no assurance that the Fund will be able to achieve its investment objective; however, while it is in a defensive position, the opportunity to achieve capital growth will be limited; moreover, to the extent that this assessment of market conditions is incorrect, the Fund will be foregoing the opportunity to benefit from capital growth resulting from increases in the value of equity investments.

         U.S. government obligations include Treasury bills, notes and bonds, and issues of United States agencies, authorities and instrumentalities. Some government obligations, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Federal National Mortgage Association (a private corporation), are supported only by the credit of the agency, authority or instrumentality. The Fund also may invest in obligations issued by the International Bank for Reconstruction and Development (IBRD or "World Bank").

         The Fund may also acquire certificates of deposit and bankers' acceptances of banks which meet criteria established by the Directors of the Company. A certificate of deposit is a short-term obligation of a bank. A banker's acceptance is a time draft drawn by a borrower on a bank, usually relating to an international commercial transaction.

         The obligations of foreign branches of U.S. depository institutions may be general obligations of the parent depository institution in addition to being an obligation of the issuing branch. These obligations, and those of foreign depository institutions, may be limited by the terms of the specific obligation and by governmental regulation. The payment of these obligations, both interest and principal, may also be affected by governmental action in the country of domicile of the institution or branch, such as imposition of currency controls and interest limitations. In connection with these investments, the Fund will be subject to the risks associated with the holding of portfolio securities overseas, such as possible changes in investment or exchange control regulations, expropriation, confiscatory taxation, or political or financial instability.

         Obligations of U.S. branches of foreign depository institutions may be general obligations of the parent depository institution in addition to being an obligation of the issuing branch, or may be limited by the terms of a specific foreign regulation applicable to the depository institutions and by government regulation (both domestic and foreign).

         Repurchase Agreements. Subject to guidelines promulgated by the Directors of the Company, the Fund may enter into repurchase agreements with banks or well-established securities dealers. All repurchase agreements entered into by the Fund will be fully collateralized and marked to market daily. The Fund has not adopted any limits on the amount of its total assets that may be invested in repurchase agreements which mature in less than seven days. For a discussion of repurchase agreements and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Portfolio Turnover. The Fund reserves the right to sell its securities, regardless of the length of time that they have been held, when it is determined by the Sub-advisor that those securities have attained or are unable to meet the investment objective of the Fund. The Fund may engage in short-term trading and therefore normally will have annual portfolio turnover rates which are considered to be high and may be greater than those of other investment companies seeking capital appreciation. Portfolio turnover rates may also increase as a result of the need for the Fund to effect significant amounts of purchases or redemptions of portfolio securities due to economic, market, or other factors that are not within the Sub-advisor's control. For a discussion of portfolio turnover and its effects, see this Prospectus and the Company's SAI under "Portfolio Transactions."

SMALL COMPANY VALUE FUND:

Investment  Objective:  The investment objective of the Small Company Value Fund
is  to  provide  long-term  capital   appreciation  by  investing  primarily  in
small-capitalization stocks that appear to be undervalued.

Investment Policies:

         Reflecting a value approach to investing, the Fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less that appear undervalued by various measures, such as price/earnings or price/book value ratios.

         Although the Fund will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, foreign securities, convertible stocks and bonds, and warrants when considered consistent with the Fund's investment objective and policies. The Fund may also engage in a variety of investment management practices, such as buying and selling futures and options.

         In managing the Fund, the Sub-advisor will apply a value investment approach. Value investors seek to buy a stock (or other security) when its price is low relative to its perceived worth. They hope to identify companies whose stocks are currently out of favor or are not followed closely by stock analysts. Often these stocks have above-average yields and offer the potential for capital appreciation as other investors recognize their intrinsic value and drive up their prices. Some of the principal measures used to identify such stocks are:

         (i) Price/Earnings Ratio. Dividing a stock's price by its earnings per share generates a price/earnings or P/E ratio. A stock with a P/E that is significantly below that of its peers, the market as a whole, or its own historical norm may represent an attractive opportunity.

         (ii) Price/Book Value Ratio. This ratio, calculated by dividing a stock's price by its book value per share, indicates how a stock is priced relative to the accounting (i.e., book) value of the company's assets. A ratio below the market, that of its competitors, or its own historic norm could indicate an undervalued situation.

         (iii) Dividend Yield. Value investors look for undervalued assets. A stock's dividend yield is found by dividing its annual dividend by its share price. A yield significantly above a stock's own historic norm or that of its peers may suggest an investment opportunity.

         (iv) Price/Cash Flow. Dividing a stock's price by the company's cash flow per share, rather than its earnings or book value, provides a more useful measure of value in some cases. A ratio below that of the market or of its peers suggests the market may be incorrectly valuing the company's cash flow for reasons that may be temporary.

         (v) Undervalued Assets. This analysis compares a company's stock price with its underlying asset values, its projected value in the private (as opposed to public) market, or its expected value if the company or parts of it were sold or liquidated.

         (vi) Restructuring Opportunities. The market can react favorably to the announcement or the successful implementation of a corporate restructuring, financial reengineering, or asset redeployment. Such events can result in an increase in a company's stock price. A value investor may try to anticipate these actions and invest before the market places an appropriate value on any actual or expected changes.

         Risks of a Value Approach to Small-Cap Investing. Small companies -- those with a capitalization (market value) of $1 billion or less -- may offer greater potential for capital appreciation since they are often overlooked or undervalued by investors. Small-capitalization stocks are less actively followed by stock analysts than are larger-capitalization stocks, and less information is available to evaluate small-cap stock prices. As a result, compared with larger-capitalization stocks, there may be greater variations between the current stock price and the estimated underlying value, which could represent greater opportunity for appreciation.

         Investing in small companies involves greater risk as well as greater opportunity than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. In addition, a value approach to investing includes the risks that 1) the market will not recognize a security's intrinsic value for an unexpectedly long time, and 2) a stock that is judged to be undervalued is actually appropriately priced due to intractable or fundamental problems that are not yet apparent.

         Common and Preferred Stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.
Such investments would be made primarily for their capital appreciation potential.

         Convertible Securities and Warrants. The Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

         Foreign Securities. The Fund may invest up to 20% of its total assets (excluding reserves) in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs). Some of the countries in which the Fund may invest may be considered to be developing and may involve special risks. For a discussion of these risks as well as the risks involved in investing in foreign securities, in general, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Foreign Currency Transactions. Investors in foreign securities may "hedge" their exposure to potentially unfavorable currency changes by purchasing a contract to exchange one currency for another on some future date at a specified exchange rate. In certain circumstances, a "proxy currency" may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." For a discussion of foreign currency contracts, certain risks involved therein, and the risks of currency fluctuations generally, see this Prospectus and the Company's SAI under "Certain Risks Factors and Investment Methods."

         Fixed Income Securities. The Fund may invest in debt securities of any type without regard to quality or rating. Such securities would be purchased in companies that meet the investment criteria for the Fund. The price of a bond fluctuates with changes in interest rates, rising when interest rates fall and falling when interest rates rise.

         High-Yield/High-Risk Investing. The Fund will not purchase a noninvestment-grade debt security (or junk bond) if immediately after such purchase the Fund would have more than 5% of its total assets invested in such securities. For a discussion of the risks involved in investing in high-yield lower-rated debt securities, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Hybrid Instruments. The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrids can have volatile prices and limited liquidity and their use by the Fund may not be successful. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. For a discussion of hybrid investments, see the Company's SAI under "Certain Risk Factors and Investment Methods."

         Illiquid Securities. Subject to guidelines promulgated by the Directors of the Company, the Fund may acquire illiquid securities (no more than 15% of net assets). For a discussion of illiquid securities and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Private Placements (Restricted Securities). These securities are sold directly to a small number of investors usually institutions. Unlike public offerings, such securities are not registered with the Commission. Although certain of these securities may be readily sold, for example under Rule 144A, the sale of others may involve substantial delays and additional costs. Subject to guidelines promulgated by the Directors of the Company, the Fund will not invest more than 15% of its net assets in illiquid securities, but not more than 10% of its total assets in restricted securities (other than Rule 144A securities). For a discussion of illiquid and restricted securities, and the risks involved therein, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Cash Position. The Fund will hold a certain portion of its assets in U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. For temporary, defensive purposes, the Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments and serves as a short-term defense during periods of unusual market volatility.

         Borrowing. The Fund can borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with the Fund's investment objective and program. Such borrowings may be collateralized with Fund assets, subject to restrictions. For an additional discussion of the Fund's limitations on borrowing and certain risks involved in borrowing, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

         Futures and Options. The Fund may enter into futures contracts (or options thereon) to hedge all or a portion of its portfolio, as a hedge against changes in prevailing levels of interest rates or currency exchange rates, or as an efficient means of adjusting its exposure to the bond, stock, and currency markets. The Fund will not use futures contracts for leveraging purposes. The Fund may also write call and put options and purchase put and call options on securities, financial indices, and currencies. The aggregate market value of the Fund's securities or currencies covering call or put options will not exceed 25% of the Fund's net assets. For an additional discussion of futures contracts and options and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Lending of Portfolio Securities. For the purpose of realizing additional income, the Fund may lend securities with a value of up to 33 1/3% of its total assets to broker-dealers, institutional investors, or other persons. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. For an additional discussion of the Fund's limitations on lending and certain risks involved in lending, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

GROWTH FUND:

Investment Objective: The investment objective of the Growth Fund is to seek growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments, therefore, will be incidental to the Fund's objective.

Investment Policies:

         The Fund will pursue its objective by investing primarily in common stocks. Common stock investments will be in industries and companies that the Sub-advisor believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive and regulatory environment. Although the Sub-advisor expects to invest primarily in equity securities, the Sub-advisor may increase the Fund's cash position without limitation when the Sub-advisor is of the opinion that appropriate investment opportunities for capital growth with desirable risk/reward characteristics are unavailable. The Fund may also invest to a lesser degree in preferred stocks, convertible securities, warrants, and debt securities when the Fund perceives an opportunity for capital growth from such securities or so that the Fund may receive a return on its idle cash. Debt securities that the Fund may purchase include corporate bonds and debentures (not to exceed 5% of net assets in bonds rated below investment grade), government securities, mortgage- and asset-backed securities, zero-coupon bonds, indexed/structured notes, high-grade commercial paper, certificates of deposit and repurchase agreements. For a discussion of risks involved in lower-rated securities, mortgage-backed and asset-backed securities and zero coupon bonds, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Although it is the general policy of the Fund to purchase and hold securities for capital growth, changes in the Fund will be made as the Sub-advisor deems advisable. For example, portfolio changes may result from liquidity needs, securities having reached a price objective, or by reason of developments not foreseen at the time of the original investment decision. Portfolio changes may be effected for other reasons. In such circumstances, investment income will increase and may constitute a large portion of the return on the Fund and the Fund will not participate in the market advances or declines to the extent that it would if it were fully invested.

         Because investment changes usually will be made without reference to the length of time a security has been held, a significant number of short-term transactions may result. To a limited extent, the Fund may also purchase individual securities in anticipation of relatively short-term price gains, and the rate of portfolio turnover will not be a determining factor in the sale of such securities. However, certain tax rules may restrict the Fund's ability to sell securities in some circumstances when the security has been held for less than three months. Increased portfolio turnover necessarily results in correspondingly higher brokerage costs for the Fund.

         The Fund may invest in "special situations" from time to time. A "special situation" arises when, in the opinion of the Sub-advisor, the securities of a particular company will be recognized and appreciate in value due to a specific development, such as a technological breakthrough, management change or new product at that company. Investment in "special situations" carries an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

         Foreign Securities. The Fund may also purchase securities of foreign issuers, including foreign equity and debt securities and depositary receipts. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign stocks. No more than 25% of the Fund's assets may be invested in foreign securities denominated in foreign currency and not publicly traded in the United States. For a discussion of depositary receipts and the risks involved in investing in foreign securities, including the risk of currency fluctuations, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Futures, Options and Other Derivative Instruments. Subject to certain limitations, the Fund may purchase and write options on securities, financial indices, and foreign currencies, and may invest in futures contracts on securities, financial indices, and foreign currencies ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products. These instruments will be used primarily to hedge the Fund's positions against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Fund may also use derivative instruments for non-hedging purposes such as increasing the Fund's income or otherwise enhancing return. The Fund will not use futures contracts and options for leveraging purposes. There can be no assurance, however, that the use of these instruments by the Fund will assist it in achieving its investment objective. The use of futures, options, forward contracts and swaps involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. The Sub-advisor may, from time to time, at its own expense, call upon the experience of experts to assist it in implementing these strategies. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations. For an additional discussion of futures and options transactions and the risks involved therein, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements. Subject to guidelines promulgated by the Directors of the Company and the Trustees of the Trust, the Fund may enter into repurchase agreements, which involve the purchase of a security by the Fund and a simultaneous agreement (generally with a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. The Fund's repurchase agreements will at all times be fully collateralized. Pursuant to an exemptive order granted by the Commission, the Fund and other funds advised by the Sub-advisor may invest in repurchase agreements and other money market instruments through a joint trading account. For a discussion of repurchase agreements and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Reverse Repurchase Agreements. The Fund is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price. For a discussion of reverse repurchase agreements and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         When-Issued, Delayed Delivery and Forward Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis, which generally involves the purchase of a security with payment and delivery due at some time in the future. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. For an additional discussion of when-issued securities and certain risks involved therein, see the Company's SAI under "Certain Risk Factors and Investment Methods."

         Illiquid Securities. Subject to guidelines promulgated by the Directors of the Company and the Trustees of the Trust, the Fund may also invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. Securities eligible for resale under Rule 144A of the Securities Act of 1933, and commercial paper issued under Section 4(2) of the Securities
Act of 1933, could be deemed "liquid" when saleable in a readily available market. For a discussion of illiquid securities and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Lower-Rated High-Yield Bonds. The Fund may invest no more than 5% of its net assets (at the time of investment) in lower-rated high-yield bonds. For a discussion of these instruments and the risks involved therein, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Borrowing. Subject to the Fund's restrictions on borrowing, the Fund may also borrow money from banks. For a discussion of the Fund's limitations on borrowing and certain risks involved in borrowing, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

         Portfolio Turnover. The Fund may have higher portfolio turnover than other mutual funds with similar investment objectives. For a discussion of portfolio turnover and its effects, see this Prospectus and the Company's SAI under "Portfolio Transactions."

EQUITY INCOME FUND:

Investment Objective: The investment objective of the Equity Income Fund is to seek high current income while following sound investment practices. Capital growth potential is an additional, but secondary, consideration in the selection of portfolio securities.

Investment Policies:

         The Fund seeks to achieve its objective by investing in securities which will provide a relatively high yield and stable return and which, over a period of years, may also provide capital appreciation. The Fund normally will invest at least 65% of its assets in dividend-paying, marketable common stocks of domestic and foreign industrial issuers. Up to 10% of the Fund's assets may be invested in equity securities that do not pay regular dividends. The Fund also will invest in convertible bonds, preferred stocks and debt securities. In periods of uncertain market and economic conditions, as determined by the Directors of the Company or the Trustees of the Trust, where applicable, the Fund may depart from the basic investment objective and assume a defensive position with up to 50% of its assets temporarily invested in high quality corporate bonds, or notes and government issues, or held in cash.

         The Fund's investments in common stocks may, of course, decline in value. To minimize the risk this presents, the Sub-advisor only invests in common stocks and equity securities of domestic and foreign industrial issuers which are marketable; and will not invest more than 5% of the Fund's assets in the securities of any one company or more than 25% of the Fund's assets in any one industry.

         Debt Securities. The Fund's investments in debt securities will generally be subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of debt securities in which the Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of debt securities, whereas a decline in interest rates will tend to increase their values. Although the Sub-advisor will limit the Fund's debt security investments to securities it believes are not highly speculative, both kinds of risk are increased by investing in debt securities rated below the top four grades by Standard & Poor's Corporation ("Standard & Poor's) or Moody's Investors Services, Inc. ("Moody's") and unrated debt securities, other than Government National Mortgage Association modified pass-through certificates.

         In order to decrease its risk in investing in debt securities, the Fund will invest no more than 15% of its assets in debt securities rated below AAA, AA, A or BBB by Standard & Poor's, or Aaa, Aa, A or Baa by Moody's, and in no event will the Fund ever invest in a debt security rated below Caa by Moody's or CCC by Standard & Poor's. Lower rated bonds by Moody's (categories Ba, B, Caa) are of poorer quality and may have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower rated bonds by Standard & Poor's (categories BB, B,
CCC) include those which are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
For a description securities ratings, see the Appendix to the Company's SAI.

         While the Sub-advisor will monitor all of the debt securities in the Fund for the issuers' ability to make required principal and interest payments and other quality factors, the Sub-advisor may retain in the Fund a debt security whose rating is changed to one below the minimum rating required for purchase of such a security. For a discussion of the special risks involved in lower-rated bonds, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Portfolio Turnover. There are no fixed limitations regarding portfolio turnover. The rate of portfolio turnover may fluctuate as a result of constantly changing economic conditions and market circumstances. Securities initially satisfying the Fund's basic objectives and policies may be disposed of when they are no longer suitable. As a result, the Fund's annual portfolio turnover rate may be higher than that of other investment companies seeking current income with capital growth as a secondary consideration. For a discussion of portfolio turnover and its effects, see this Prospectus and the Company's SAI under "Portfolio Transactions."

         Repurchase Agreements. Subject to guidelines promulgated by the Directors of the Company and the Trustees of the Trust, the Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund. These agreements are entered into with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers which are deemed creditworthy. A repurchase agreement is a means of investing moneys for a short period. In a repurchase agreement, the Fund acquires a debt instrument (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) subject to resale to the seller at an agreed upon price and date (normally, the next business day). In the event that the original seller defaults on its obligation to repurchase the security, the Fund could incur costs or delays in seeking to sell such security. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest), and such agreements will be effected only with parties that meet certain creditworthiness standards established by the Directors of the Company and the Trustees of the Trust. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities. The Fund has not adopted any limit on the amount of its total assets that may be invested in repurchase agreements maturing in seven days or less.

         Lending Portfolio Securities. The Fund also may lend its securities to qualified brokers, dealers, banks, or other financial institutions. This practice permits the Fund to earn income, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies, equal to at least 100% of the current market value of the loaned securities, determined on a daily basis. Lending securities involves certain risks, the most significant of which is the risk that a borrower may fail to return a portfolio security. The Sub-advisor monitors the creditworthiness of borrowers in order to minimize such risks. The Fund will not lend any security if, as a result of such loan, the aggregate value of securities then on loan would exceed 33 1/3% of the Fund's total net assets (taken at market value). For an additional discussion of the Fund's limitations on lending and certain risks involved in lending, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

         Foreign Securities. The Fund may invest up to 25% of its total assets in foreign securities. Investments in securities of foreign companies and in foreign markets involve certain additional risks not associated with investments in domestic companies and markets. The Fund may invest in countries considered to be developing which may involve special risks. For a discussion of these risks and the risks of investing in foreign securities, in general, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Illiquid Securities. Subject to guidelines promulgated by the Directors of the Company and the Trustees of the Trust, the Fund may invest up to 15% of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors and the Trustees, or the Investment Manager or the Sub-advisor, acting pursuant to authority delegated by the Directors and the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to that rule, and therefore that such securities are not subject to the foregoing limitation. For a discussion of restricted securities and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Borrowing. For a discussion of the Fund's limitations on borrowing and certain risks involved in borrowing, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

STRATEGIC BALANCED FUND:

Investment Objective: The investment objective of the Strategic Balanced Fund is to seek capital growth and current income.

Investment Policies:

         It is the Sub-advisor's intention to maintain approximately 60% of the Fund's assets in common stocks that are considered by the Sub-advisor to have better-than-average prospects for appreciation and the remainder in bonds and other fixed income securities.

         Equity Investments. With the equity portion of the Fund, the Sub-advisor seeks capital growth by investing in securities, primarily common stocks, that meet certain fundamental and technical standards of selection (relating primarily to earnings and revenue acceleration) and have, in the opinion of the Sub-advisor, better-than-average potential for appreciation. So long as a sufficient number of such securities are available, the Sub-advisor intends to keep the equity portion of the Fund fully invested in these securities regardless of the movement of stock prices generally. The Fund may purchase securities only of companies that have a record of at least three years continuous operation.

         The Sub-advisor selects, for the equity portion of the Fund, securities of companies whose earnings and revenue trends meet the Sub-advisor's standards of selection. The size of the companies in which the Fund invests tends to give it its own characteristics of volatility and risk. These differences come about because developments such as new or improved products or methods, which would be relatively insignificant to a large company, may have a substantial impact on the earnings and revenues of a small company and create a greater demand and a higher value for its shares. However, a new product failure which could readily be absorbed by a large company can cause a rapid decline in the value of the shares of a smaller company. Hence, it could be expected that the volatility of the Fund will be impacted by the size of companies in which it invests.

         Fixed Income Investments. The Sub-advisor intends to maintain approximately 40% of the Fund's assets in fixed income securities, approximately 80% of which will be invested in domestic fixed income securities and approximately 20% of which will be invested in foreign fixed income securities. This percentage will fluctuate from time to time and may be higher or lower depending on the mix the Sub-advisor believes will provide the most favorable outlook for achieving the Fund's objectives. A minimum of 25% of the Fund's assets will be invested in fixed income senior securities.

         The fixed income portion of the Fund will include U.S. Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and non-convertible debt obligations issued by U.S. or foreign corporations. The Fund may also invest in mortgage-related and other asset-backed securities. As with the equity portion of the Fund, the bond portion of the Fund will be diversified among the various types of fixed income investment categories described above. The Sub-advisor's strategy is to actively manage the Fund by investing the Fund's assets in sectors it believes are undervalued (relative to the other sectors) and which represent better relative long-term investment opportunities.

         The value of fixed income securities fluctuates based on changes in interest rates, currency values and the credit quality of the issuer. The Sub-advisor will actively manage the Fund, adjusting the weighted average portfolio maturity as necessary in response to expected changes in interest rates. During periods of rising interest rates, the weighted average maturity of the Fund may be moved to the shorter end of its maturity range in order to reduce the effect of bond price declines on the Fund's net asset value. When interest rates are falling and bond prices are rising, the weighted average portfolio maturity may be moved toward the longer end of its maturity range.

         Debt securities that comprise part of the Fund's fixed income portfolio will primarily be limited to "investment grade" obligations. However, the Fund may invest up to 10% of its fixed income assets in "high yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization for example, at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P"), or, if not rated, are of equivalent investment quality as determined by the Sub-advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances. "High yield" securities, sometimes referred to as "junk bonds," are higher risk, non-convertible debt obligations that are rated below investment grade securities, or are unrated, but with similar credit quality. For a description of securities ratings, see the Appendix to the Company's SAI.

         There are no credit or maturity restrictions on the fixed income securities in which the high yield portion of the Fund may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the Fund are analyzed by the Sub-advisor to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the Fund. For an additional discussion of lower-rated securities and certain risks involved therein, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Under  normal  market   conditions,   the  maturities  of  fixed-income
securities in which the Fund invests will range from 2 to 30 years.

         In determining the allocation of assets among U.S. and foreign capital markets, the Sub-advisor considers the condition and growth potential of the various economies; the relative valuations of the markets; and social, political, and economic factors that may affect the markets. In selecting securities in foreign currencies, the Sub-advisor considers, among other factors, the impact of foreign exchange rates relative to the U.S. dollar value of such securities. The Sub-advisor may seek to hedge all or a part of the Fund's foreign currency exposure through the use of forward foreign currency contracts or options thereon.

         Foreign Securities. The Fund may invest up to 25% of its assets in the securities of foreign issuers, including debt securities of foreign governments and their agencies primarily from developed markets, when these securities meet its standards of selection. The Fund may make such investments either directly in foreign securities, or by purchasing depositary receipts ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter market in one country but represent the shares of issuers domiciled in other countries. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

         The Fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic securities purchased by the Fund are also applicable to its foreign securities investments. For a discussion of certain risks involved in investing in foreign securities, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Forward Currency Exchange Contracts. Some of the foreign securities held by the Fund may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the Fund may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of the Fund.

         To protect against adverse movements in exchange rates between currencies, the Fund may, for hedging purposes only, enter into forward currency exchange contracts and buy put and call options relating to currency futures contracts. A forward currency exchange contract obligates the Fund to purchase or sell a specific currency at a future date at a specific price. An option is a contractual right to acquire a financial asset, such as a security, the securities of a market index, a foreign currency or a foreign currency exchange contract, at a specified price at the end of a specified term. The Fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the Fund's positions generally. By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The Fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

         When the Sub-advisor believes that a particular currency may decline in value compared to the U.S. dollar, the Fund may enter into forward currency exchange contracts to sell the value of some or all of the Fund's securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The Fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency. The Fund will make use of the portfolio hedging to the extent deemed appropriate by the Sub-advisor. However, it is anticipated that the Fund will enter into portfolio hedges much less frequently than transaction hedges.

         If the Fund enters into a forward contract, the Fund, when required, will instruct its custodian bank to segregate cash or other liquid assets in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the Fund's commitment. At any given time, no more than 10% of the Fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

         Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the Fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationships between the foreign currency and the U.S. dollar. For an additional discussion of foreign currency exchange contracts, certain risks involved therein and the risks of currency fluctuations generally, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Mortgage-Related and Other Asset-Backed Securities. The Fund may purchase mortgage-related and other asset-backed securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations.

         Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

         The Fund may also invest in collateralized mortgage obligations (CMOs). CMOs are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The Fund may buy CMOs that are:
(i) collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government; (ii) collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities; or (iii) securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. For a discussion of certain risks involved in mortgage related and other asset-back securities, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Portfolio Turnover. Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the Fund's objectives. The rate of portfolio turnover is irrelevant when the Sub-advisor believes a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated. The portfolio turnover of the Fund may be higher than other mutual funds with similar investment objectives. For a discussion of portfolio turnover and its effects, see this Prospectus and the Company's SAI under "Portfolio Transactions."

         Repurchase Agreements. Subject to guidelines promulgated by the Directors of the Company, the Fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the Fund.

         The Fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the Directors of the Company. The Fund will invest no more than 15% of its assets in repurchase agreements maturing in more than seven days. For a discussion of repurchase agreements and certain risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative Securities. To the extent permitted by its investment objectives and policies, the Fund may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

         Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

         There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

         The Fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the Fund may not invest in oil and gas leases or futures. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

         There are a range of risks associated with derivative investments, including: the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-advisor anticipates; the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment; and the risk that the counterparty will fail to perform its obligations. For a discussion of certain risks involved in investing in derivative securities, including futures and options contracts, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Portfolio Securities Lending. In order to realize additional income, the Fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the Fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The Fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the Fund to vote the securities. Such loans may not exceed one-third of the Fund's total assets taken at market. Interest on loaned securities may not exceed 10% of the annual gross income of the Fund (without offset for realized capital gains).

         When-Issued Transactions. The Fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the Sub-advisor, such purchases will further the investment objectives of the Fund. For a discussion of when-issued securities and certain risks involved therein, see the Company's SAI under "Certain Risk Factors and Investment Methods."

         Short Sales. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the Fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

         The Fund may make a short sale when it wants to sell the security it owns at a current attractive price but also wishes to defer recognition of gain or loss for federal income tax purposes, and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

         Rule 144A Securities. The Fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the Fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional buyers rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

         With respect to securities eligible for resale under Rule 144A, the Staff of the Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the board of directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Directors of the Company are responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Directors of the Company have delegated the day-to-day function of determining the liquidity of Rule 144A securities to the Sub-advisor. The Directors retain the responsibility to monitor the implementation of the guidelines and procedures they have adopted.

         Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the Fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the Sub-advisor will consider appropriate remedies to minimize the effect on the Fund's liquidity. The Fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of Fund shares). For an additional discussion of Rule 144A securities and illiquid and restricted securities, and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Borrowing. For a discussion of the Fund's limitations on borrowing and certain risks involved in borrowing, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

HIGH YIELD BOND FUND:

Investment Objective: The investment objective of the High Yield Bond Fund is to seek high current income by investing primarily in a diversified portfolio of fixed income securities. The fixed income securities in which the Fund intends to invest are lower-rated corporate debt obligations. Lower-rated debt obligations are generally considered to be high risk investments.

Investment Policies:

         The Fund will invest at least 65% of its assets in lower-rated (BBB or lower) corporate debt obligations. Under normal circumstances, the Fund will not invest more than 10% of the value of its total assets in equity securities. The fixed income securities in which the Fund may invest include, but are not limited to: preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates. The corporate debt obligations in which the Fund intends to invest are expected to be lower rated.

         Other permitted investments for the Fund currently include, but are not limited to, the following: corporate debt obligations having floating rates of interest which are rated BBB or lower by recognized rating agencies; commercial paper; obligations of the United States; notes, bonds, and discount notes of the following U.S. government agencies or instrumentalities: Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Federal Farm Credit Banks, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration; time and savings deposits (including certificates of deposit) in commercial or savings banks whose deposits are insured by the Bank Insurance Fund ("BIF"), or the Savings Association Insurance Fund ("SAIF"), including certificates of deposit issued by and other time deposits in foreign branches of BIF-insured banks; bankers' acceptances issued by a BIF-insured bank, or issued by the bank's Edge Act subsidiary and guaranteed by the bank, with remaining maturities of nine months or less. The total acceptances of any bank held by the Fund cannot exceed 0.25 of 1% of such bank's total deposits according to the bank's last published statement of condition preceding the date of acceptance; and general obligations of any state, territory, or possession of the United States, or their political subdivisions, so long as they are either (1) rated in one of the four highest grades by nationally recognized statistical rating organizations or (2) issued by a public housing agency and backed by the full faith and credit of the United States.

         The corporate debt obligations in which the Fund may invest are generally rated BBB or lower by Standard & Poor's Corporation ("Standard & Poor's") or Baa or lower by Moody's Investors Service, Inc. ("Moody's"), or are not rated but are determined by the Sub-advisor to be of comparable quality. For a description of securities ratings, see the Appendix to the Company's SAI. There is no lower limit with respect to rating categories for securities in which the Fund may invest.

         Special Risks of Lower-Rated Debt Obligations or "Junk Bonds." The corporate debt obligations in which the Fund invests are usually not in the three highest rating categories of a nationally recognized rating organization (AAA, AA, or A for Standard & Poor's and Aaa, Aa or A for Moody's) but are in the lower rating categories or are unrated but are of comparable quality and have speculative characteristics or are speculative. Lower-rated or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category.

         The Sub-advisor believes that lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the prices or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers in lower-rated securities. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time.

         As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal and income than higher-rated securities. An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligation to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of the securities they have issued. As a result of these restructurings, holders of lower-rated securities may receive less principal and interest than they had bargained for at the time such bonds were purchased. In the event of a restructuring, the Fund may bear additional legal or administrative expenses in order to maximize recovery from an issuer.

         The secondary trading market for lower-rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. Certain institutions, including federally insured savings and loan associations, may not legally purchase and hold lower-rated bonds, which could have an adverse impact on the overall liquidity of the market. Adverse publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business conditions, whether or not warranted by fundamental analysis, may also affect the price or liquidity of lower-rated bonds. On occasion, therefore, it may become difficult to price or dispose of a particular security in the Fund. For an additional discussion of the risks involved in lower-rated securities, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Illiquid Securities. Subject to guidelines promulgated by the Directors of the Company, the Fund may acquire securities which are subject to legal or contractual delays, restrictions and costs on resale. As a matter of investment policy which can be changed without shareholder approval, the Fund will not invest more than 15% of its net assets in illiquid securities, which include certain private placements not determined to be liquid under criteria established by the Directors of the Company and repurchase agreements providing for settlement in more than seven days after notice. Securities eligible for resale under Rule 144A of the Securities Act of 1933, and commercial paper issued under Section 4(2) of the Securities Act of 1933, could be deemed "liquid" when saleable in a readily available market. For an additional discussion of illiquid and restricted securities, and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. For an additional discussion of these transactions and certain risks involved therein, see the Company's SAI under "Certain Risk Factors and Investment Methods."

         Temporary Investments. The Fund may also invest all or a part of its assets temporarily in cash or cash items during time of unusual market conditions for defensive purposes or to maintain liquidity. Cash items may include, but are not limited to: certificates of deposit; commercial paper (generally lower-rated); short-term notes; obligations issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities; and repurchase agreements.

         Repurchase Agreements. Subject to guidelines promulgated by the Directors of the Company, the Fund may enter into repurchase agreements and certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. For an additional discussion of repurchase agreements and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Lending Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Sub-advisor has determined are creditworthy under guidelines established by the Directors of the Company and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. For an additional discussion of the Fund's limitations on lending and certain risks involved in lending, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

         Borrowing. For a discussion of the Fund's limitations on borrowing and certain risks involved in borrowing, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

         Zero Coupon Bonds. The Fund may, from time to time, own zero coupon bonds or pay-in-kind securities. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity. Pay-in-kind securities make periodic payments in the form of additional securities (as opposed to cash). The price of zero coupon bonds and pay-in-kind securities are generally more sensitive to fluctuations in interest rates than are conventional bonds. Additionally, federal tax law requires that interest on zero coupon bonds and pay-in-kind securities be reported as income to the Fund even though the Fund received no cash interest until the maturity or payment date of such securities.

         Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund. For an additional discussion of zero coupon bonds, see the Company's SAI under "Certain Risk Factors and Investment Methods."

         Foreign Securities. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States. For a discussion of the risks involved in investing in foreign securities, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Reducing Risks of Lower-Rated Securities. The Sub-advisor believes that the risks of investing in lower-rated securities may be reduced. There can, however, be no assurances that such risks will actually be reduced by the following methods. The professional portfolio management techniques used by the Sub-advisor to attempt to reduce these risks include:

                  Credit Research. The Sub-advisor will perform its own credit analysis in addition to using nationally recognized rating organizations and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The Sub-advisor's credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest, or dividend coverage and earnings. In evaluating an issuer, the Sub-advisor places special emphasis on the estimated current value of the issuer's assets rather than historical cost.

                  Diversification. The Sub-advisor invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

                  Economic Analysis. The Sub-advisor will analyze current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical, and analysis of the business cycle can be important.

TOTAL RETURN BOND FUND:

Investment Objective: The investment objective of the Total Return Bond Fund is to maximize total return, consistent with preservation of capital. The Sub-advisor will seek to employ prudent investment management techniques, especially in light of the broad range of investment instruments in which the Fund may invest.

Investment Policies:

         In selecting securities for the Fund, the Sub-advisor will utilize economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Sub-advisor's outlook for the U.S. and foreign economies, the financial markets and other factors. The Fund will invest at least 65% of its assets in the following types of securities which may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; corporate debt securities; corporate commercial paper; mortgage and other asset-backed securities; variable and floating rate debt securities; bank certificates of deposit; fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies or supranational entities; and foreign currency exchange-related securities, including foreign currency warrants.

         The Fund will invest in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration from three to six years. The duration of the Fund will vary within the three- to six-year time frame based upon the Sub-advisor's forecast for interest rates. The Sub-advisor bases its analysis of the average duration of the bond market on bond market indices which it believes to be representative, and other factors. The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") (or, if unrated, determined by the Sub-advisor to be of comparable quality). The Fund will maintain an overall dollar-weighted average quality of at least A (as rated by Moody's or S&P). In the event that ratings services assign different ratings to the same security, the Sub-advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. The Sub-advisor will seek to reduce the risks associated with investing in such securities by limiting the Fund's holdings in such securities and by the depth of its own credit analysis. For a discussion of the risks involved in lower-rated high-yield bonds, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods." For a description of securities ratings, see the Appendix to the Company's SAI.

         The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Fund holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Sub-advisor believes to be relatively undervalued.

         The Fund may buy or sell interest rate futures contracts, options on interest rate futures contracts and options on debt securities for the purpose of hedging against changes in the value of securities which the Fund owns or anticipates purchasing due to anticipated changes in interest rates. The Fund may engage in foreign currency transactions. Foreign currency exchange transactions may be entered into the purpose of hedging against foreign currency exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies.

         The Fund may enter into swap agreements for the purposes of attempting to obtain a particular investment return at a lower cost to the Fund than if the Fund had invested directly in an instrument that provided that desired return. In addition, the Fund may purchase and sell securities on a when-issued and delayed delivery basis and enter into forward commitments to purchase securities; lend its securities to brokers, dealers and other financial institutions to earn income; and borrow money for investment purposes.

         The "total  return"  sought by the Fund will  consist of  interest  and dividends from underlying securities, capital appreciation reflected in unrealized increases in value of portfolio securities or realized from the purchase and sale of securities, and use of futures and options or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio investing in equity securities. At the same time, the market risk and volatility of a fixed income portfolio is expected to be less than that of an equity portfolio, so that a fixed income portfolio is generally considered to be a more conservative investment. The change in the market value of fixed income securities (and therefore their capital appreciation or depreciation) is largely a function of changes in the current level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. When interest rates are flat, shorter duration portfolios generally will not achieve as high a level of return as longer duration portfolios (assuming that long-term interest rates are higher than short-term interest rates, which is commonly the case). With respect to the composition of any fixed-income portfolio, the longer the duration of the portfolio, the greater the potential for total return, with, however, greater attendant market risk and price volatility than for a portfolio with a shorter duration. The market value of securities denominated in currencies other than U.S. dollars also may be affected by movements in foreign currency exchange rates.

         The Fund's investments include, but are not limited to, the following:

         U.S. Government Securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

         Corporate Debt Securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Investment in corporate debt securities that are below investment grade (rated below Baa (Moody's) or BBB (S&P)) are described as "speculative" both by Moody's and S&P. For a description of the special risks involved with lower-rated high-yield bonds, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Mortgage-Related and Other Asset-Backed Securities. The Fund may invest all of its assets in mortgage-related and other asset-backed securities, including mortgage pass-through securities and collateralized mortgage obligations. The value of some mortgage- or asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-advisor to forecast interest rates and other economic factors correctly. For a description of these securities and the special risks involved therein, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements. For the purpose of achieving income, the Fund may enter into repurchase agreements, subject to guidelines promulgated by the Directors of the Company and the Trustees of the Trust. The Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. For a discussion of repurchase agreements and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Reverse Repurchase Agreements. A reverse repurchase agreement is a form of leverage that involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of cash or other liquid assets to cover its obligations under reverse repurchase agreements. The Fund may also borrow money for investment purposes. Such a practice will result in leveraging of the Fund's assets. Leverage will tend to exaggerate the effect on net asset value of any increase or decrease in the value of the Fund and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. For a discussion of reverse repurchase agreements and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Lending Portfolio Securities. For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund. For an additional discussion of the Fund's limitations on lending and certain risks involved in lending, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

         When-Issued or Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date, in a segregated account, cash or other liquid assets in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although the Fund may earn income on securities it has deposited in a segregated account. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the security, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a delayed delivery basis.

         Foreign Securities. The Fund may invest directly in U.S. dollar- or foreign currency-denominated fixed income securities. The Fund will limit its foreign investments to securities of issuers based in developed countries (including newly industrialized countries, such as Taiwan, South Korea and Mexico). Investing in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. companies. For a discussion of the risks involved in investing in foreign securities, including the risk of currency fluctuations, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Brady Bonds. The Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government Securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by the Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

         Foreign Currency Transactions. The Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures contracts, enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. For a discussion of foreign currency transactions and the risks involved therein, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Options on Securities, Securities Indexes and Currencies. The Fund may purchase and write call and put options on securities, securities indexes and on foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. The Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Fund may use these techniques to hedge against changes in interest rates, foreign currency, exchange rates or securities prices or as part of its overall investment strategy.

         The Fund may purchase options on securities to protect holdings in an underlying or related security against a substantial decline in market value. A fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A fund may write a call or put option only if it is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

         The Fund may also invest in foreign-denominated securities and may buy or sell put and call options on foreign currencies. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. For a discussion of options and the risks involved therein, as well as the risks involved in investing in foreign currency, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Swap Agreements. The Fund may enter into interest rate, index and currency exchange rate swap agreements for the purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of a swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement ("net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or other liquid assets to avoid any potential leveraging of the Fund. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

         Risks of Swaps. Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Fund's ability to predict correctly whether certain types of investment are likely to produce greater returns than other investments. Because they are two-party contracts and because they have terms of greater than seven days, swap agreements may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of a default or bankruptcy of a swap agreement counterparty. The Sub-advisor will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is relatively new and is largely unregulated. It is possible that developments in the swaps market, including potential governmental regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Futures Contracts and Options on Futures Contracts. The Fund may invest in interest rate futures contracts, stock index futures contracts and foreign currency futures contracts and options thereon that are traded on a U.S. or foreign exchange or board of trade. The Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use financial futures contracts and related options only for "bona fide" hedging purposes, as such term is defined in the applicable regulations of the Commodity Futures Trading Commission, or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such non-hedging positions only to the extent that aggregate initial margin deposit plus premiums paid by it for the open futures options position, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's total assets. For an additional discussion of futures contracts and related options, and the risks involved therein, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Borrowing. For a discussion of the Fund's limitations on borrowing and certain risks involved in borrowing, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

         Portfolio Turnover. The Fund may have higher portfolio turnover than other mutual funds with similar investment objectives. For a discussion of portfolio turnover and its effects, see this Prospectus and the Company's SAI under "Portfolio Transactions."

MONEY MARKET FUND:

Investment Objective: The investment objective of the Money Market Fund is to seek high current income and maintain high levels of liquidity.

Investment Policies:

         The Fund attempts to accomplish its objectives by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in the types of high quality U.S. dollar-denominated securities described below which have effective maturities of not more than 397 days. The Fund will invest in one or more of the types of investments described below.

         United  States   Government   Obligations.   The  Fund  may  invest  in
obligations of the U.S. Government and its agencies ("U.S. Government Obligations") and instrumentalities ("U.S. Government Instrumentalities") maturing 397 days or less from the date of acquisition or purchased pursuant to repurchase agreements that provide for repurchase by the seller within 397 days from the date of acquisition. U.S. Government Obligations, for purposes of this Fund, include: (i) direct obligations issued by the United States Treasury such as Treasury bills, notes and bonds; and (ii) instruments issued or guaranteed by government-sponsored agencies acting under authority of Congress, such as, but not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Intermediate Credit Banks, Federal Land Banks, and Tennessee Valley Authority, Federal Home Loan Bank and Federal Farm Credit Bureau. U.S. Government Instrumentalities are government agencies organized by Congress under a Federal Charter and supervised and regulated by the U.S. Government, such as the Federal National Mortgage Association and the Student Loan Mortgage Association. Some of these U.S. Government Obligations are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Mortgage Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to the U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         Bank Obligations. The Fund may invest in high quality United States dollar-denominated negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under United States federal or state law, (ii) foreign branches of these banks or foreign banks of equivalent size (Euros), and (iii) United States branches of foreign banks of equivalent size (Yankees). The Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank). These obligations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance these commitments will be undertaken or met in the future.

         Commercial Paper; Bonds. The Fund may invest in high quality commercial paper and corporate bonds issued by United States corporations. The Fund may also invest in bonds and commercial paper of foreign issuers if the obligation is United States dollar-denominated and is not subject to foreign withholding tax. For a discussion of the risks involved in foreign investments, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Asset-Backed Securities. As may be permitted by current laws and regulations and if expressly permitted by the Directors of the Company and the Trustees of the Trust, the Fund may invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities provide periodic payments that generally consist of both interest and principal payments. Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying debt instruments. For more information about these instruments and the risks involved therein, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Synthetic Instruments. As may be permitted by current laws and regulations and if expressly permitted by the Directors of the Company and the Trustees of the Trust, the Fund may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The certificates are generally sold in private placements in reliance on Rule 144A of the Securities Act of 1933. The Sub-advisor will review the structure of synthetic instruments to identify credit and liquidity risks and will monitor such risks.

         Quality Information. The Fund will limit its investments to those securities which, in accordance with guidelines adopted by the Directors of the Company and the Trustees of the Trust, present minimal credit risks. In addition, the Fund will not purchase any security (other than a United States Government security) unless: (i) if rated by only one nationally recognized rating organization (such as Moody's and Standard & Poor's), then such organization has rated it with the highest rating assigned to short-term debt securities; (ii) if rated by more than one nationally recognized rating organization, then at least two such rating organizations have rated it with the highest rating assigned to short-term debt securities; or (iii) it is not rated and is determined to be of comparable quality. Determinations of comparable quality shall be made in accordance with procedures established by the Directors of the Company and the Trustees of the Trust. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment, subject in certain circumstances to a finding by the Directors and Trustees that disposing of the investment would not be in the Fund's best interest.
For a description of securities ratings, see the Appendix to the Company's SAI.

         When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Fund until settlement. The Fund maintains with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets less liabilities other than the obligations created by these commitments. For an additional discussion of when-issued securities and certain risks involved therein, see the Company's SAI under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements. Subject to guidelines promulgated by the Directors of the Company and the Trustees of the Trust, the Fund is permitted to enter into repurchase agreements. For a discussion of repurchase agreements and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Reverse Repurchase Agreements. The Fund is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Fund's ability to maintain a net asset value of $1.00 per share. For a discussion of reverse repurchase agreements and the risks involved therein, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Securities. The Fund may invest in U.S. dollar-denominated foreign securities. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Generally, ADRs and EDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or European, in the case of EDRs, securities markets. For a discussion of depositary receipts and the risks involved in investing in foreign securities, in general, see this Prospectus and the Company's SAI under "Certain Risk Factors and Investment Methods."

         Lending Portfolio Securities. Subject to the Fund's restriction on lending, the Fund is permitted to lend its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. For an additional discussion of the Fund's limitations on lending and certain risks involved in lending, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

         Borrowing. The Fund may borrow money from banks for non-leveraging, temporary or emergency purposes in amounts up to 33 1/3% of its total assets. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets. For an additional discussion of the Fund's limitations on borrowing and certain risks involved in borrowing, see this Prospectus under "Certain Risk Factors and Investment Methods" and the Company's SAI under "Fundamental Investment Restrictions."

                   CERTAIN RISK FACTORS AND INVESTMENT METHODS

         The following is a description of certain securities and investment methods that the Funds and Portfolios may invest in or use, and certain of the risks associated with such securities and investment methods. Whether a particular Fund or Portfolio may invest in a specific security or use a type of investment method, as well as other risk factors associated with the Fund or Portfolio's investment program, are described in this Prospectus and the Company's SAI under "Investment Programs of the Funds" and in the Company's SAI under "Fundamental Investment Restrictions." The risk factors and investment methods described below only apply to those Funds or Portfolios that may invest in such securities or use such investment methods. Because the investment objective, policies and limitations of each Feeder Fund are identical to those of its corresponding Portfolio, the references below to the investment methods used by the Funds apply equally to those used by the Feeder Funds' corresponding Portfolios.

         Derivative Instruments. To the extent permitted by the investment objectives and policies of a Fund, a Fund may invest in securities and other instruments that are commonly referred to as "derivatives." For instance, a Fund may purchase and write call and put options on securities, securities indexes and foreign currencies, enter into futures contracts and use options on futures contracts, and enter into swap agreements with respect to foreign currencies, interest rates, and securities indexes. A Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of their overall investment strategies.

         In general, derivative instruments are those securities or other instruments whose value is derived from or related to the value of some other instrument or asset, but not those securities whose payment of principal and/or interest depend upon cash flows from underlying assets, such as mortgage or asset-backed securities. The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-advisor to forecast interest rates and other economic factors correctly. If the Sub-advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of a loss.

         A Fund might not employ any of the derivative strategies described below, and no assurance can be given that any strategy used will succeed. If a Sub-advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. In addition, while some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in related investments. Furthermore, a Fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or may need to sell a portfolio security at a disadvantageous time, due to the need to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. A Fund may also be unable to close out or to liquidate its derivatives positions.

         Options:

                  Call Options. A call option on a security gives the purchaser of the option, in return for a premium paid to the writer (seller), the right to buy the underlying security at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer (seller) of a call option has the obligation to sell the underlying security at the exercise price. When a Fund purchases a call option, it will pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by such Fund, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were to be purchased directly. By writing a call option, a Fund assumes the risk that it may be required to deliver the security having a market value higher than its market value at the time the option was written. The Fund will write call options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price.

                  If a Fund writes a call option on a security it already owns, it gives up the opportunity for capital appreciation above the exercise price should market price of the underlying security increase, but retains the risk of loss should the price of the underlying security decline. Writing call options also involves the risk relating to a Fund's ability to close out options it has written.

                  A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index, and all settlements are made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written.

                  Put Options. A put option on a security gives the purchaser of the option, in return for premium paid to the writer (seller), the right to sell the underlying security at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security at the exercise price. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.

                  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index, and all settlements are made in cash.

                  A Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold.

         Futures Contracts and Related Options. A financial futures contract calls for delivery of a particular security at a specified price at a certain time in the future. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future time. A Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect the Fund's securities from a decrease in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, the purchaser of a put option on a futures contract is entitled (but not obligated) to sell a futures contract at a fixed price during the life of the option.

         Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, interest rate securities called for in a contract at a specified future time at a specified price. A stock index assigns relative values to common stocks included in the index and the index fluctuates with changes in the market values of the common stocks included. A stock index futures contract is a bilateral contract pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

         Futures contracts and options can be highly volatile and could result in reduction of a Fund's total return, and a Fund's attempt to use such investments for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. A Fund's potential losses from the use of futures extends beyond its initial investment in such contracts. Also, losses from options and futures could be significant if a Fund is unable to close out its position due to distortions in the market or lack of liquidity.

         The use of futures and options involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Sub-advisor seeks to protect a Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, the Fund could be left in a less favorable position than if such strategies had not been used. The successful use of these strategies therefore may depend on the ability of the Sub-advisor to correctly forecast interest rate movements and general stock market price movements. Risks inherent in the use of futures and options include: (a) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (b) imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; (c) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (d) the possible absence of a liquid secondary market for any particular instrument at any time; and (e) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to such Fund.

         In addition, the use of futures and options involves the risk of imperfect correlation between movements in futures and options prices and movements in the price of securities that are the subject of a hedge. Particularly with respect to options on stock indices and stock index futures, the risk of such imperfect correlation increases as the composition of the Fund diverges from the composition of the relevant index.

         Pursuant to regulations of the Commodity Futures Trading Commission ("CFTC"), the Company has represented that:

         (i) it will  not  purchase  or  sell  futures  or  options  on  futures contracts or stock indices for purposes other than bona fide hedging transactions (as defined by the CFTC) if as a result the sum of the initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of each Fund's net assets; and

         (ii) a Fund will not enter into any futures contracts if the aggregate amount of that Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

         Asset-Backed Securities. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, for example, credit card, automobile or trade receivables. Asset-backed commercial paper, one type of asset-backed security, is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

         The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average life and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing the credit support or enhancement.

         Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security will generally decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency or private institution that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

                  Collateralized Mortgage Obligations (CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may also be less marketable than other securities.

                  Stripped Agency Mortgage-Backed Securities. Stripped agency mortgage-backed securities represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped Agency Mortgage-Backed Securities may be issued by U.S. Government Agencies or by private issuers. Unlike other debt instruments and other mortgage-backed securities, the value of IOs tends to move in the same direction as interest rates.

         The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

         Foreign Securities. Investments in securities of foreign issuers may involve risks that are not present with domestic investments. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to credit and market risks. Sovereign risk includes local political or economic developments, potential nationalization, withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). Compared to United States issuers, there is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Brokerage commissions on foreign securities exchanges, which may be fixed, are generally higher than in the United States. Foreign issuers are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. In some countries, there may also be the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, difficulty in enforcing contractual and other obligations, political or social instability or revolution, or diplomatic developments which could affect investments in those countries. Settlement of transactions in some foreign markets may be delayed or less frequent than in the United States, which could affect the liquidity of investments. For example, securities which are listed on foreign exchanges or traded in foreign markets may trade on days (such as Saturday or Holidays) when a Fund does not compute its price or accept orders for the purchase, redemption or exchange of its shares. As a result, the net asset value of a Fund may be significantly affected by trading on days when shareholders cannot make transactions. Further, it may be more difficult for the Company's agents to keep currently informed about corporate actions which may affect the price of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements or loss of certificates for portfolio securities.

                  Currency Fluctuations. Investments in foreign securities may be denominated in foreign currencies. The value of Fund investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. A Fund's net asset value per share may, therefore, be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Foreign currency exchange rates generally are determined by the forces of supply and demand in foreign exchange markets and the relative merits of investment in different countries, actual or perceived changes in interest rates or other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. In addition, a Fund may incur costs in connection with conversions between various currencies. Investors should understand and consider carefully the special risks involved in foreign investing. These risks are often heightened for investments in emerging or developing countries.

                  Developing   Countries.   Investing  in  developing  countries
involves  certain  risks  not  typically   associated  with  investing  in  U.S.
securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: the risk of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; higher rates of inflation; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain developing countries; the fact that companies in developing countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets.

         American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are dollar-denominated receipts generally issued by a domestic bank that represents the deposit of a security of a foreign issuer. ADRs may be publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. Depositary receipts  may be issued as  sponsored  or  unsponsored  programs.  In  sponsored programs, the issuer makes arrangements to have its securities traded in the form of a depositary receipt. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, the import of such information may not be reflected in the market value of such securities.

         Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date the contract is agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, a Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency into which it will exchange. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. The Funds may enter into these contracts for the purposes of hedging against foreign exchange risk arising from such Fund's investment or anticipated investment in securities denominated in or exposed to foreign currencies. Although a Sub-advisor may, from time to time, seek to protect a Fund by using forward contracts, anticipated currency movements may not be accurately predicted and the Fund may incur a gain or a loss on a forward contract. A forward contract may reduce a Fund's losses on securities denominated in foreign currency, but it may also reduce the potential gain on the securities depending on changes in the currency's value relative to the U.S. dollar or other currencies.

         Lower-Rated High-Yield Bonds. Lower-rated high-yield bonds (commonly known as "junk bonds") are generally considered to be high risk investments as they are subject to a higher risk of default than higher-rated bonds. In addition, the market for lower-rated high-yield bonds generally is more limited than the market for higher-rated bonds, and because their markets may be thinner and less active, the market prices of lower-rated high-yield bonds may fluctuate more than the prices of higher-rated bonds, particularly in times of market stress. In addition, while the market for high-yield corporate debt securities has been in existence for many years, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession. Other risks which may be associated with lower-rated high-yield bonds include: the exercise of any redemption or call provisions in a declining market may result in their replacement by lower yielding bonds; and legislation, from time to time, may adversely affect their market. Since the risk of default is higher among lower-rated high-yield bonds, a Sub-advisor's research and analysis are an important ingredient in the selection of lower-rated high-yield bonds. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, investment risk may be reduced, although there is no assurance that losses will not occur.

         Illiquid and Restricted Securities. The Directors of the Company and the Trustees of the Trust have promulgated guidelines with respect to illiquid securities. Illiquid securities are deemed as such because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. Restricted securities are acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. However, the restrictions on resale may make it difficult for a Fund to dispose of such securities at the time considered most advantageous by its Sub-advisor, and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable. A Fund that may purchase restricted securities may qualify for and trade restricted securities in the "institutional trading market" pursuant to Rule 144A of the Securities Act of 1933. Trading in the institutional trading market may enable a Sub-advisor to dispose of restricted securities at a time the Sub-advisor considers advantageous and/or at a more favorable price than would be available if such securities were not traded in such market. However, the institutional trading market is relatively new and liquidity of a Fund's investments in such market could be impaired if trading does not develop or declines. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time a Fund may be permitted to sell it under an effective registration statement. If, during such a period, adverse conditions were to develop, a Fund might obtain a less favorable price than prevailing when it decided to sell.

         Repurchase Agreements. The Directors of the Company and the Trustees of the Trust have promulgated guidelines with respect to repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of a Fund's custodian maintained in a central depository or book-entry system or by physical delivery of the securities to a Fund's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

         A Fund which enters into a repurchase agreement bears a risk of loss in the event that the other party to such an agreement defaults on its obligation and such Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in value of the underlying securities during the period such Fund seeks to assert these rights, as well as the risk of incurring expenses in asserting these rights and the risk of losing all or part of the income from such an agreement. If the seller institution defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines and it might incur disposition costs in liquidating the collateral. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action.

         Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a broker-dealer or financial institution in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future such Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. When effecting reverse repurchase agreements, assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated on such Fund's records at the trade date and are maintained until the transaction is settled. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the repurchase price of the securities which it is obligated to repurchase.

         Borrowing. Each Fund's borrowings are limited so that immediately after such borrowing the value of the Fund's assets (including borrowings) less its liabilities (not including borrowings) is at least three times the amount of the borrowings. Should a Fund, for any reason, have borrowings that do not meet the above test then, within three business days, such Fund must reduce such borrowings so as to meet the necessary test. Under such a circumstance, such Fund may have to liquidate securities at a time when it is disadvantageous to do so. Gains made with additional funds borrowed will generally cause the net asset value of such Fund's shares to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of such Fund could decrease faster than if there had been no borrowings.

         Convertible Securities and Warrants. Convertible securities generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants. The value of warrants may fluctuate more than the value of the securities underlying such warrants. The value of a warrant detached from its underlying security will expire without value if the rights under such warrant are not exercised prior to its expiration date.

         Lending. With respect to the lending of securities, there is the risk of delays in receiving additional collateral or in the recovery of securities and possible loss of rights in collateral in the event that a borrower fails financially.

                            PERFORMANCE OF THE FUNDS

         From time to time, a Fund's yield and total return may be included in advertisements, sales literature, or shareholder reports. In addition, the Company may advertise the effective yield of the Money Market Fund. All figures are based upon historical earnings and are not intended to indicate future performance.

         The "yield" of a Fund refers to the annualized net income generated by an investment in that Fund over a specified 30-day period (7-day period for the Money Market Fund). The effective yield is calculated similarly, but, when annualized, the income earned by an investment in that Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

         The "total return" of a Fund refers to the average annual rate of return of an investment in the Fund. This figure is computed by calculating the percentage change in the value of an investment of $1,000, assuming reinvestment of all income dividends and capital gain distributions, to the end of a specified period. "Total return" quotations reflect the performance of the Fund and include the effect of capital changes.

         Additional information about the performance of the Funds is contained in the Company's SAI under "Additional Performance Information," and is also contained in the Funds' annual reports to shareholders, both of which you may obtain without charge by writing to "American Skandia Advisor Funds, Inc." at [INSERT] or by calling [INSERT].

                                HOW TO BUY SHARES

MINIMUM INVESTMENTS:

         You can open a Fund account with a minimum initial investment of $1,000 in a particular Fund and make additional investments to such account at any time with as little as $50. The initial investment minimum is reduced to $50 per Fund through "Automatic Investment Plans" as discussed more fully in this Prospectus under "Special Investment Programs and Privileges." Lower minimum initial and additional investments may also be applicable for certain tax deferred retirement programs. There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from a Fund.

METHODS OF BUYING SHARES:

         You can purchase shares of the Funds in the following ways: (1) through any broker-dealer or financial institution that has a sales agreement with American Skandia Marketing, Incorporated (the "Distributor"); (2) directly through the Company; or (3) automatically through an electronic transfer. Each Fund offers investors four different classes of shares -- Class A shares, Class B shares, Class C shares and Class X shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different sales charges, expenses and, likely, different share prices. When you purchase shares of the Funds, be sure to specify the class of shares of the Fund(s) you wish to purchase. If you do not choose, your investment will be made in Class A shares. See below for a detailed description of the purchase of Class A, B, C and X shares of the Funds.

         Buying Shares Through the Company. Make your check payable to "American Skandia Advisor Funds, Inc." and mail your investment, along with your completed account application, to the address indicated on the application. Please include an investment dealer on the application.

         Buying Shares By Wire. Call [INSERT] to obtain the account number to which you can wire or electronically transfer funds. You will then be requested to provide (i) your name, (ii) your address, (iii) your tax identification number, (iv) your dividend distribution election, (v) the dollar amount being wired, and (vi) the bank from which amount is being wired. You should then instruct your bank to transfer funds by wire to: [INSERT].

PURCHASE ORDERS:

         Purchase orders for all Funds are accepted only on a day on which the New York Stock Exchange ("NYSE") is open for business (a "business day"). Orders for shares received by Boston Financial Data Services, Inc. (the "Transfer Agent") on any business day prior to the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) will receive the offering price calculated at the close of trading that day. Orders received by the Transfer Agent after such time but prior to the close of business on the next business day will receive the offering price calculated at the close of trading on that next business day. The offering price is the net asset value ("NAV") plus any initial sales charge that applies. For a discussion of how NAV is determined, see this Prospectus under "Determination of Net Asset Value." If you purchase shares through a broker-dealer, your broker is responsible for forwarding payment promptly to the Transfer Agent. It is anticipated that the NYSE will be closed Saturdays and Sundays and on days on which the NYSE observes New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Each Fund and the Distributor or the Transfer Agent reserves the right to reject any order for the purchase of a Fund's shares. The Company reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the placement of the order. Additionally, if the purchase payment does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or the Transfer Agent have incurred. If the Transfer Agent deems it appropriate, additional documentation or verification of authority may be required and an order will not be deemed received unless and until such additional documentation or verification is received by the Transfer Agent.

PURCHASE OF CLASS A SHARES:

         Class A shares are sold at their offering price, which is normally NAV plus an initial sales charge that varies depending on the amount of your investment. In certain instances described below, however, purchases are either not subject to an initial sales charge (and the offering price will be at NAV) or will be eligible for reduced initial sales charges. The Fund receives an amount equal to the NAV to invest for your account. A portion of the sales charge may be retained by the Distributor or allocated to your broker-dealer. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                                  High Yield Bond & Total Return Bond Funds:                  All Other Funds:

                                 Front-end       Front-end                      Front-end       Front-end
                                 Sales Charge    Sales Charge   Commission      Sales Charge    Sales Charge   Commission
                                 (as % of        (as % of       (as % of        (as % of        (as % of       (as % of
Amount of Purchase:              offering        amt.           offering        offering        amt.           offering
------------------               ---------                      ---------       ---------                      --------
                                 price)          invested)      price)          price)          invested)      price)
                                 ------          ---------      ------          ------          ---------      ------

Less than $50,000                    4.25%           4.44%          3.50%           5.00%           5.26%          4.25%
$50,000 up to $100,000               3.75%           3.90%          3.00%           4.25%           4.44%          3.50%
$100,000 up to $250,000              3.25%           3.36%          2.50%           3.25%           3.36%          2.50%
$250,000 up to $500,000              2.25%           2.30%          1.75%           2.25%           2.30%          1.75%
$500,000 up to $1 million            1.50%           1.52%          1.25%           1.50%           1.52%          1.25%

         The Distributor reserves the right to allocate up to the entire amount of the initial sales charge to dealers for all sales with respect to orders which are placed during a particular period. Dealers to whom substantially the entire sales charge is allocated may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933 (the "1933 Act"). In addition to amounts paid to dealers as a commission out of the front-end sales charge, the Distributor may, at its own expense, provide promotional incentives, including cash compensation in excess of the applicable sales charge to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Funds.

         Purchases Subject to a Contingent Deferred Sales Charge ("CDSC"). There is no initial sales charge on purchases of Class A shares of any one or more of the Funds in the following cases:

         o Purchases aggregating $1 million or more;
         o Purchases by an employer sponsored 403(b) plan; or
         o Purchases of shares by a defined contribution plan under Section 401(a) of the Code, including a 401(k) plan with at least 25 eligible employees.

         However, if such Class A shares are redeemed within 12 months of the first business day of the calendar month of their purchase, a CDSC ("Class A CDSC") will be deducted from the redemption proceeds. The Class A CDSC will be equal to 1.0% of the lesser of (1) the value of the redeemed shares at the time of redemption (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original cost of the redeemed shares. To determine whether the Class A CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends and capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). The Class A CDSC is waived in certain cases described below under "Waiver of Class A CDSC."

         The Distributor will pay the dealer of record a sales commission on these purchases in an amount equal to 0.50% of the amount invested.

         Reduced Initial Sales Charges for Class A Shares. You may be eligible to buy Class A shares at reduced initial sales charge rates in one or more of the following ways:

                  Combined Purchases. Initial sales charge reductions or eliminations are available by combining into a single transaction the purchase of Class A shares with the purchase of any other class of shares. Qualifying purchases include: (1) those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include tax qualified plans such as an IRA, SIMPLE IRA, individual type 403(b)(7) plan, a single participant Keogh type plan, or by a company controlled by such individuals as defined in the Investment Company Act of 1940 (the "1940 Act"); (2) individual purchases by a trustee (or other fiduciary) if the investment is for a single trust estate or single fiduciary account, including a employee benefit plan other than those described above; and (3) purchases by qualified employee benefit plans, other than those described above, of a single employer, or of affiliated employers as defined in the 1940 Act. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

                  Rights of Accumulation. The initial sales charge for your investment in Fund shares may also be reduced or eliminated by aggregating the amount of such investment with the current value of all Fund shares currently owned by you at the time of your current purchase. The rules described above under "Combined Purchases" may apply.

                  Letter of Intent ("LOI"). You may reduce or eliminate the initial sales charge rate that applies to your purchases of Class A shares by meeting the terms of an LOI -- a non-binding commitment to invest a certain amount within a thirteen-month period from your initial purchase. The total amount of your intended purchases of Class A, B, C and X shares will determine the reduced sales charge rate for Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the LOI. Up to 5% of the LOI amount will be held in escrow to cover additional sales charges which may be due if your total investments over the LOI period are not sufficient to qualify for a sales charge reduction. For additional information regarding LOIs, see the account application and the Company's SAI under "Additional Information on the Purchase and Redemption of Shares."

         You must let the Transfer Agent know if you qualify for a reduction or elimination of your initial sales charge using one or more of the programs described above.

         Waiver of All Class A Sales Charges. No sales charge is imposed on sales of Class A shares for the following investors: (1) the Investment Manager, its parent company, or any affiliate or subsidiary, (2) present or former officers, directors, trustees and employees (and their parents, spouses and dependent children) of the Company, the Investment Manager or the Sub-advisors, and any retirement plans established by such entities for their employees; (3) dealers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees; (4) employees and registered representatives (and their parents, spouses and dependent children) of dealers or financial institutions that have entered into sales arrangements with such dealers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's parents, spouse, parents of spouse, or minor children); or (5) dealers, brokers, registered investment advisers or third-party administrators or consultants that have entered into an agreement with the Distributor providing specifically for the use of Fund shares in investment products or services made available to their clients (those clients may be charged a transaction fee by their dealer, broker or adviser for the purchase or sale of Fund shares).

         Additionally, no sales charge is imposed on the following transactions:
(1) shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party; (2) shares purchased by the reinvestment of loan repayments by a participant in a retirement plan; (3) shares purchased by the reinvestment of distributions received from a Fund; (4) shares purchased and paid for with the proceeds of shares redeemed in the prior 180 days from a mutual fund on which an initial sales charge or CDSC was paid (other than a mutual fund managed by the
Investment Manager or any of its affiliates); (5) purchases by former participants in a qualified retirement plan, where a portion of the plan was invested in the Company; or (6) sponsored arrangements with organizations which make recommendations to or permit group solicitations of its employees, members or participants.

         In order for the above sales charge waivers to be effective, the Transfer Agent must be notified of the waiver request when the purchase order is placed. The Transfer Agent may require evidence of your qualification for the waiver.

         Waiver of Class A CDSC. The Class A CDSC is waived in the following cases if shares are redeemed and the Transfer Agent is notified: (1) redemptions under a Systematic Withdrawal Plan (as described in this Prospectus under "Special Investment Programs and Privileges") that are limited to no more than 10% annually of the original amount invested; (2) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (3) distributions or loans to participants of qualified retirement plans and other employee benefit plans; (4) mandated minimum distributions from an IRA, SIMPLE IRA or 403(b)(7) plan; (5) substantially equal periodic payments (as described in Section 72(t) of the Code); (6) the return of excess contributions made to your IRA, SIMPLE IRA, 403(b)(7) plan or 401(k) plan; and (7) involuntary redemption due to the small size of the account.

         Class A Distribution and Service Plan. The Company has adopted a Distribution and Service plan (commonly known as a "12b-1 Plan") for Class A shares to compensate the Distributor for its services and costs in distributing Class A shares and servicing Class A shareholder accounts (the "Class A Plan"). Under the Class A Plan, the Fund pays the Distributor 0.50% of the Fund's average daily net assets attributable to Class A shares, 0.25% of which is intended as a fee for services provided to existing shareholders. The Distributor uses distribution and service fees to compensate qualified dealers, brokers, banks and other financial institutions for services provided in connection with the sale of Class A shares and the maintenance of shareholders accounts. Such compensation is paid by the Distributor quarterly at an annual rate not to exceed 0.50% of the Fund's average daily net assets attributable to Class A shares held in accounts of the dealer or its customers. The calculation of such payment excludes, until one year after purchase, shares purchased at NAV with a CDSC. NAV shares are not subject to the one-year exclusion in cases where certain shareholders who invested $1 million or more have made arrangements with the Company and the dealer of record waives the sales commission.

PURCHASE OF CLASS B SHARES:

         Class B shares are not available for "Qualified" purchases (including, but not limited to, purchases by IRAs, SIMPLE IRAs, 401(k) plans and 403(b)(7) plans). Any request for "Qualified" purchases of Class B shares will normally be considered as a purchase request for Class X shares or declined.

         Class B shares are sold at NAV per share without an initial sales charge. However, if Class B shares are redeemed within 7 years of their purchase, a CDSC ("Class B CDSC") will be deducted from the redemption proceeds. The Class B CDSC will not apply to redemptions of shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The charge will be assessed on the lesser of the shares' NAV at the time of redemption or the original amount invested. The Class B CDSC is not imposed on the amount of any increase in your account value over the initial amount invested. The Class B CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class B shares. Because in most cases it is more advantageous for an investor to purchase Class A shares for amounts in excess of $250,000, orders for amounts of $250,000 or more will normally be considered as a purchase request for Class A shares or declined.

         To determine whether the Class B CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends and capital gain distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). The amount of the Class B CDSC will depend on the number of years since the time you invested and the dollar amount being redeemed, according to the following schedule:

                  Redemption During:                      Class B CDSC (as % of amount subject to charge):

                  1st year after purchase                                       6.0%
                  2nd year after purchase                                       5.0%
                  3rd year after purchase                                       4.0%
                  4th year after purchase                                       3.0%
                  5th year after purchase                                       2.0%
                  6th year after purchase                                       2.0%
                  7th year after purchase                                       1.0%
                  8th year after purchase                                       None

         In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first business day of the month in which the purchase was made.

         Waiver of Class B CDSC. The Class B CDSC will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (1) redemptions under a Systematic Withdrawal Plan (as described in this Prospectus under "Special Investment Programs and Privileges") that are limited to no more than 10% annually of the account value (measured from the date the Transfer Agent receives the redemption request); (2) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); and (3) involuntary redemptions due to the small size of the account.

         Automatic Conversion of Class B Shares. Eight years after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the higher asset-based distribution charge that applies to Class B shares under the Class B Distribution and Service Plan described below. The conversion is based on the relative NAV of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. Under Section 1036 of the Code, the automatic conversion of Class B shares will not result in a gain or loss to the Fund or to affected shareholders.

         Class B Distribution and Service Plan. The Company has adopted a Distribution and Service plan (commonly known as a "12b-1 Plan") for Class B shares to compensate the Distributor for its services and costs in distributing Class B shares and servicing Class B shareholder accounts (the "Class B Plan"). Under the Class B Plan, the Fund pays the Distributor 1.00% of the Fund's average daily net assets attributable to Class B shares that are outstanding for 8 years or less, 0.25% of which is intended as a fee for services provided to existing shareholders. The Distributor uses distribution and service fees to compensate qualified dealers, brokers, banks and other financial institutions for services provided in connection with the sale of Class B shares and the maintenance of shareholder accounts. Such compensation is paid by the
Distributor quarterly at an annual rate not to exceed 0.50% of the Fund's average daily net assets attributable to Class B shares (and any shares purchased by the reinvestment of dividends or capital gains) held for over seven years. Although Class B shares are sold without an initial sales charge, the Distributor currently pays a sales commission of 5.50% of the purchase price of Class B shares to the dealer from its own resources at the time of the sale.

PURCHASE OF CLASS X SHARES:

         Class X shares are currently only available for certain "Qualified" purchases (including, but not limited to, purchases by IRAs and SIMPLE IRAs). Any request for "Non-Qualified" purchases of Class X shares up to $250,000 will normally be considered as a purchase request for Class B shares or declined. Any request for "Non-Qualified" purchases of Class X shares above $250,000 will be considered as a purchase request for Class A shares or declined.

         Class X shares are sold at NAV per share without an initial sales charge. In addition, investors purchasing Class X shares will receive, as a bonus, additional shares having a value equal to 2.5% of the amount invested ("Bonus Shares"). Bonus Shares shall be paid for by the Distributor. Shares purchased by the reinvestment of dividends or capital gain distributions are not eligible for Bonus Shares.

         Although Class X shares are sold without an initial sales charge, if Class X shares are redeemed within 7 years of their purchase, a CDSC ("Class X CDSC") will be deducted from the redemption proceeds. The Class X CDSC will not apply to redemptions of Bonus Shares or shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The Class X CDSC will be assessed on the lesser of the NAV of the shares at the time of redemption or the original amount invested. The Class X CDSC is not imposed on the amount of any increase in your account value over the initial amount invested. The Class X CDSC is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class X shares. Because it is more advantageous for an investor to purchase Class A shares for amounts in excess of $1,000,000, orders for amounts of $1,000,000 or more will normally be considered as a purchase request for Class A shares or declined.

         To determine whether the Class X CDSC applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gain distributions; (2) shares (including Bonus Shares) held for over 7 years; (3) shares (not including Bonus Shares) in the order they were purchased (such that shares held the longest are redeemed first); and (4) Bonus Shares in the order they were acquired (such that Bonus Shares held the longest are redeemed first). The amount of the Class X CDSC will depend on the number of years since the time you invested and the dollar amount being redeemed, according to the following schedule:

                  Redemption During:                      Class X CDSC (as % of amount subject to charge):

                  1st year after purchase                                       6.0%
                  2nd year after purchase                                       5.0%
                  3rd year after purchase                                       4.0%
                  4th year after purchase                                       3.0%
                  5th year after purchase                                       2.0%
                  6th year after purchase                                       2.0%
                  7th year after purchase                                       1.0%
                  8th year after purchase                                       None

         In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first business day of the month in which the purchase was made.

         Waiver of Class X CDSC. The Class X CDSC will be waived in the following cases if shares are redeemed, and the Transfer Agent is notified: (1) redemptions under a Systematic Withdrawal Plan (as described in this Prospectus under "Special Investment Programs and Privileges") that are limited to no more than 10% annually of the account value (measured from the date the Transfer Agent receives the redemption request); (2) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (3) mandated minimum distributions from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan; (4) substantially equal periodic payments (as described in Section 72(t) of the Code); (5) the return of excess contributions from an IRA or SIMPLE IRA; and (6) involuntary redemptions due to the small size of the account.

         Automatic Conversion of Class X Shares. Eight years after you purchase Class X shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class X shareholders of the higher asset-based distribution charge that applies to Class X shares under the Class X Distribution and Service Plan described below. The conversion is based on the relative NAV of the two classes, and no sales load or other charge is imposed. When Class X shares convert, any other Class X shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. Under Section 1036 of the Code, the automatic conversion of Class X shares will not result in a gain or loss to the Fund or to affected shareholders.

         Class X Distribution and Service Plan. The Company has adopted a Distribution and Service plan (commonly known as a "12b-1 Plan") for Class X shares to compensate the Distributor for its services and costs in distributing Class X shares and servicing Class X shareholder accounts (the "Class X Plan"). Under the Class X Plan, the Fund pays the Distributor 1.00% of the Fund's average daily net assets attributable to Class X shares that are outstanding for 8 years or less, 0.25% of which is intended as a fee for services provided to existing shareholders. The Distributor uses distribution and service fees as reimbursement for its purchases of Bonus Shares, as well as to compensate qualified dealers, brokers, banks and other financial institutions for services provided in connection with the sale of Class X shares and the maintenance of shareholder accounts. Such latter compensation is paid by the Distributor quarterly at an annual rate not to exceed 0.50% of the Fund's average daily net assets attributable to Class X shares (and any shares purchased by the reinvestment of dividends or capital gains as such shares) held for over seven years. Although Class X shares are sold without an initial sales charge, the Distributor currently pays a sales commission of 3.00% of the purchase price of Class X shares to the dealer from its own resources at the time of the sale.

PURCHASE OF CLASS C SHARES:

         Class C shares are sold at NAV per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of the first business day of the calendar month of their purchase, a CDSC ("Class C CDSC") of 1.0% will be deducted from the redemption proceeds. The Class C CDSC will not apply to redemptions of shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The charge will be assessed on the lesser of the NAV of the shares at the time of redemption or the original amount invested. The Class C CDSC is not imposed on the amount of any increase in your account value over the initial amount invested. The Class C CDSC is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares. Because it is more advantageous for an investor to purchase Class A shares for amounts in excess of $1,000,000, orders for amounts of $1,000,000 or more will be considered as a purchase request for Class A shares or declined.

         To determine whether the Class C CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends and capital gain distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first).

         Waiver of Class C CDSC. The Class C CDSC will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (1) redemptions under a Systematic Withdrawal Plan (as described in this Prospectus under "Special Investment Programs and Privileges") that are limited to no more than 10% annually of the original amount invested; (2) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code);
(3) distributions or loans to participants of qualified retirement plans and other employee benefit plans; (4) mandated minimum distributions from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan; (5) substantially equal periodic payments (as described in Section 72(f) of the Code); (6) the return of excess contributions from an IRA, SIMPLE IRA or 401(k) plan; and (7) involuntary redemptions due to the small size of the account.

         Class C Distribution and Service Plan. The Company has adopted a Distribution and Service plan (commonly known as a "12b-1 Plan") for Class C shares to compensate the Distributor for its services and costs in distributing Class C shares and servicing Class C shareholder accounts (the "Class C Plan"). Under the Class C Plan, the Fund pays the Distributor 1.00% of the Fund's average daily net assets attributable to Class C shares, 0.25% of which is intended as a fee for services provided to existing shareholders. The Distributor uses distribution and service fees to compensate qualified dealers, brokers, banks and other financial institutions for services provided in connection with the sale of Class C shares and the maintenance of shareholder accounts. The Distributor pays a 1.00% fee to dealers in advance upon sale of Class C shares and retains the fee paid by the Fund in the first year. After the shares have been held for a year, the Distributor pays the fee to dealers on a quarterly basis.

                   SPECIAL INVESTMENT PROGRAMS AND PRIVILEGES

         Electronic Transfers. You can initiate a purchase or redemption of Fund shares for as little as $50, or a redemption of Fund shares for as much as $50,000, between your bank account and Fund account using the Automated Clearing House ("ACH") network. Initial purchase minimums and sales charges will apply.

         Automatic Investment Plans. You may make regular monthly investments through an automatic withdrawal from your bank account ($50 minimum per Fund). Sales charges will apply.

         Automatic Dividend Reinvestment.  Unless you indicate otherwise on your
account   application,   your  dividend  and  capital  gain  distributions  will
automatically be reinvested in additional shares at no sales charge.

         Automatic Dividend Diversification ("ADD"). You may automatically reinvest dividends and capital gain distributions paid by one Fund into shares of the same class of another Fund, provided that you have already met that Fund's minimum initial purchase requirement. No initial sales charge or CDSC will apply to the purchased shares. The number of shares purchased through an ADD investment program will be determined by using the NAV of the Fund in which dividends will be reinvested next computed after the dividend payment is made. All shareholder accounts involved in an ADD investment program must have identical registrations.

         Exchange Privilege. You may exchange your shares of a Fund for shares of the same class of any other Fund. You should consider the differences in investment objectives and expenses of a Fund as described in this Prospectus before making an exchange. For complete policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see this Prospectus under "How to Exchange Shares."

         Dollar Cost Averaging ("DCA"). You can set up monthly or quarterly exchanges in amounts of $50 or more from one Fund to the same class of shares of another Fund providing the latter is currently available for sale. You may set up more than one of these programs simultaneously. A shareholder should consider the investment objectives and policies of a Fund before electing to exchange money into such Fund through the DCA investment program. All shareholder accounts involved in a DCA investment program must have identical registrations.

         Systematic Withdrawal Plans ("SWPs"). You may set up monthly, quarterly, semi-annual or annual redemptions from any account with a value of $5,000 or more. You may direct a Fund to make regular payments in fixed dollar amounts of $50 or more, or in an amount equal to the value of a fixed number of shares (5 shares or more) at the time of withdrawal. SWP redemptions for Class A and Class C shares are limited to no more than 10% annually of the original amount invested. SWP redemption for Class B and Class X shares are limited to no more than 10% annually of the account value measured from the date the Transfer Agent receives the redemption request.

         Payments under a SWP can be directed to you or to someone other than the registered owner(s) of the account subject to the Fund's approval. If this privilege is requested when the account is established, no signature guarantee is needed. If this privilege is added to an existing account and payments are directed to someone other than the registered owners(s) of the account, a signature guarantee is required on the SWP application. The Company reserves the right to institute a charge for this service.

         Reinvestment Privilege. If you redeem some or all of your Class A, B or X Fund shares, you have up to 180 days to reinvest all or part of the redemption proceeds in Class A shares of the Fund without paying a sales charge. This privilege applies to redemptions of Class A shares on which an initial or deferred sales charge was paid and to redemptions of Class B and Class X shares on which you paid a CDSC when you redeemed them. You must ask the Transfer Agent for this privilege when you send your payment.

         Retirement Plans. Certain classes of Fund shares are available as an investment option for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. A number of different retirement plans can be used by individuals and employers including IRAs, SIMPLE IRAs, 403(b)(7) plans and 401(k) plans. Please call [INSERT] at [INSERT] for the applicable plan documents, which contain important information and applications.

         The above programs and privileges may be selected at the time of your initial investment or at a later date.

         Optional Benefits. American Skandia Life Assurance Corporation ("ASLAC") -- an "affiliated person" of the Company, the Investment Manager and the Distributor within the meaning of the 1940 Act -- intends to make certain life insurance coverage available to certain persons on whose behalf shares of the Funds are purchased. The benefits of this coverage payable at death will be related to the amounts paid to purchase shares and to the value of the shares held for the benefit of the insured persons. Therefore, coverage will terminate if all shares are redeemed.

         Purchasers of the life insurance coverage are required to authorize periodic redemptions of Fund shares to pay the premiums for such coverage. Such redemptions will have the same tax consequences as any other Fund redemptions.

         The above life insurance coverage will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Fund are initially purchased. In addition, coverage cannot be made available unless ASLAC knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides ASLAC with information regarding the beneficial owners of such shares. Other restrictions on the coverage will apply, such as the age of the persons upon whose life the coverage is issued and maintained. This insurance coverage may not be available in all states and may be subject to additional restrictions or limitations on coverage. Purchasers of shares should also make themselves familiar with the impact on the life coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions.

         Please call [INSERT] for more information and application forms for any of the above programs and privileges.

                              HOW TO REDEEM SHARES

         You can arrange to take money out of your Fund account on any business day by redeeming some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received in good order and accepted by the Transfer Agent. The Company offers you a number of ways to sell your shares: in writing, by telephone, by ACH bank transfer, by wire transfer or other means acceptable to the Company. You can also set up a Systematic Withdrawal Plan to redeem shares on a regular basis (as described in this Prospectus under "Special Investment Programs and Privileges").

         If you hold Fund shares through a retirement account, call the Transfer Agent in advance for additional information and any necessary forms. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee.

REDEEMING SHARES BY MAIL:

         If you want to redeem your shares by mail, write a "letter of instruction" that includes the following information:

         o Your name
         o Fund's name
         o Your Fund account number (from your account statement) o Dollar amount or number of shares to be redeemed o Any special payment instructions o Signatures of all registered owners exactly as the account is registered
         o Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person requesting the redemption

         Send Requests by Regular Mail to:                             Send Requests by Courier or Express Mail to:

         American Skandia Advisor Funds, Inc.                          Boston Financial Data Services
         [INSERT]                                                      Attn:  American Skandia Advisor Funds, Inc.
                                                                       Two Heritage Drive
                                                                       Quincy, Massachusetts 02171

REDEEMING SHARES BY TELEPHONE:

         You may also redeem shares by telephone by calling [INSERT]. To receive the redemption price calculated on the business day that you call, your call must be received by the Transfer Agent before the close of the NYSE that day, which is normally 4:00 P.M., Eastern Time. Shares held in tax-qualified retirement plans may not be redeemed by telephone. You may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account, you may have the proceeds transferred to that bank account.

         Telephone Redemptions Paid By Check. You may make one redemption request by telephone in any 7-day period for any amount up to $50,000. The check must be payable to all owners of record of the shares and must be sent to the address on the account. This service is not available within 30 days after changing the address on an account.

         Telephone Redemptions Through Bank-Linked Accounts. If you have selected this option on your account application, you may link your Fund account to your designated bank account. There are no dollar limits on telephone redemption proceeds sent to a bank-linked account. Normally the Automated Clearing House ("ACH") transfer to your bank is initiated on the business day after the redemption.

REDEEMING SHARES THROUGH YOUR BROKER:

         The Distributor has made arrangements to redeem Fund shares for brokers on behalf of their customers. Brokers may charge for this service. The Distributor, acting as agent for the Funds, stands ready to redeem each Fund's shares upon orders from brokers at the offering price next determined after receipt of the order.

ADDITIONAL INFORMATION:

         To protect you and the Fund from fraud, redemption requests under the following situations must be in writing and must include a signature guarantee (there may be other situations also requiring a signature guarantee at the discretion of the Company or the Transfer Agent):

         o You wish to redeem more than $50,000 worth of shares and receive a check o A redemption check is not payable to all shareholders listed on the account statement o A redemption check is not sent to the address of record on your statement o Shares are being transferred to a Fund account with a different owner or name o Shares are redeemed by someone other than the owners (such as an Executor)

         The Transfer Agent may delay forwarding a check or processing a payment via bank-linked account for the sale of recently purchased shares, but only until the purchase payment has cleared. Such delay may be as long as 15 calendar days from the date the shares were purchased, and may be avoided if you purchase shares by certified check. You may be charged a fee of up to $10 for wire transfers of redemption proceeds, which will be deducted from such proceeds. There is no fee for ACH wire transfers.

         If you have any questions about any of the above procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call [INSERT] at [INSERT] for assistance.

                             HOW TO EXCHANGE SHARES

         In most cases, shares of a Fund may be exchanged for shares of the same class of other Funds at NAV per share at the time of exchange. Exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of shares of another Fund. Shares are normally redeemed from one Fund and purchased from the other Fund in the exchange transaction on the same business day on which the Transfer Agent receives an exchange request that is in proper form by the close of the NYSE that day. Exchanges may be taxable transactions and may be subject to special tax rules about which you should consult your own tax adviser.

         You may exchange your Fund shares for shares of the same class of any other Fund without the imposition of a sales charge. If you exchange such shares for shares of another Fund, any applicable CDSC will be calculated based on the date on which you acquired the original shares. Investors will not receive Bonus Shares where Class X shares are obtained through an exchange.

         Exchanges may be requested in writing, by telephone or by other means acceptable to the Company. For written exchange requests you should submit a Company exchange request form, signed by all owners of the account. Send the form to the Transfer Agent at the addresses provided in this Prospectus under "How to Redeem Shares." To obtain an exchange request form or to initiate a telephone exchange, you should call [INSERT].

         All exchanges are subject to the following restrictions:

         o The Fund you are exchanging into must be registered for sale in your state.

         You may exchange only between Funds that are registered in the same name, address and taxpayer identification number.

         o You may only exchange for shares of the same class of another Fund.

         o You must meet the minimum purchase requirements for the Fund you purchase by exchange.

         o You must hold the shares you purchase when you establish your Fund account for at least 7 days before you can exchange them. There is no holding period if you acquired the shares to be exchanged through reinvestment of dividends or distributions.

         Each Fund reserves the right to refuse or delay exchanges by any person or group if, in the Investment Manager's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Your exchanges may also be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund.

         Although a Fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time. Each Fund reserves the right to terminate or modify the exchange privilege in the future.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value ("NAV") per share is determined for each class of shares for each Fund as of the close of the NYSE (normally 4:00 p.m. Eastern
Time) on each business day (as previously defined) by dividing the value of the Fund or Portfolio's total assets attributable to a class, less any liabilities, by the number of total shares of that class outstanding. The total assets of each Non-Feeder Fund and Portfolio is determined by the market value of securities the Fund or Portfolio holds plus any cash and other assets maintained. The total assets of each Feeder Fund, in comparison, is determined by the Fund's percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other asset held by the Fund.

         The assets of each Non-Feeder Fund and Portfolio (except the Money Market Portfolio) are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Directors of the Company or Trustees of the Trust, where applicable, believe accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. The assets of the Money Market Portfolio are valued by the amortized cost method pursuant to procedures established by the Directors of the Company and the Trustees of the Trust. With respect to all Funds and Portfolios, short-term investments that will mature in 60 days or less are valued at amortized cost, which is intended to approximate market value.

                     SHAREHOLDER ACCOUNT RULES AND POLICIES

         o The offering of Fund shares may be suspended during any period in which the determination of NAV is suspended, and the offering may be suspended by the Directors of the Company at any time they believe it is in the Fund's best interest to do so.

         o Telephone transaction privileges or privileges using electronic means for purchases, redemptions or exchanges may be modified, suspended or terminated by a Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives instructions from an owner of the account indicating otherwise. The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions or instructions received by electronic means are genuine. If the Company does not use reasonable procedures the Company may be liable for losses due to unauthorized transactions, but otherwise the Company will not be liable for losses or expenses arising out of telephone instructions or other electronic means that are reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

         o Purchase, redemption or exchange requests will not be honored until the Transfer Agent receives all required documents in proper form.

         o Share certificates will not be issued for the Company's shares.

         o Brokers that can perform account transactions for their clients through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of a Fund if the dealer performs any transaction erroneously or improperly.

         o All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. You may not purchase shares with a third-party check.

         o Payment for redeemed shares is forwarded ordinarily by check or through the bank-linked service (as elected by the shareholder) within 7 calendar days after the business day on which the Transfer Agent receives redemption instructions in proper form. Payment will be forwarded within 3 business days for accounts registered in the name of a broker-dealer. Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading is restricted or as permitted by the Commission.

         o Involuntary redemptions of small accounts may be made by a Fund if the account value has fallen below $500 (for reasons other than a drop in market value of shares) and at least 30 days notice has been given to the shareholder.

         o Under unusual circumstances shares of a Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio of securities. For additional information regarding such redemptions, see the Company's SAI under "Additional Information on the Purchase and Redemption of Shares."

         o "Backup withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on the reporting of income.

         o The Company does not charge a transaction fee, but if your broker handles your redemption, your broker may charge a fee. Such fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. You may be subject to a CDSC under the circumstances described in this Prospectus under "How To Buy Shares."

                 ORGANIZATION AND CAPITALIZATION OF THE COMPANY

         The Funds are separate series of shares of the Company, a Maryland Corporation established on March 5, 1997 and registered under the 1940 Act as an open-end management investment company. Each Fund has its own investment objective, policies and limitations, and operates as a diversified portfolio as defined in the 1940 Act. The Funds each intend to be treated as a regulated investment company for federal income tax purposes. Five of the Funds -- the International Equity, Growth, Equity Income, Total Return Bond and Money Market (the "Feeder Funds," as defined previously) -- currently invest all of their investable assets in a corresponding Portfolio of the Trust, in each case receiving a beneficial interest in that Portfolio. The Portfolios are separate series of shares of the Trust, a Delaware business trust established on March 6, 1997, and intend to be treated as a partnership for federal tax purposes. Those Funds of the Company which do not currently invest all of their investable assets in a corresponding Portfolio of the Trust, the Non-Feeder Funds, retain the right to do so in the future. Each Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. For additional information regarding the Feeder Funds' investment in the Portfolios of the Trust, see this Prospectus under "Special Information on the 'Master/Feeder' Fund Structure."

         Description of Shares. The Company currently has ten separate series of shares, each of which is divided into Class A, B, C and X shares. The assets of each series of shares belong only to that series, and the liabilities of each series are borne solely by that series and no other. The Directors of the Company are authorized to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and, from time to time and without shareholder approval, to establish additional series or classes of shares. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. Each class of shares, however, bears different sales charges, distribution and transfer agency fees and related expenses, different exchange privileges and has exclusive voting rights with respect to its respective 12b-1 Distribution and Service Plan. All shares issued are fully paid, non-assessable and freely transferable, and have no preference, preemptive, conversion or similar rights.

         Shareholder Voting and Meetings. Each shareholder is entitle to one vote for each share (and to the appropriate fractional vote for each fractional share) of the Funds held upon all matters submitted to the shareholders generally. Shareholders of all Funds and classes will vote together as a single class, except when otherwise required by applicable law or as determined by the Directors of the Company; and provided that shareholders of a particular Fund or class shall not be entitled to vote on any matter which does not affect any interest of that Fund or class, except as otherwise required by applicable law. The Directors of the Company do not intend to hold annual meetings of shareholders of the Funds, and will call special meetings of shareholders of a Fund only if required under the 1940 Act and other applicable law, in their discretion or upon written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

         Certain Provisions. Under the Maryland General Corporation Law, a Director of the Company who is held liable for assenting to a distribution made in violation of the Company's Articles of Incorporation is entitled to contribution from each shareholder of the Company for the amount the shareholder accepted knowing the distribution was made in violation of those provisions. Absent such knowledge, a shareholder will not be obligated to the Company or its creditors in respect of shares held in the Company except to the extent of any unpaid portion of the subscription price or purchase price for such shares.

                           SPECIAL INFORMATION ON THE
                         "MASTER/FEEDER" FUND STRUCTURE

         An investor in the Feeder Funds should be aware that these Funds, unlike mutual funds which directly acquire and manage their own portfolios of securities, seek to achieve their investment objectives by investing all of their investable assets in a corresponding Portfolio of the Trust (although each Feeder Fund may temporarily hold a de minimis amount of cash). The Portfolios of the Trust, which have the same investment objective, policies and limitations as their corresponding Feeder Fund, in turn invest their investable assets directly in a portfolio of securities. Each of the Feeder Funds thus acquires an indirect interest in the securities owned by its corresponding Portfolio.

         Each Feeder Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio of the Trust. However, in addition to selling an interest to its corresponding Feeder Fund, each Portfolio may sell interests to other affiliated and non-affiliated investment companies and/or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions as its corresponding Feeder Fund and will pay a proportionate share of the Portfolio's expenses. Other investors investing in a Portfolio, however, are not required to sell their shares at the same public offering price as the corresponding Feeder Fund due to variations in sales commissions and other operating expenses. Therefore, investors in each of the Feeder Funds should be aware that these differences may result in differences in returns experienced by investors in other investment companies which may invest exclusively in the Portfolios. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Currently, only the Feeder Funds invest in the Portfolios and are available for purchase by the general public in the United States. Information regarding any other fund that may invest in a Portfolio in the future will be available from [INSERT] by calling [INSERT].

         The Directors of the Company believe that the "master/feeder" fund structure offers opportunities for substantial growth in the assets of the Portfolios that may enable the Portfolios to realize economies of scale that could reduce the Portfolios' operating expenses, thereby producing higher returns and benefiting the shareholders of the Feeder Funds. A Feeder Fund's investment in its corresponding Portfolio may, however, be adversely affected by the actions of other investors in the Portfolio, if any. For example, if a large investor withdraws from a Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk, and experience decreasing economies of scale. However, this possibility exists as well for traditionally structured funds which have large or institutional investors. Funds which invest all their assets in interests in a separate investment company are a relatively new development in the mutual fund industry and, therefore, may be subject to additional regulations than traditionally structured mutual funds.

         Each of the Feeder Funds may withdraw (completely redeem) all of its assets from its corresponding Portfolio at any time if the Directors of the Company determine that it is in the best interest of the Fund to do so. A Feeder Fund might withdraw, for example, if other investors in the Fund's corresponding Portfolio voted to, by a vote of all investors in the Portfolio (including the Fund), change the investment objective, policies or limitations of the Portfolio in a manner not acceptable to the Directors of the Company. The investment performance of a Feeder Fund may be affected by a withdrawal of all its assets from a corresponding Portfolio. A withdrawal could also result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Feeder Fund. If securities are distributed, the Feeder Fund could incur brokerage, tax or other charges in converting the securities to cash or purchasing other securities. In addition, a distribution "in kind" may result in a less diversified portfolio of investments or adversely affect the liquidity of the Feeder Fund's investment portfolio. In the event a Feeder Fund withdraws all of its assets from its corresponding Portfolio, or the Directors of the Company determines that the investment objective of a Portfolio is no longer consistent with the investment objective of its corresponding Feeder Fund, such Directors would consider what action might be taken, including investing all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund or retaining an investment adviser to manage the Fund's assets directly in accordance with the Fund's investment objective, policies and limitations.

         The Trust's Agreement and Declaration of Trust provides that a Portfolio will continue without limitation of time unless terminated by vote of investors holding at least a majority of the interests of such Portfolio entitled to vote or by the Trustees of the Trust by written notice to investors of such Portfolio. This provision is consistent with treatment of each Portfolio as a partnership for federal income tax purposes.

         Investor Meetings and Voting. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio (including a Feeder Fund) will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. Whenever a Feeder Fund as an investor in a Portfolio is requested to vote on matters pertaining to a Portfolio (other than the termination of a Portfolio's business, which may be determined by the Trustees of the Trust without investor approval), such Fund will hold a meeting of Fund shareholders and will vote its interest in such Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which could cause or require the Fund to withdraw its investment in the Portfolio or take other appropriate action.

         Certain Provisions. The Trust's Agreement and Declaration of Trust provides that the Feeder Funds and any other entities permitted to invest in a Portfolio of the Trust (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of each such Portfolio in the event that the Trust fails to satisfy such liabilities and obligations. However, the risk of an investor in a Portfolio (including a Feeder Fund) incurring financial loss beyond the amount of its investment on account of such liability is limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Accordingly, the Trustees of the Trust believe that neither a Feeder Fund nor its shareholders will be adversely affected by reason of the Fund investing in a corresponding Portfolio of the Trust.

                             MANAGEMENT OF THE FUNDS

THE DIRECTORS, TRUSTEES AND OFFICERS:

         The Directors of the Company and the Trustees of the Trust have oversight responsibility for the operations of each Fund and Portfolio, respectively. As of the date of this Prospectus, a majority of the Directors of the Company also serve as Trustees of the Trust. The Directors of the Company and the Trustees of the Trust, including a majority of the Directors and Trustees who are not "interested persons" (as defined in the 1940 Act) of the Company or the Trust, respectively, have adopted written procedures designed to identify and reasonably address any potential conflicts of interest which might arise as a result of an "overlap" of Directors and Trustees. For additional information concerning the Directors and officers of the Company, see the Company's SAI under "Management of the Company."

THE INVESTMENT MANAGER:

         American Skandia Investment Services, Incorporated ("ASISI," as previously defined), One Corporate Drive, Shelton, Connecticut 06484, acts as investment manager to each of the Non-Feeder Funds and Portfolios pursuant to separate investment management agreements with the Company and the Trust, respectively (the "Management Agreements"). Unlike the Non-Feeder Funds, each of the Feeder Funds invests all of its investable assets in a corresponding Portfolio of the Trust and thus does not require an investment manager. In addition to serving as investment manager to the Company and the Trust, ASISI currently serves as the investment manager to American Skandia Trust, an open-end management investment company whose shares are made available to life insurance companies writing variable annuity contracts and variable life insurance policies. ASISI, a Connecticut corporation organized in 1991, is registered as an investment adviser with the Commission and is a wholly-owned subsidiary of American Skandia Investment Holding Corporation, whose indirect parent is Skandia Insurance Company Ltd. ("Skandia"). Skandia is a Swedish company that owns, directly or indirectly, a number of insurance companies in many countries.

         The Management Agreements provide that ASISI will furnish each Non-Feeder Fund and Portfolio with investment advice and investment management and administrative services subject to the supervision of the Directors of the Company or the Trustees of the Trusts, where applicable, and in conformity with the stated investment objectives, policies and limitations of the applicable Fund or Portfolio. The Investment Manager is responsible for monitoring the activities of the Sub-advisors it engages to manage the Non-Feeder Funds and Portfolios and reporting on such activities to the Directors of the Company or the Trustees of the Trust, where applicable. The Investment Manager must also provide or obtain for the Non-Feeder Funds and the Portfolios, and thereafter supervise, such executive, administrative, accounting custody, transfer agent and shareholder servicing services as are deemed advisable by the Directors of the Company or the Trustees of the Trust, where applicable.

THE SUB-ADVISORS:

         ASISI currently engages the following Sub-advisors to conduct the investment programs of each Non-Feeder Fund and Portfolio in accordance with the Fund or Portfolio's investment objective, policies and limitations and any investment guidelines established by the Investment Manager. Each Sub-advisor is responsible for, subject to the supervision and control of the Investment Manager, the purchase, retention and disposition of securities represented in the Fund or Portfolio's investment portfolio.

         Founders Asset Management, Inc. ("Founders") serves as Sub-advisor for the International Small Capitalization Fund and the Small Capitalization Fund. Founders, located at Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, has acted as an investment advisor since 1938 and serves as investment advisor to Founders Discovery, Frontier, Passport, Special, International Equity, Worldwide Growth, Growth, Blue Chip, Balanced, Government Securities, and Money Market Funds. Founders, which is also the investment advisor for a number of private accounts, managed assets aggregating approximately $[INSERT] billion as of [INSERT].

         The portfolio manager responsible for the day-to-day management of the International Small Capitalization Fund is Michael W. Gerding, a Vice President of Investments of Founders. Mr. Gerding is a chartered financial analyst who has been part of Founders' investment department since 1990. Prior to joining Founders, Mr. Gerding served as a portfolio manager and research analyst with NCNB Texas for several years.

         The portfolio manager responsible for the day-to-day management of the Small Capitalization Fund is Michael K. Haines, a Senior Vice President of Investments of Founders. Mr. Haines has been associated with Founders since 1985, serving as a lead portfolio manager and an assistant portfolio manager.

         Rowe Price-Fleming International, Inc. ("Price-Fleming") serves as Sub-advisor for the International Equity Portfolio. Price-Fleming, located at 100 East Pratt Street, Baltimore, Maryland 21209, was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited. Price-Fleming is one of the world's largest international mutual fund asset managers with approximately $[INSERT] billion under management as of [INSERT] in its offices in Baltimore, London, Tokyo and Hong Kong.

         An investment advisory group has responsibility for the day-to-day management of the International Equity Portfolio. The advisory group for the Portfolio consists of Martin G. Wade, Christopher Alderson, Peter Askew, Richard
J. Bruce, Mark J.T. Edwards, John R. Ford, Robert C. Howe, James B.M. Seddon, Benedict R.F. Thomas, and David J.L. Warren. Martin Wade joined Price-Fleming in 1979 and has 27 years of experience with Fleming Group (Fleming Group includes Robert Fleming Holdings Ltd. and/or Jardine Fleming International Holdings Ltd.) in research, client service and investment management, including assignments in the Far East and the United States. Christopher Alderson joined Price-Fleming in 1988, and has 9 years of experience with the Fleming Group in research and portfolio management, including an assignment in Hong Kong. Peter Askew joined Price-Fleming in 1988 and has 21 years of experience managing multicurrency fixed income portfolios. Richard J. Bruce joined Price-Fleming in 1991 and has 7 years of experience in investment management with the Fleming Group in Tokyo. Mark J.T. Edwards joined Price-Fleming in 1986 and has 15 years of experience in financial analysis, including 4 years in Fleming European research. John R. Ford joined Price-Fleming in 1982 and has 16 years of experience with Fleming Group in research and portfolio management, including assignments in the Far East and the United States. Robert C. Howe joined Price-Fleming in 1986 and has 16 years of experience in economic research in Japan. James B.M. Seddon joined Price-Fleming in 1987 and has 9 years of experience in investment management. Benedict R.F. Thomas joined Price-Fleming in 1988 and has 7 years of portfolio management experience, including assignments in London and Baltimore. David J.L. Warren joined Price-Fleming in 1984 and has 16 years experience in equity research, fixed income research and portfolio management, including an assignment in Japan.

         T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as Sub-advisor for the Small Company Value Fund. T. Rowe Price, located at 100 East Pratt Street, Baltimore, Maryland 21209, was founded in 1937 by the late Thomas Rowe Price, Jr. As of [INSERT], T. Rowe Price and its affiliates managed approximately $[INSERT] billion for approximately 4.5 million individual and institutional accounts.

         The Small Company Value Fund is managed by an Investment Advisory Committee composed of the following members: Preston G. Athey, Chairman, Hugh M. Evans III and Gregory A. McCrickard. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Athey joined T. Rowe Price in 1978 and has been managing investments since 1982.

         Janus Capital Corporation ("Janus") serves as Sub-advisor for the Growth Portfolio. Janus, located at 100 Fillmore Street, Denver, Colorado 80206-4923, serves as the investment advisor to the Janus Funds, as well as advisor or sub-advisor to several other mutual funds and individual, corporate, charitable and retirement accounts. As of [INSERT], Janus managed assets worth over $[INSERT] billion. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus, most of which it acquired in 1984. KCSI is a publicly-traded holding company whose primary subsidiaries are engaged in transportation and financial services.

         The portfolio manager responsible for day-to-day management of the Growth Portfolio is Thomas F. Marsico. Mr. Marsico has managed Janus Growth and Income Fund since its inception in May 1991 and Janus Twenty Fund since April 1985.

         INVESCO Trust Company ("INVESCO") serves as Sub-advisor for the Equity Income Fund. INVESCO, a trust company founded in 1969 and located at 7800 East Union Avenue, P.O. Box 173706, Denver, Colorado 80217-3706, is a wholly-owned subsidiary of INVESCO Funds Group, Inc., which was established in 1932. INVESCO serves as sub-advisor to INVESCO Growth Fund, Inc., INVESCO Dynamics Fund, Inc., INVESCO Money Market Funds, Inc., INVESCO Income Funds, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., and INVESCO Variable Investment Funds, Inc. INVESCO Funds Group, Inc. and INVESCO are part of a global financial services firm that managed approximately $[INSERT] billion of assets as of [INSERT]. The parent company, INVESCO PLC, was organized in 1935 and is based in London, with money managers located in Europe, North America and the Far East. INVESCO PLC recently merged with AIM Management Group, a large United States mutual fund manager.

         The portfolio managers responsible for the day-to-day management of the Equity Income Fund are Charles P. Mayer, Portfolio Co-Manager, and Donovan J. (Jerry) Paul, Portfolio Co-Manager. Mr. Mayer has served as Co-Portfolio Manager of the INVESCO Industrial Income Fund since 1993 and also has served as Portfolio Manager and Senior Vice President of INVESCO since 1993. Mr. Paul has served since 1994 as Co-Portfolio Manager of the INVESCO Industrial Income Fund and as Senior Vice President of INVESCO.

         American Century Investment Management, Inc. ("American Century," formally known as, "Investors Research Corporation") serves as Sub-advisor for the Strategic Balanced Fund. American Century, located at American Century Towers, 4500 Main Street, Kansas City, Missouri 64111, has been providing investment advisory services to investment companies and institutional clients since 1958. In June 1995, American Century Companies, Inc. ("ACC"), the parent of American Century, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment adviser to The Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC will be providing investment management services to American Century funds, while certain American Century employees will be providing investment management services to Benham funds. As of [INSERT], American Century and its affiliates managed assets totaling approximately $[INSERT] billion.

         American Century utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the Portfolio. The portfolio manager members of the portfolio team responsible for the day-to-day management of the Strategic Balanced Fund are Casey Colton, Norman E. Hoops, Brian Howell, Jeffrey L. Houston, David Schroeder and Jeffrey
R. Tyler. Casey Colton jointed BMC in 1990 as a Municipal Analyst. Norman Hoops joined American Century in November 1989 as Vice President and Portfolio Manager and became Senior Vice President and Fixed Income Portfolio Manager in April 1993. Brian Howell joined BMC in 1987 as a research analyst and was promoted to his current position in January 1994. Jeffrey Houston has worked for American Century as a Portfolio Manager since November, 1990. David Schroeder joined BMC in 1990. Jeffrey Tyler, Senior Vice President and Portfolio Manager, joined BMC in January, 1988 as a Portfolio Manager.

         Federated Investment Counseling ("Federated Investment") serves as Sub-advisor for the High Yield Bond Fund. Federated Investment, located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, was organized as a Delaware business trust in 1989 and is a registered investment advisor under the Investment Advisers Act of 1940. Federated Investment is a wholly owned subsidiary of Federated Investors. Federated Investment and other subsidiaries of Federated Investors serve as investment advisors to a number of investment companies and private accounts. As of [INSERT], total assets under management or administration by these and other subsidiaries of Federated Investors was approximately $[INSERT] billion.

         The portfolio manager responsible for the day-to-day management of the High Yield Bond Fund is Mark E. Durbiano. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of an affiliate of Federated Investment since January, 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of an affiliate of Federated Investment. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in finance from the University of Pittsburgh.

         Pacific Investment Management Company ("PIMCO") serves as Sub-advisor for the Total Return Bond Portfolio. PIMCO, located at 840 Newport Center Drive, Suite 360, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a subsidiary general partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). A majority interest in PIMCO Advisors is held by PIMCO Partners, G.P., a general partnership between Pacific Financial Asset Management Corporation, an indirect wholly owned subsidiary of Pacific Mutual Life Insurance Company, and PIMCO Partners, LLC, a California limited liability company controlled by the managing directors of PIMCO. PIMCO is a registered investment advisor with the Commission and a commodity trading advisor with the CFTC. As of [INSERT], PIMCO had over $[INSERT] billion of assets under management.

         The portfolio manager responsible for the day-to-day management of the Total Return Bond Portfolio is William H. Gross. Mr. Gross is Managing Director of PIMCO and has been associated with the firm for 24 years.

         J.P. Morgan Investment Management, Inc. ("J.P. Morgan") serves as Sub-advisor for the Money Market Portfolio. J.P. Morgan, located at 522 Fifth Avenue, New York, New York, 10036, manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including other investment companies. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, which, as of [INSERT], managed approximately $[INSERT] billion in assets.

FEES AND EXPENSES:

         Investment Management Fees. ASISI receives a monthly fee from each Non-Feeder Fund and Portfolio for the performance of its services. ASISI pays each Sub-advisor a portion of such fee for the performance of the sub-advisory services at no additional cost to any Fund or Portfolio. The investment management fee with respect to each Non-Feeder Fund and Portfolio may differ, reflecting the investment objective, policies and limitations of each Fund or Portfolio and the nature of each Management Agreement and Sub-advisory Agreement. Each Non-Feeder Fund and Portfolio's investment management fee is accrued daily for the purposes of determining the offering and redemption price of the Fund's shares. The fees payable to ASISI, based on a stated percentage of the Non-Feeder Fund or Portfolio's average daily net assets, are as follows:

                                                  Net Asset Value:                                Annual Rate:


Int'l Small Capitalization Fund:                  [INSERT]                                        [INSERT]

International Equity Portfolio:                   [INSERT]                                        [INSERT]

Small Capitalization Fund:                        [INSERT]                                        [INSERT]

Small Company Value Fund:                         [INSERT]                                        [INSERT]

Growth Portfolio:                                 [INSERT]                                        [INSERT]

Equity Income Portfolio:                          [INSERT]                                        [INSERT]

Strategic Balanced Fund:                          [INSERT]                                        [INSERT]

High Yield Bond Fund:                             [INSERT]                                        [INSERT]

Total Return Bond Portfolio:                      [INSERT]                                        [INSERT]

Money Market Portfolio:                           [INSERT]                                        [INSERT]

         Sub-Advisory Fees. ASISI pays each Sub-advisor on a monthly basis for the performance of sub-advisory services. The fee payable to the Sub-advisors with respect to each Non-Feeder Fund and Portfolio may differ, reflecting, among other things, the investment objective, policies and limitations of each Fund or Portfolio and the nature of each Sub-advisory Agreement. Each Sub-advisor's fee is accrued daily for purposes of determining the amount payable by the Investment Manager to the Sub-advisor. The fees payable to the Sub-advisors, based on a stated percentage of the Non-Feeder Fund or Portfolio's average daily net assets, are as follows:

         Founders Asset Management, Inc. for the International Small Capitalization Fund:  An annual rate of [INSERT].

         Rowe Price-Fleming International, Inc. for the International Equity Portfolio:  An annual rate of [INSERT].

         Founders Asset Management, Inc. for the Small Capitalization Fund:  An annual rate of [INSERT].

         T. Rowe Price Associates, Inc. for the Small Company Value Fund:  An annual rate of [INSERT].

         Janus Capital Corporation for the Growth Portfolio:  An annual rate of [INSERT].

         INVESCO Trust Company for the Equity Income Portfolio:  An annual rate of [INSERT].

         American Century Investment Management, Inc. for the Strategic Balanced Fund:  An annual rate of [INSERT].

         Federated Investment Counseling for the High Yield Bond Fund:  An annual rate of [INSERT].

         Pacific Investment Management Company for the Total Return Bond Portfolio:  An annual rate of [INSERT].

         J.P. Morgan Investment Management, Inc. for the Money Market Portfolio:  An annual rate of [INSERT].

         Fee Waivers. In order to increase the return to investors, both the Investment Manager and the Sub-advisors may from time to time agree to voluntarily waive or reduce their respective fees, while retaining their ability to be reimbursed for such fees prior to the end of each fiscal year. [INSERT Fee Waivers, if applicable]. Voluntary fee waivers or reductions may be rescinded at any time and without notice to investors.

         Expenses. Each Fund and Portfolio pays all of its expenses, including, but not limited to, the costs incurred in connection with the maintenance of its registration, as applicable, under the 1933 Act and the 1940 Act, printing and mailing prospectuses and SAIs to shareholders, certain office and financial accounting services, taxes or governmental fees, brokerage commissions, Fund share pricing, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation (including, printing and mailing) of shareholder reports and expenses of director and shareholder meetings. Expenses incurred by the Funds or Portfolios not directly attributable to any specific Fund(s) or Portfolio(s) are allocated on the basis of the net assets of the respective Fund or Portfolio. For additional information regarding Fund and Portfolio expenses, as well as any voluntary agreements by the Investment Manager to limit such expenses, see this Prospectus under "Expense Information" and the Company's SAI under "Fund Expenses."

THE ADMINISTRATOR:

         PFPC Inc. (the "Administrator"), 103 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation which is an indirect wholly-owned subsidiary of PNC Financial Corp., serves as the administrator for both the Company and the Trust pursuant to separate administration agreements with the Company and the Trust, respectively (the "Administration Agreements"). The Administrator provides certain fund accounting and administrative services to the Company and the Trust, including, among other services, accounting relating to the Company and the Trust and the investment transactions of the foregoing; computing daily NAVs; monitoring the investments and income of the Company and the Trust for compliance with applicable tax laws; preparing for execution and filing federal and state tax returns, and annual, semi-annual, and quarterly shareholder reports; preparing monthly financial statements including a schedule of investments; assisting in the preparation of registration statements and other filings related to the registration of shares; coordinating contractual relationships and communications between the Investment Manager and the Company's and the Trust's custodians; preparing and maintaining the Company's and the Trust's books of account, records of securities transactions, and all other books and records in accordance with applicable laws, rules and regulations, including, but not limited to, those records required to be kept pursuant to the 1940 Act; and performing such other duties related to the administration of the Company and the Trust as may be requested by the Directors of the Company and the Trustees of the Trust, respectively. The Administrator does not have any responsibility or authority for the management of the assets of the Funds or Portfolios, the determination of their investment policies, or for any matter pertaining to the distribution of securities issued by the Company.

         As compensation for the services and facilities provided by the Administrator, the Company and the Trust have each agreed to pay the Administrator [INSERT]. For an additional discussion of the Administration Agreements, see the Company's SAI under "Investment Advisory & Administration Services."

                             PORTFOLIO TRANSACTIONS

PORTFOLIO TURNOVER:

         Each Non-Feeder Fund and Portfolio may sell its portfolio securities, regardless of the length of time that they have been held, if the Sub-advisor and/or the Investment Manager determines that such a disposition is in the Fund's or Portfolio's best interest. Portfolio turnover rates may increase as a result of the need for a Fund or Portfolio to effect significant amounts of purchases or redemptions of portfolio securities due to economic, market, or other factors that are not within the Sub-advisor's or Investment Manager's control. Although it is not possible to predict future portfolio turnover rates accurately, and such rates may vary from year to year, it is anticipated that annual portfolio turnover rates for the International Equity Portfolio, Small Company Value Fund, Equity Income Portfolio and the High Yield Bond Fund will not exceed 100% under normal market conditions. The annual portfolio turnover rates for the International Small Capitalization Fund, Small Capitalization Fund, Growth Portfolio, Strategic Balanced Fund and Total Return Bond Portfolio are not anticipated to exceed 150%, 150%, 200%, 150% and 150%, respectively, under normal market conditions.

         A 100% portfolio turnover rate would occur if all of the securities in a portfolio of investments were replaced during a given period. A high rate of portfolio turnover involves correspondingly higher brokerage commission expenses and other transaction costs, which must be ultimately borne by a Fund's shareholders. High portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for a Fund's shareholders. For additional information regarding tax liability, see this Prospectus under "Dividends, Capital Gains and Taxes" and the Company's SAI under "Additional Tax Considerations." For additional information regarding portfolio turnover, in general, see the Company's SAI under "Portfolio Transactions."

BROKERAGE ALLOCATION:

         Generally, the primary consideration in placing portfolio securities transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the best net price available and in the most effective manner possible. The Company's and the Trust's brokerage allocation policy may permit a Fund or Portfolio, respectively, to pay a broker-dealer which furnishes research services a higher commission than that which might be charged by another broker-dealer which does not furnish research services, provided that such commission is deemed reasonable in relation to the value of the services provided by such broker-dealer. In addition, each Fund's or Portfolio's Sub-advisor may consider the use of broker-dealers that are, or might be deemed to be, their affiliates, and may consider sale of shares of the Funds, as well as the recommendations or directions of the Investment Manager that take into account, among other things, the sale of Fund shares, as factors in the selection of broker-dealers to execute transactions, subject to the requirements of best net price and most favorable execution. For an additional discussion of portfolio transactions and brokerage allocation, see the Company's SAI under "Portfolio Transactions."

                       DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS:

         Each Fund intends to distribute substantially all of its net income and capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the International Small Capitalization Fund, International Equity Fund, Small Capitalization Fund, Small Company Value Fund and Growth Fund will be declared and paid annually; dividends from the net investment income of the Equity Income Fund and the Strategic Balanced Fund will be declared and paid semi-annually; dividends from the net investment income of the Total Return Bond Fund will be declared and paid quarterly; and dividends from net investment income of the High Yield Bond Fund and the Money Market Fund will be declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued.

DISTRIBUTION OPTIONS:

         When you open your account, specify on your application how you want to receive your distributions. Unless you specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each Fund. You have the following five distribution options:

         Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long term capital gains distributions in additional shares of the applicable Fund.

         Reinvest Income Dividends Only. You can elect to reinvest investment income dividends in a Fund while receiving capital gains distributions.

         Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends.

         Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gain distributions.

         Reinvest Distributions in Another Fund of the Company. You can reinvest all distributions in another Fund of the Company. For additional information about reinvesting your distributions, see this Prospectus under "Special Investment Programs and Privileges."

TAXES:

         If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Funds. Each Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. It is the Company's policy to have each Fund distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code so that the Fund will satisfy the distribution requirement of Subchapter M and not be subject to federal income taxes or the 4% excise tax.

         Distributions by each Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. These distributions are treated as dividends for federal income tax purposes, but will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent designated in a notice from the Fund to its shareholders as being attributable to dividends received by the Fund. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss will be designated as capital gain dividends that are taxable to shareholders as long-term capital gains, regardless of the length of time shares are held by the shareholder.

         Portions of certain Funds' investment income may be subject to foreign income taxes withheld at source. The Company may, but is not required to, elect to "pass-through" to the shareholders of any such Funds these foreign taxes, in which event each shareholder will be required to include his pro rata portion thereof in his gross income, but will be able to deduct or (subject to various limitations) claim a foreign tax credit for such amount.

         Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Funds. In general, distributions by the Funds are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made or deemed made during the year, including any amount of foreign taxes "passed through," will be sent to shareholders promptly after the end of each year. Notwithstanding the foregoing, distributions by the Funds to certain qualified retirement plans may be exempt from federal income tax.

         "Buying a Dividend." When a Fund pays a dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date (the date used for determining the record owners who will receive the dividend), or just before a Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

         Taxes on Transactions. Share redemptions, including redemptions for exchanges, are subject to capital gains tax. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

         Returns of Capital. In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

         The above federal income tax information is based on tax laws and regulations in effect as of the date of this Prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the more detailed discussion of federal income tax considerations relevant to the Funds contained in the Company's SAI under "Additional Tax Considerations." In addition, you should consult with your own tax adviser as to the effect of an investment in the Fund on your particular tax situation, including the application of state and local taxes which may differ from the federal income tax consequences described above.

                                OTHER INFORMATION

INVESTOR INFORMATION SERVICES:

         The Company provides 24-hour information services via a toll-free number on Fund yields and prices, dividends, account balances, and your latest transaction as well as the ability to request prospectuses, account and tax forms, and duplicate statements. In addition, telephone representatives are available during normal business hours to provide the information and services you need. Shareholder inquiries should be made by telephone to [INSERT] or, if in writing, to "American Skandia Advisor Funds, Inc." at [INSERT].

         Statements and reports sent to you include the following: confirmation statements (after every transaction, except reinvestments, automatic investments and systematic withdrawals, that affect your account balance or your account registration), quarterly consolidated account statements, and financial reports (every six months). Call the above number if you need additional copies of financial reports or historical account information. There may be a small charge for historical account information for prior years.

DISTRIBUTOR:

         Shares of the Company are distributed through American Skandia Marketing, Incorporated, the principal underwriter and distributor for the Company (the "Distributor," as previously defined). The Distributor, located at One Corporate Drive, Shelton, Connecticut 06484, is registered as a broker-dealer with the Commission and the National Association of Securities Dealers, Inc. It is an affiliate of the Investment Manager, the Company, the Trust, American Skandia Trust, American Skandia Life Assurance Corporation and American Skandia Information Services and Technology Corporation, being a wholly-owned subsidiary of American Skandia Investment Holding Corporation. The Distributor may offer shares of the Funds directly to potential purchasers.

TRANSFER AGENT:

         Boston  Financial  Data  Services,   Inc.  (the  "Transfer  Agent,"  as
previously defined), located at Two Heritage Drive, Quincy, Massachusetts 02171, serves as the transfer agent for the Company.

DOMESTIC AND FOREIGN CUSTODIANS:

         PNC Bank, located at Airport Business Center, International Court 2, 200 Stevens Drive, Philadelphia, Pennsylvania 19113, serves as custodian for all cash and securities holdings of the Funds of the Company investing primarily in domestic securities. Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as custodian for all cash and securities holdings of the International Small Capitalization Fund and International Equity Fund, and co-custodian for all foreign securities holdings of the Funds of the Company which invest primarily in domestic securities.

LEGAL COUNSEL AND INDEPENDENT ACCOUNTANTS

         Werner & Kennedy, located at 1633 Broadway, New York, New York 10019, serves as counsel to the Company. [INSERT], located at [INSERT], has been selected as the independent accountants of the Company and the Trust.

USE OF JOINT PROSPECTUS AND SAI:

         Each of the Feeder Funds and their corresponding Portfolios acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the Company's SAI, and no other Fund or Portfolio is responsible therefor. The Directors of the Company and the Trustees of the Trust have considered this factor in approving each Feeder Fund's use of a single combined Prospectus and combined SAI.

REGISTRATION STATEMENT:

         This Prospectus omits certain information contained in the Registration Statement filed with the Commission. Copies of the Registration Statement, including those items omitted herefrom, may be obtained from the Commission by paying the charges prescribed under its rules and regulations.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND INFORMATION OR REPRESENTATIONS NOT HEREIN CONTAINED, IF GIVEN OR MADE, MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.




                       STATEMENT OF ADDITIONAL INFORMATION
                                 [INSERT], 1997

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                      AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                [INSERT ADDRESS]

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Table of Contents                                                                                                      Page
General Information and History
Investment Programs of the Funds

     International  Small  Capitalization  Fund International  Equity Fund Small
     Capitalization Fund Small Company Value Fund Growth Fund Equity Income Fund
     Strategic  Balanced  Fund High Yield Bond Fund Total Return Bond Fund Money
     Market Fund

Fundamental Investment Restrictions
Certain Risk Factors and Investment Methods
Additional Performance Information
Management of the Company
Investment Advisory & Administration Services
Fund Expenses
Distribution Arrangements
Determination of Net Asset Value
Additional Information on the Purchase and Redemption of Shares
Portfolio Transactions
Additional Tax Considerations
Capital Stock of the Company & Principal Holders of Securities
Other Information
Financial Statements
Appendix




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This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Company's current Prospectus, dated [INSERT], 1997. A copy of the Company's Prospectus may be obtained by writing to "American Skandia Advisor Funds, Inc." at [INSERT] or by calling [INSERT].

                               GENERAL INFORMATION

         American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company comprised of ten diversified investment portfolios (each a "Fund" and together the "Funds"). The Company was established as a Maryland corporation on March 5, 1997, and has no business history prior to the date of this SAI. Five of the Funds -the International Equity, Growth, Equity Income, Total Return Bond and Money Market (each a "Feeder Fund" and together the "Feeder Funds") -- invest all of their investable assets in a corresponding portfolio (each a "Portfolio" and together the "Portfolios") of the American Skandia Master Trust (the "Trust"), an open-end management investment company comprised of five diversified investment portfolios. Each Portfolio of the Trust invests in securities in accordance with an investment objective, investment policies and limitations identical to those of its corresponding Feeder Fund. This "master/feeder" fund structure differs from that of the other Funds of the Company and many other investment companies which directly invest and manage their own portfolio of securities. Those Funds of the Company which currently are not organized under a "master/feeder" fund structure (the "Non-Feeder Funds") retain the right to invest their assets in a corresponding Portfolio of the Trust in the future. For additional information regarding the "master/feeder" fund structure, see the Company's Prospectus under "Special Information on the 'Master Feeder' Fund Structure."

     American Skandia Investment Services, Incorporated ("ASISI" or the "Investment Manager") acts as the investment manager for both the Non-Feeder Funds and the Portfolios. Currently, ASISI engages the following sub-advisors ("Sub-advisor(s)") for the investment management of each Non-Feeder Fund and
Portfolio: (a) International Small Capitalization Fund: Founders Asset Management, Inc.; (b) International Equity Portfolio: Rowe Price-Fleming International, Inc.; (c) Small Capitalization Fund: Founders Asset Management, Inc.; (d) Small Company Value Fund: T. Rowe Price Associates, Inc.; (e) Growth
Portfolio: Janus Capital Corporation; (f) Equity Income Portfolio: INVESCO Trust Company; (g) Strategic Balanced Fund: American Century Investment Management, Inc.; (h) High Yield Bond Fund: Federated Investment Counseling; (i) Total Return Bond Portfolio: Pacific Investment Management Company; and (j) Money Market Portfolio: J.P. Morgan Investment Management, Inc.;

                        INVESTMENT PROGRAMS OF THE FUNDS

         The following information supplements, and should be read in conjunction with, the discussion in the Prospectus of the investment objective and policies of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not "fundamental" policies and may be changed by the Directors of the Company or the Trustees of the Trust, where applicable, without shareholder approval. Those investment policies specifically labeled as "fundamental" may not be changed without shareholder approval. Fundamental investment policies of a Fund or Portfolio may be changed only with the approval of at least the lesser of (1) 67% or more of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding shares of the Fund or Portfolio are represented, or (2) a majority of the outstanding shares of the Fund or Portfolio.

         Notwithstanding any other investment policy of a Fund, each Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund. Those Funds which currently invest all of their investable assets in such a manner, the Feeder Funds, seek to meet their respective investment objectives by investing all of their investable assets in a corresponding Portfolio of the Trust, which in turn invests directly in a portfolio of securities in accordance with the investment objective, policies and limitations of its Feeder Fund. The investment objective, policies and limitations of each Feeder Fund are otherwise identical to those of its corresponding Portfolio.

INTERNATIONAL SMALL CAPITALIZATION FUND:

     Investment Objective: The investment objective of the International Small Capitalization Fund is to seek capital appreciation.

Investment Policies:

         Options On Stock Indices and Stocks. An option is a right to buy or sell a security at a specified price within a limited period of time. The Fund may write ("sell") covered call options on any or all of its portfolio securities. In addition, the Fund may purchase options on securities. The Fund may also purchase put and call options on stock indices.

         The Fund may write ("sell") options on any or all of its portfolio securities and at such time and from time to time as the Sub-advisor shall determine to be appropriate. No specified percentage of the Fund's assets is invested in securities with respect to which options may be written. The extent of the Fund's option writing activities will vary from time to time depending upon the Sub-advisor's evaluation of market, economic and monetary conditions.

         When the Fund purchases a security with respect to which it intends to write an option, it is likely that the option will be written concurrently with or shortly after purchase. The Fund will write an option on a particular security only if the Sub-advisor believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to enter into a closing purchase transaction and close out its position. If the Fund desires to sell a particular security on which it has written an option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security.

         The Fund may enter into closing purchase transactions to reduce the percentage of its assets against which options are written, to realize a profit on a previously written option, or to enable it to write another option on the underlying security with either a different exercise price or expiration time or both.

         Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise prices of options may be below, equal to or above the current market values of the underlying securities at the times the options are written. From time to time for tax and other reasons, the Fund may purchase an underlying security for delivery in accordance with an exercise notice assigned to it, rather than delivering such security from its portfolio.

         A stock index measures the movement of a certain group of stocks by assigning relative values to the stocks included in the index. The Fund purchases put options on stock indices to protect the portfolio against decline in value. The Fund purchases call options on stock indices to establish a position in equities as a temporary substitute for purchasing individual stocks that then may be acquired over the option period in a manner designed to minimize adverse price movements. Purchasing put and call options on stock indices also permits greater time for evaluation of investment alternatives. When the Sub-advisor believes that the trend of stock prices may be downward, particularly for a short period of time, the purchase of put options on stock indices may eliminate the need to sell less liquid stocks and possibly repurchase them later. The purpose of these transactions is not to generate gain, but to "hedge" against possible loss. Therefore, successful hedging activity will not produce net gain to the Fund. Any gain in the price of a call option is likely to be offset by higher prices the Fund must pay in rising markets, as cash reserves are invested. In declining markets, any increase in the price of a put option is likely to be offset by lower prices of stocks owned by the Fund.

         The Fund may purchase only those put and call options that are listed on a domestic exchange or quoted on the automatic quotation system of the National Association of Securities Dealers, Inc. ("NASDAQ"). Options traded on stock exchanges are either broadly based, such as the Standard & Poor's 500 Stock Index and 100 Stock Index, or involve stocks in a designated industry or group of industries. The Fund may utilize either broadly based or market segment indices in seeking a better correlation between the indices and the Fund.

         Transactions in options are subject to limitations, established by each of the exchanges upon which options are traded, governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are held in one or more accounts. Thus, the number of options the Fund may hold may be affected by options held by other advisory clients of the Sub-advisor. As of the date of this SAI, the Sub-advisor believes that these limitations will not affect the purchase of stock index options by the Fund.

         One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the Fund. Other risks of purchasing options include the possibility that a liquid secondary market may not exist at a time when the Fund may wish to close out an option position. It is also possible that trading in options on stock indices might be halted at a time when the securities markets generally were to remain open. In cases where the market value of an issue supporting a covered call option exceeds the strike price plus the premium on the call, the Fund will lose the right to appreciation of the stock for the duration of the option. For an additional discussion of options on stock indices and stocks and certain risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures Contracts. The Fund may enter into futures contracts (or options thereon) for hedging purposes. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission and must be executed through a futures commission merchant (an "FCM") or brokerage firm which is a member of the relevant contract market. Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange.
Such a transaction cancels the obligation to make or take delivery of the commodities.

         The acquisition or sale of a futures contract could occur, for example, if the Fund held or considered purchasing equity securities and sought to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund could sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the Fund by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique would allow the Fund to maintain a defensive position without having to sell portfolio securities.

         Similarly, when prices of equity securities are expected to increase, futures contracts could be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

         The Fund may also enter into interest rate and foreign currency futures contracts. Interest rate futures contracts currently are traded on a variety of fixed-income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

         The Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its assets after taking into account unrealized profits and losses on options entered into. In the case of an option that is "in-the-money," the in-the-money amount may be excluded in computing such 5%. In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put. The Fund may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes. As to long positions which are used as part of the Fund's strategies and are incidental to its activities in the underlying cash market, the "underlying commodity value" of the Fund's futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

         Unlike the situation in which the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills), currently in a minimum amount of $15,000. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of a contract to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by the Fund, there was a general increase in interest rates, thereby making the Fund's securities less valuable. In all instances involving the purchase of financial futures contracts by the Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the future contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract.

         Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three business days for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it would be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract were not liquid because of price fluctuation limits or otherwise, the Fund would not promptly be able to liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired. For an additional discussion of futures contracts and certain risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Futures Contracts. The Fund may purchase put and call options on futures contracts. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, a contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits.

         A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

         An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

         The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. See "Options on Foreign Currencies" below. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it could buy a call option on a futures contract to hedge against a market advance. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund would be able to buy a put option on a futures contract to hedge the Fund against the risk of falling prices. For an additional discussion of options on futures contracts and certain risks involved therein, see this SAI and the Company's Prospectus under "Certain Risks Factors and Investment Methods."

         Options on Foreign Currencies. The Fund may buy and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures on foreign currencies would be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated would reduce the U.S. dollar value of such securities, even if their value in the foreign currency remained constant. In order to protect against such diminutions in the value of portfolio securities, the Fund could buy put options on the foreign currency. If the value of the currency declines, the Fund would have the right to sell such currency for a fixed amount in U.S. dollars and would thereby offset, in whole or in part, the adverse effect on the Fund which otherwise would have resulted. Conversely, when a rise is projected in the U.S. dollar value of a currency in which securities to be acquired are denominated, thereby increasing the cost of such securities, the Fund could buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Securities and Exchange Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

         Risk Factors of Investing in Futures and Options. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, and options on securities indices, securities, and foreign currencies draws upon skills and experience which are different from those needed to select the other instruments in which the Fund invests. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, the Fund may not achieve the desired benefits of futures and options or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies and negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

         The  Fund's  ability  to  dispose  of its  positions  in the  foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the Fund as the possible loss of the entire premium paid for an option bought by the Fund and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the Fund will be able to use those instruments effectively for the purposes set forth above.

         In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be affected adversely by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume. For an additional discussion of certain risks involved in investing in futures and options, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

     Foreign Securities. Investments in foreign countries involve certain risks which are not typically associated with U.S. investments. For a discussion of certain risks involved in foreign investing, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Forward Contracts for Purchase or Sale of Foreign Currencies. The Fund generally conducts its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When the Fund purchases or sells a security denominated in a foreign currency, it may enter into a forward foreign currency contract ("forward contract") for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, the Fund may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund will not speculate in forward contracts.

         Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the Sub-advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities.

         At the consummation of a forward contract for delivery by the Fund of a foreign currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other Fund assets into such currency.

         Dealings in forward contracts by the Fund will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-advisor. It also should be realized that this method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. For an additional discussion of forward foreign currency contracts and certain risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Illiquid Securities. As discussed in the Company's Prospectus, the Fund may invest up to 15% of the value of its net assets, measured at the time of investment, in investments which are not readily marketable. Restricted securities are securities that may not be resold to the public without registration under the Securities Act of 1933 (the "1933 Act"). Restricted securities (other than Rule 144A securities deemed to be liquid, discussed below) and securities which, due to their market or the nature of the security, have no readily available markets for their disposition are considered to be not readily marketable or "illiquid." These limitations on resale and marketability may have the effect of preventing the Fund from disposing of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration. In purchasing illiquid securities, the Fund does not intend to engage in underwriting activities, except to the extent the Fund may be deemed to be a statutory underwriter under the Securities Act in purchasing or selling such securities. Illiquid securities will be purchased for investment purposes only and not for the purpose of exercising control or management of other companies. For an additional discussion of illiquid or restricted securities and certain risks involved therein, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         The Directors of the Company have promulgated guidelines with respect to illiquid securities.

         Rule 144A Securities. In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Fund may invest in Rule 144A securities which, as disclosed in the Company's Prospectus, are restricted securities which may or may not be readily marketable. Rule 144A securities are readily marketable if institutional markets for the securities develop pursuant to Rule 144A which provide both readily ascertainable values for the securities and the ability to liquidate the securities when liquidation is deemed necessary or advisable. However, an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by the Fund could affect adversely the marketability of the security. In such an instance, the Fund might be unable to dispose of the security promptly or at reasonable prices.

         The Sub-advisor will determine that a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and that such securities are not subject to the Fund's limitations on investing in securities that are not readily marketable. The Sub-advisor will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of additional potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfers).

         Lower-Rated or Unrated Fixed-Income Securities. The Fund may invest up to 5% of its total assets in fixed-income securities which are unrated or are rated below investment grade either at the time of purchase or as a result of reduction in rating after purchase. (This limitation does not apply to convertible securities and preferred stocks.) Investments in lower-rated or unrated securities are generally considered to be of high risk. These debt securities, commonly referred to as junk bonds, are generally subject to two kinds of risk, credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. The ratings given a security by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") provide a generally useful guide as to such credit risk. For a description of securities ratings, see the Appendix to this SAI. The lower the rating given a security by a rating service, the greater the credit risk such rating service perceives to exist with respect to the security. Increasing the amount of the Fund's assets invested in unrated or lower grade securities, while intended to increase the yield produced by those assets, will also increase the risk to which those assets are subject.

         Market risk relates to the fact that the market values of debt securities in which the Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher rated securities and may have speculative characteristics. In order to decrease the risk in investing in debt securities, in no event will the Fund ever invest in a debt security rated below B by Moody's or by S&P. Of course, relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities in which they invest will decline in value, since credit ratings represent evaluations of the safety of principal, dividend, and interest payments on debt securities, and not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

         Because investment in medium and lower-rated securities involves greater credit risk, achievement of the Fund's investment objective may be more dependent on the Sub-advisor's own credit analysis than is the case for funds that do not invest in such securities. In addition, the share price and yield of the Fund may fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower-rated securities experiencing increased financial stress, which would adversely affect their ability to service their principal, dividend, and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield debt securities has been in existence for many years and from time to time has experienced economic downturns in recent years, this market has involved a significant increase in the use of high yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield debt securities market, particularly during periods of economic recession. Furthermore, expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Finally, while the Sub-advisor attempts to limit purchases of medium and lower-rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations. The Fund does not invest in any medium and lower-rated securities which present special tax consequences, such as zero-coupon bonds or pay-in-kind bonds. For an additional discussion of certain risks involved in lower-rated securities, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         The Sub-advisor seeks to reduce the overall risks associated with the Fund's investments through diversification and consideration of factors affecting the value of securities it considers relevant. No assurance can be given, however, regarding the degree of success that will be achieved in this regard or that the Fund will achieve its investment objective.

         Repurchase Agreements. Subject to guidelines promulgated by the Directors of the Company, the Fund may enter into repurchase agreements with respect to money market instruments eligible for investment by the Fund with member banks of the Federal Reserve system, registered broker-dealers, and registered government securities dealers. A repurchase agreement may be considered a loan collateralized by securities. Repurchase agreements maturing in more than seven days are considered illiquid and will be subject to the Fund's limitation with respect to illiquid securities.

         The Fund has not adopted any limits on the amounts of its total assets that may be invested in repurchase agreements which mature in less than seven days. The Fund may invest up to 15% of the market value of its net assets, measured at the time of purchase, in securities which are not readily marketable, including repurchase agreements maturing in more than seven days. For an additional discussion of repurchase agreements and certain risks involved therein, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Convertible Securities. The Fund may buy securities convertible into common stock if, for example, the Sub-advisor believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

     Investment Policies Which May be Changed Without Shareholder Approval. The following limitations are not "fundamental" restrictions and may be changed by the Directors of the Company without shareholder approval. The Fund will not:

     1. Invest more than 15% of the market value of its net assets in securities which are not readily marketable, including repurchase agreements maturing in over seven days;

     2. Purchase securities of other investment companies except in compliance with the Investment Company Act of 1940;

         3. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions (and provided that margin payments and other deposits in connection with transactions in options, futures and forward contracts should not be deemed to constitute purchasing securities on margin); or

         4.       Sell securities short.

         In addition, in periods of uncertain market and economic conditions, as determined by the Sub-advisor, the Fund may depart from its basic investment objective and assume a defensive position with up to 100% of its assets temporarily invested in high quality corporate bonds or notes and government issues, or held in cash.

         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit that results from a change in values or net assets will not be considered a violation.

INTERNATIONAL EQUITY FUND:

Investment Objective: The investment objective of the International Equity Fund is to seek a total return on its assets from long-term growth of capital and income principally through investments in common stocks of established, non-U.S. companies. Investments may be made solely for capital appreciation or solely for income or any combination of both for the purpose of achieving a higher overall return.

Investment Policies:

         The Sub-advisor regularly analyzes a broad range of international equity and fixed-income markets in order to assess the degree of risk and level of return that can be expected from each market. Based upon its current assessment, the Sub-advisor believes long-term growth of capital may be achieved by investing in marketable securities of non-U.S. companies which have the potential for growth of capital. Of course, there can be no assurance that the Sub-advisor's forecasts of expected return will be reflected in the actual returns achieved by the Fund.

         The Fund's share price will fluctuate with market, economic and foreign exchange conditions, and your investment may be worth more or less when redeemed than when purchased. The Fund should not be relied upon as a complete investment program, nor used to play short-term swings in the stock or foreign exchange markets. The Fund is subject to risks unique to international investing. Further, there is no assurance that the favorable trends discussed below will continue, and the Fund cannot guarantee it will achieve its objective.

         It is the present intention of the Sub-advisor to invest in companies based in (or governments of or within) the Far East (for example, Japan, Hong Kong, Singapore, and Malaysia), Western Europe (for example, United Kingdom, Germany, Netherlands, France, Spain, and Switzerland), South Africa, Australia, Canada, and such other areas and countries as the Sub-advisor may determine from time to time.

         In determining the appropriate distribution of investments among various countries and geographic regions, the Sub-advisor ordinarily considers the following factors: prospects for relative economic growth between foreign countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors.

         In analyzing companies for investment, the Sub-advisor ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their market place. While current dividend income is not a prerequisite in the selection of portfolio companies, the companies in which the Fund invests normally will have a record of paying dividends, and will generally be expected to increase the amounts of such dividends in future years as earnings increase.

         It is expected that the Fund's investments will ordinarily be traded on exchanges located at least in the respective countries in which the various issuers of such securities are principally based.

         Today, more investment opportunities may exist abroad than in the U.S. In 1970, more than one-half of the world's equity capitalization (the total market value of the world's equity securities traded on stock exchanges) was attributable to U.S. securities. Now practically the opposite is true. And over the last ten years, the EAFE Index, a widely accepted index of European, Australian and Far Eastern equity securities, has outperformed the Standard & Poor's 500 Index. Although the EAFE Index may not be representative of the Fund, the Sub-advisor believes it may be a useful indicator of the opportunities in foreign equity investing.

         The Fund will invest in securities denominated in currencies specified elsewhere herein.

         It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market.

         The Fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The Fund's investment in these funds is subject to the provisions of the Investment Company Act of 1940 discussed below. If the Fund invests in such investment funds, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Investment Manager), but also will bear indirectly similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

         Apart from the matters described herein, the Fund is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Fund as described in the Company's Prospectus and this SAI. It should be noted, however, that this situation could change at any time.

         The Fund may invest in companies located in Eastern Europe. The Fund will only invest in a company located in, or a government of, Eastern Europe or Russia, if the Sub-advisor believes the potential return justifies the risk. To the extent any securities issued by companies in Eastern Europe and Russia are considered illiquid, the Fund will be required to include such securities within its 15% restriction on investing in illiquid securities.

         Risk Factors of Foreign Investing. There are special risks in investing in the Fund. Certain of these risks are inherent in any international mutual fund; others relate more to the countries in which the Fund will invest. Many of the risks are more pronounced for investments in developing or emerging countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

         Investors should understand that all investments have a risk factor. There can be no guarantee against loss resulting from an investment in the Fund, and there can be no assurance that the Fund's investment policies will be successful, or that its investment objective will be attained. The Fund is designed for individual and institutional investors seeking to diversify beyond the United States in an actively researched and managed portfolio, and is intended for long-term investors who can accept the risks entailed in investment in foreign securities. For a discussion of certain risks involved in foreign investing see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         In addition to the investments described in the Company's Prospectus, the Fund may invest in the following:

         Writing Covered Call Options. The Fund may write (sell) "covered" call options and purchase options to close out options previously written by the Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Sub-advisor's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

         The Fund will write only covered call options. This means that the Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, or other liquid assets having a value equal to the fluctuating market value of the optioned securities or currencies. In order to comply with the requirements of the securities or currencies laws in several states, the Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering call or put options exceeds 25% of the market value of the Fund's net assets. Should these state laws change or should the Fund obtain a waiver of their application, the Fund reserves the right to increase this percentage. In calculating the 25% limit, the Fund will offset, against the value of assets covering written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

         Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not
do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely, retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligations as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The Fund does not consider a security or currency covered by a call "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Sub-advisor, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the average of the latest bid and asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

         Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

         The Fund will effect closing transactions in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

         Writing Covered Put Options. Although the Fund has no current intention in the foreseeable future of writing American or European style covered put options and purchasing put options to close out options previously written by the Fund, the Fund reserves the right to do so.

         The Fund would write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash, U.S. government securities or other liquid high-grade debt obligations in an amount not less than the exercise price or the Fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" options at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies. In order to comply with the requirements of several states, the Fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the Fund's net assets. Should these state laws change or should the Fund obtain a waiver of their application, the Fund reserves the right to increase this percentage. In calculating the 25% limit, the Fund will offset, against the value of assets covering written puts and calls, the value of purchased puts and calls on identical securities or currencies with identical maturity dates. For a discussion of certain risks involved in options, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Purchasing Put Options. The Fund may purchase American or European style put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided in this SAI under "Certain Risk Factors and Investment Methods."

         The premium paid by the Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price.
This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

         Purchasing Call Options. The Fund may purchase American or European style call options. As the holder of a call option, the Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided in this SAI under "Certain Risk Factors and Investment Methods."

         The Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

         Dealer Options. The Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Failure by the dealer to perform would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         Futures Contracts:

                  Transactions in Futures. The Fund may enter into financial futures contracts, including stock index, interest rate and currency futures ("futures or futures contracts"); however, the Fund has no current intention of entering into interest rate futures. The Fund, however, reserves the right to trade in financial futures of any kind.

                  Stock index futures contracts may be used to attempt to provide a hedge for a portion of the Fund, as a cash management tool, or as an efficient way for the Sub-advisor to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Stock index futures contracts are currently traded with respect to the S&P 500 Index and other broad stock market indices, such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index. The Fund may, however, purchase or sell futures contracts with respect to any stock index whose movements will, in its judgment, have a significant correlation with movements in the prices of all or portions of the Fund's portfolio securities.

                  Interest rate or currency futures contracts may be used to attempt to hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. In this regard, the Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

                  The Fund will enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange, and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are traded in London at the London International Financial Futures Exchange, in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas. For a discussion of futures transactions and certain risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Regulatory Limitations. The Fund will engage in transactions in futures contracts and options thereon only for bona fide hedging, yield enhancement and risk management purposes, in each case in accordance with the rules and regulations of the CFTC.

                  The Fund may not enter into futures contracts or options thereon if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums paid for options on futures would exceed 5% of the net asset value of the Fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

                  The Fund's use of futures contracts will not result in leverage. Therefore, to the extent necessary, in instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Fund, an amount of cash, or other liquid assets, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified in an account with the Fund's custodian to cover the position, or alternative cover will be employed.

                  In addition, CFTC regulations may impose limitations on the Fund's ability to engage in certain yield enhancement and risk management strategies. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Fund would comply with such new restrictions.

         Options on Futures Contracts. As an alternative to writing or purchasing call and put options on stock index futures, the Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the Fund and other mutual funds or portfolios of mutual funds managed by the Sub-advisor or T. Rowe Price Associates, Inc. Such aggregated orders would be allocated among the Fund and such other portfolios in a fair and non-discriminatory manner. See this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods" for a description of certain risks involved in options and futures contracts.

         Additional Futures and Options Contracts. Although the Fund has no current intention of engaging in financial futures or option transactions other than those described above, it reserves the right to do so. Such futures or options trading might involve risks which differ from those involved in the futures and options described above.

         Foreign Futures and Options. The Fund is permitted to invest in foreign futures and options. For a description of foreign futures and options and certain risks involved therein as well as certain risks involved in foreign investing, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency Transactions. The Fund will generally enter into forward foreign currency exchange contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when the Sub-advisor believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Other than as set forth above and immediately below, the Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. The Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Fund's securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities) provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes "the securities or other assets to which the forward contracts relate" may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Sub-advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

         At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Fund may use liquid, high-grade debt securities denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-advisor. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. For an additional discussion of certain risks involved in foreign investing, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Federal Tax Treatment of Options, Futures Contracts and Forward Foreign Exchange Contracts. The Fund may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

         Transactions which are considered Section 1256 contracts will be considered to have been closed at the end of the Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. The Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

         Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. For securities offsetting a purchased put, this adjustment of the holding period may increase the gain from sales of securities held less than three months. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Pending tax regulations could limit the extent that net gain realized from option, futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement. In addition, gains realized on the sale or other disposition of securities, including option, futures or foreign forward exchange contracts on securities or securities indexes and, in some cases, currencies, held for less than three months, must be limited to less than 30% of the Fund's annual gross income. In order to avoid realizing excessive gains on securities or currencies held less than three months, the Fund may be required to defer the closing out of option, futures or foreign forward exchange contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on
Section 1256 option, futures and foreign forward exchange contracts, which have been open for less than three months as of the end of the Fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test.

         Hybrid Commodity and Security Instruments. Instruments have been developed which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments"). Often these hybrid instruments are indexed to the price of a commodity or particular currency or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. For a discussion of certain risks involved in hybrid instruments, see this SAI under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements. Subject to guidelines promulgated by the Directors of the Company and the Trustees of the Trust, the Fund may enter into repurchase agreements through which an investor (such as the Fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price Associates, Inc. ("T. Rowe Price") approved list and have a credit rating with respect to its short-term debt of at least A1 by Standard & Poor's Corporation, P1 by Moody's Investors Service, Inc., or the equivalent rating by T. Rowe Price. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The Fund will only enter into repurchase agreements where (i) the underlying securities are of the type
(excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

         Illiquid and Restricted Securities. The Fund may not invest in illiquid securities including repurchase agreements which do not provide for payment within seven days, if as a result, they would comprise more than 15% of the value of the Fund's net assets.

         Restricted   securities  may  be  sold  only  in  privately  negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Directors of the Company and the Trustees of the Trust. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

         Notwithstanding the above, the Fund may purchase securities which while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Sub-advisor, under the supervision of the Directors of the Company and the Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Sub-advisor will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Sub-advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, (4) and the nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         The Directors of the Company and the Trustees of the Trust have promulgated guidelines with respect to illiquid securities.

         Lending of Portfolio Securities. For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 33 1/3% of its total assets. Securities loans are made to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by the Sub-advisor to be of good standing and will not be made unless, in the judgment of the Sub-advisor, the consideration to be earned from such loans would justify the risk.

         Other Lending/Borrowing. Subject to approval by the Securities and Exchange Commission, the Fund may make loans to, or borrow funds from, other mutual funds sponsored or advised by the Sub-advisor or T. Rowe Price Associates, Inc.
The Fund has no current intention of engaging in these practices at this time.

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are not "fundamental" restrictions and may be changed by the Directors of the Company or the Trustees of the Trust, where applicable, without shareholder approval. The Fund will not:

     1. Purchase additional securities when money borrowed exceeds 5% of the Fund's total assets;

     2. Invest in companies for the purpose of exercising management or control;

     3. Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities. Securities eligible for resale under Rule 144A of the Securities Act of 1933 may be subject to this 15% limitation;

     4. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940;

     5. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Company's Prospectus and this SAI;

     6. Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) the Fund may make margin deposits in connection with futures contracts and other permissible investments;

         7. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Fund as a security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or investment;

         8.       Effect short sales of securities;

         9. Invest in warrants if, as a result thereof, more than 5% of the value of the total assets of the Fund would be invested in warrants except that this restriction does not apply to warrants acquired as a result of the purchase of another security. For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market; or

         10. Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such positions would exceed 5% of the Fund's net assets.

         In addition to the restrictions described above, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment portfolios to permit indirect foreign investment in such securities. For tax purposes these portfolios may be known as Passive
Foreign Investment Companies. The Fund is subject to certain percentage limitations under the Investment Company Act of 1940 and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the Fund's total assets may be invested in such securities.

SMALL CAPITALIZATION FUND:

     Investment Objective: The investment objective of the Small Capitalization Fund is capital appreciation.

Investment Policies:

         Options On Stock Indices and Stocks. An option is a right to buy or sell a security at a specified price within a limited period of time. The Fund may write ("sell") covered call options on any or all of its portfolio securities. In addition, the Fund may purchase options on securities. The Fund may also purchase put and call options on stock indices.

         The Fund may write ("sell") options on any or all of its portfolio securities and at such time and from time to time as the Sub-advisor shall determine to be appropriate. No specified percentage of the Fund's assets is invested in securities with respect to which options may be written. The extent of the Fund's option writing activities will vary from time to time depending upon the Sub-advisor's evaluation of market, economic and monetary conditions.

         When the Fund purchases a security with respect to which it intends to write an option, it is likely that the option will be written concurrently with or shortly after purchase. The Fund will write an option on a particular security only if the Sub-advisor believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to enter into a closing purchase transaction and close out its position. If the Fund desires to sell a particular security on which it has written an option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security.

         The Fund may enter into closing purchase transactions to reduce the percentage of its assets against which options are written, to realize a profit on a previously written option, or to enable it to write another option on the underlying security with either a different exercise price or expiration time or both.

         Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise prices of options may be below, equal to or above the current market values of the underlying securities at the times the options are written. From time to time for tax and other reasons, the Fund may purchase an underlying security for delivery in accordance with an exercise notice assigned to it, rather than delivering such security from its portfolio.

         A stock index measures the movement of a certain group of stocks by assigning relative values to the stocks included in the index. The Fund purchases put options on stock indices to protect the portfolio against decline in value. The Fund purchases call options on stock indices to establish a position in equities as a temporary substitute for purchasing individual stocks that then may be acquired over the option period in a manner designed to minimize adverse price movements. Purchasing put and call options on stock indices also permits greater time for evaluation of investment alternatives. When the Sub-advisor believes that the trend of stock prices may be downward, particularly for a short period of time, the purchase of put options on stock indices may eliminate the need to sell less liquid stocks and possibly repurchase them later. The purpose of these transactions is not to generate gain, but to "hedge" against possible loss. Therefore, successful hedging activity will not produce net gain to the Fund. Any gain in the price of a call option is likely to be offset by higher prices the Fund must pay in rising markets, as cash reserves are invested. In declining markets, any increase in the price of a put option is likely to be offset by lower prices of stocks owned by the Fund.

         The Fund may purchase only those put and call options that are listed on a domestic exchange or quoted on the automatic quotation system of the National Association of Securities Dealers, Inc. ("NASDAQ"). Options traded on stock exchanges are either broadly based, such as the Standard & Poor's 500 Stock Index and 100 Stock Index, or involve stocks in a designated industry or group of industries. The Fund may utilize either broadly based or market segment indices in seeking a better correlation between the indices and its portfolio.

         Transactions in options are subject to limitations, established by each of the exchanges upon which options are traded, governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are held in one or more accounts. Thus, the number of options the Fund may hold may be affected by options held by other advisory clients of the Sub-advisor. As of the date of this SAI, the Sub-advisor believes that these limitations will not affect the purchase of stock index options by the Fund.

         One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the Fund. Other risks of purchasing options include the possibility that a liquid secondary market may not exist at a time when the Fund may wish to close out an option position. It is also possible that trading in options on stock indices might be halted at a time when the securities markets generally were to remain open. In cases where the market value of an issue supporting a covered call option exceeds the strike price plus the premium on the call, the Fund will lose the right to appreciation of the stock for the duration of the option. For an additional discussion of options on stock indices and stocks and certain risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures Contracts. The Fund may enter into futures contracts (or options thereon) for hedging purposes. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission and must be executed through a futures commission merchant (an "FCM") or brokerage firm which is a member of the relevant contract market. Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

         The acquisition or sale of a futures contract could occur, for example, if the Fund held or considered purchasing equity securities and sought to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund could sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique would allow the Fund to maintain a defensive position without having to sell portfolio securities.

         Similarly, when prices of equity securities are expected to increase, futures contracts could be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

         The Fund may also enter into interest rate and foreign currency futures contracts. Interest rate futures contracts currently are traded on a variety of fixed-income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper. Foreign currency futures contracts currently are traded on the British pound, Canadian dollar, Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

         The Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its assets after taking into account unrealized profits and losses on options entered into. In the case of an option that is "in-the-money," the in-the-money amount may be excluded in computing such 5%. In general a call option on a future is "in-the-money" if the value of the future exceeds the exercise ("strike") price of the call; a put option on a future is "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike price of the put. The Fund may use futures and options thereon solely for bona fide hedging or for other non-speculative purposes. As to long positions which are used as part of the Fund's strategies and are incidental to its activities in the underlying cash market, the "underlying commodity value" of the Fund's futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

         Unlike the situation in which the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills), currently in a minimum amount of $15,000. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, the Fund may be required to make additional payments during the term of a contract to its broker. Such payments would be required, for example, where, during the term of an interest rate futures contract purchased by the Fund, there was a general increase in interest rates, thereby making the Fund's securities less valuable. In all instances involving the purchase of financial futures contracts by the Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the future contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position which will operate to terminate the Fund's position in the futures contract.

         Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three business days for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it would be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract were not liquid because of price fluctuation limits or otherwise, the Fund would not promptly be able to liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired. For an additional discussion of futures contracts and certain risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Futures Contracts. The Fund may purchase put and call options on futures contracts. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, a contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits.

         A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

         An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

         The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. See "Options on Foreign Currencies" below. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Fund is not fully invested it could buy a call option on a futures contract to hedge against a market advance. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund would be able to buy a put option on a futures contract to hedge its portfolio against the risk of falling prices. For an additional discussion of options on futures contracts and certain risks involved therein, see this SAI and the Company's Prospectus under "Certain Risks Factors and Investment Methods."

         Options on Foreign Currencies. The Fund may buy and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures on foreign currencies would be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated would reduce the U.S. dollar value of such securities, even if their value in the foreign currency remained constant. In order to protect against such diminutions in the value of portfolio securities, the Fund could buy put options on the foreign currency. If the value of the currency declines, the Fund would have the right to sell such currency for a fixed amount in U.S. dollars and would thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted. Conversely, when a rise is projected in the U.S. dollar value of a currency in which securities to be acquired are denominated, thereby increasing the cost of such securities, the Fund could buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Securities and Exchange Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

         Risk Factors of Investing in Futures and Options. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, and options on securities indices, securities, and foreign currencies draws upon skills and experience which are different from those needed to select the other instruments in which the Fund invests. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, the Fund may not achieve the desired benefits of futures and options or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies and negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

         The  Fund's  ability  to  dispose  of its  positions  in the  foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the Fund as the possible loss of the entire premium paid for an option bought by the Fund and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the Fund will be able to use those instruments effectively for the purposes set forth above.

         In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be affected adversely by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume. For an additional discussion of certain risks involved in investing in futures and options, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

     Foreign Securities. Investments in foreign countries involve certain risks which are not typically associated with U.S. investments. For a discussion of the risks involved in foreign investments, see the Company's Prospectus and this SAI under "Certain Risk Factors and Investment Methods."

         Forward Contracts For Purchase or Sale of Foreign Currencies. The Fund generally will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When the Fund purchases or sells a security denominated in a foreign currency, it may enter into a forward foreign currency contract ("forward contract") for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, the Fund may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund will not speculate in forward contracts.

         Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the Sub-Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar the Fund may each enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of those portfolio securities denominated in such foreign currency. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the Fund's limitation on investing in illiquid securities.

         At the consummation of a forward contract for delivery by the Fund of a foreign currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other Fund assets into such currency.

         Dealings in forward contracts by the Fund will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-advisor. It also should be realized that this method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. For an additional discussion of forward foreign currency contracts and certain risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Illiquid Securities. As discussed in the Company's Prospectus, the Fund may invest up to 15% of the value of its net assets, measured at the time of investment, in investments which are not readily marketable. Restricted securities are securities that may not be resold to the public without registration under the Securities Act of 1933 (the "1933 Act"). Restricted securities (other than Rule 144A securities deemed to be liquid, discussed below) and securities which, due to their market or the nature of the security, have no readily available markets for their disposition are considered to be not readily marketable or "illiquid." These limitations on resale and marketability may have the effect of preventing the Fund from disposing of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration. In purchasing illiquid securities, the Fund does not intend to engage in underwriting activities, except to the extent the Fund may be deemed to be a statutory underwriter under the Securities Act in purchasing or selling such securities. Illiquid securities will be purchased for investment purposes only and not for the purpose of exercising control or management of other companies. For an additional discussion of illiquid or restricted securities and certain risks involved therein, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         The Directors of the Company have promulgated guidelines with respect to illiquid securities.

         Rule 144A Securities. In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Fund may invest in Rule 144A securities which, as disclosed in the Company's Prospectus, are restricted securities which may or may not be readily marketable. Rule 144A securities are readily marketable if institutional markets for the securities develop pursuant to Rule 144A which provide both readily ascertainable values for the securities and the ability to liquidate the securities when liquidation is deemed necessary or advisable. However, an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by the Fund could affect adversely the marketability of the security. In such an instance, the Fund might be unable to dispose of the security promptly or at reasonable prices.

         The Sub-advisor will determine that a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and that such securities are not subject to the Fund's limitations on investing in securities that are not readily marketable. The Sub-advisor will consider the following factors, among others, in making this determination: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of additional potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfers).

         Low-Rated and Unrated Fixed-Income Securities. The Fund may invest up to 5% of its total assets in fixed-income securities which are unrated or are rated below investment grade either at the time of purchase or as a result of reduction in rating after purchase. (This limitation does not apply to convertible securities and preferred stocks.) Investment in lower-rated or unrated securities is generally considered to be of high risk. These debt securities are generally subject to two kinds of risk, credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. The ratings given a security by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") provide a generally useful guide as to such credit risk. For a description of securities ratings, see the Appendix to this SAI. The lower the rating given a security by a rating service, the greater the credit risk such rating service perceives to exist with respect to the security. Increasing the amount of the Fund's assets invested in unrated or lower grade securities, while intended to increase the yield produced by those assets, will also increase the risk to which those assets are subject.

         Market risk relates to the fact that the market values of debt securities in which the Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher rated securities and may have speculative characteristics. In order to decrease the risk in investing in debt securities, in no event will the Fund ever invest in a debt security rated below B by Moody's or by S&P. Of course, relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities in which they invest will decline in value, since credit ratings represent evaluations of the safety of principal, dividend, and interest payments on debt securities, and not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

         Because investment in medium and lower-rated securities involves greater credit risk, achievement of the Fund's investment objectives may be more dependent on the Sub-advisor's own credit analysis than is the case for funds that do not invest in such securities. In addition, the share price and yield of the Fund may fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower-rated securities experiencing increased financial stress, which would adversely affect their ability to service their principal, dividend, and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield, high risk debt securities has been in existence for many years and from time to time has experienced economic downturns in recent years, this market has involved a significant increase in the use of high yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield debt securities market, particularly during periods of economic recession. Furthermore, expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Finally, while the Sub-advisor attempts to limit purchases of medium and lower-rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations. The Fund does not invest in any medium and lower-rated securities which present special tax consequences, such as zero-coupon bonds or pay-in-kind bonds. For an additional discussion of certain risks involved in lower-rated securities, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         The Sub-advisor seeks to reduce the overall risks associated with the Fund's investments through diversification and consideration of factors affecting the value of securities it considers relevant. No assurance can be given, however, regarding the degree of success that will be achieved in this regard or that the Fund will achieve its investment objective.

         Repurchase Agreements. Subject to guidelines adopted by the Directors of the Company, the Fund may enter into repurchase agreements with respect to money market instruments eligible for investment by the Fund with member banks of the Federal Reserve system, registered broker-dealers, and registered government securities dealers. A repurchase agreement may be considered a loan collateralized by securities. Repurchase agreements maturing in more than seven days are considered illiquid and will be subject to the Fund's limitation with respect to illiquid securities.

         The Fund has not adopted any limits on the amounts of its total assets that may be invested in repurchase agreements which mature in less than seven days. The Fund may invest up to 15% of the market value of its net assets, measured at the time of purchase, in securities which are not readily marketable, including repurchase agreements maturing in more than seven days. For an additional discussion of repurchase agreements and certain risks involved therein, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Convertible Securities. The Fund may buy securities convertible into common stock if, for example, the Sub-advisor believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

     Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are not "fundamental" restrictions and may be changed by the Directors of the Company without shareholder approval. The Fund will not:

     1. Invest more than 15% of the market value of its net assets in securities which are not readily marketable, including repurchase agreements maturing in over seven days;

     2. Purchase securities of other investment companies except in compliance with the Investment Company Act of 1940;

         3. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions (and provided that margin payments and other deposits in connection with transactions in options, futures and forward contracts should not be deemed to constitute purchasing securities on margin); or

         4.       Sell securities short.

         In addition, in periods of uncertain market and economic conditions, as determined by the Sub-advisor, the Fund may depart from its basic investment objective and assume a defensive position with up to 100% of its assets temporarily invested in high quality corporate bonds or notes and government issues, or held in cash.

         If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit that results from a change in values or net assets will not be considered a violation.

SMALL COMPANY VALUE FUND:

Investment  Objective:  The investment objective of the Small Company Value Fund
is  to  provide  long-term  capital   appreciation  by  investing  primarily  in
small-capitalization stocks that appear to be undervalued.

Investment Policies:

         Although primarily all of the Fund's assets are invested in common stocks, the Fund may invest in convertible securities, corporate debt securities and preferred stocks. The fixed-income securities in which the Fund may invest include, but are not limited to, those described below. See this SAI under "Certain Risk Factors and Investment Methods," for an additional discussion of debt obligations.

     U.S. Government Obligations. Bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

         U.S. Government Agency Securities. Issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

     Bank Obligations. Certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

         Short-Term Corporate Debt Securities. Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

     Commercial Paper. Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates.

     Foreign   Government   Securities.   Issued  or  guaranteed  by  a  foreign
government, province, instrumentality, political subdivision or similar unit thereof.

     Savings and Loan Obligations. Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

     Supranational Entities. The Fund may also invest in the securities of certain supranational entities, such as the International Development Bank.

         Lower-Rated Debt Securities. The Fund's investment program permits it to purchase below investment grade securities, commonly referred to as "junk bonds." Since investors generally perceive that there are greater risks associated with investment in lower quality securities, the yields from such securities normally exceed those obtainable from higher quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher quality securities. Lower quality investments entail a higher risk of default -- that is, the nonpayment of interest and principal by the issuer than higher quality investments. Such securities are also subject to special risks, discussed below. Although the Fund seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the Fund will achieve its investment objective.

         After purchase by the Fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Sub-advisor will consider such event in its determination of whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Company's Prospectus.

         Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in low and lower-medium quality bonds involves greater investment risk, to the extent the Fund invests in such bonds, achievement of its investment objective will be more dependent on the Sub-advisor's credit analysis than would be the case if the Fund was investing in higher quality bonds. For a discussion of the special risks involved in low-rated bonds, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Mortgage-Backed Securities. Mortgage-backed securities are securities representing interest in a pool of mortgages. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Sub-advisor will consider such event in its determination of whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Company's Prospectus. For a discussion of mortgage-backed securities and certain risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Collateralized Mortgage Obligations (CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. For an additional discussion of CMOs and certain risks involved therein, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Stripped Agency Mortgage-Backed Securities. Stripped Agency Mortgage-Backed securities represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped Agency Mortgage-Backed Securities may be issued by U.S. Government Agencies or by private issuers similar to those described above with respect to CMOs and privately-issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

         The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

         The Fund will treat IOs and POs, other than government-issued IOs or POs backed by fixed rate mortgages, as illiquid securities and, accordingly, limit its investments in such securities, together with all other illiquid securities, to 15% of the Fund's net assets. The Sub-advisor will determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue and the number of dealers who make a market in the IO or PO. The Fund will treat non-government-issued IOs and POs not backed by fixed or adjustable rate mortgages as illiquid unless and until the Securities and Exchange Commission modifies its position.

         Asset-Backed Securities. The Fund may invest a portion of its assets in debt obligations known as asset-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.

                  Automobile Receivable Securities. The Fund may invest in asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities").

                  Credit Card Receivable Securities. The Fund may invest in asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities").

                  Other Assets. The Sub-advisor anticipates that asset-backed securities backed by assets other than those described above will be issued in the future. The Fund may invest in such securities in the future if such investment is otherwise consistent with its investment objective and policies. For a discussion of these securities, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Writing Covered Call Options. The Fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Sub-advisor's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

         The Fund will write only covered call options. This means that the Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash or other liquid assets having a value equal to the fluctuating market value of the optioned securities or currencies.

         Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not
do), but capable of enhancing the Fund's total return. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The Fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

         Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

         The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Sub-advisor, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

         The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

         The Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering call or put options exceeds 25% of the market value of the Fund's net assets. In calculating the 25% limit, the Fund will offset, against the value of assets covering written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

         Writing Covered Put Options. The Fund may write American or European style covered put options and purchase options to close out options previously written by the Fund.

         The Fund would write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash, U.S. government securities or other liquid high-grade debt obligations in an amount not less than the exercise price or the Fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for the Fund at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

         The Fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the Fund's net assets. In calculating the 25% limit, the Fund will offset, against the value of assets covering written puts and calls, the value of purchased puts and calls on identical securities or currencies with identical maturity dates.

         Purchasing Put Options. The Fund may purchase American or European style put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided in this SAI under "Certain Risk Factors and Investment Methods."

         The premium paid by the Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price.
This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

         Purchasing Call Options. The Fund may purchase American or European style call options. As the holder of a call option, the Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided in this SAI under "Certain Risk Factors and Investment Methods."

         The Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

         Dealer (Over-the-Counter) Options. The Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction. For a discussion of dealer options, see this SAI under "Certain Risk Factors and Investment Methods."

         Futures Contracts:

                  Transactions in Futures. The Fund may enter into futures contracts, including stock index, interest rate and currency futures ("futures or futures contracts"). The Fund may also enter into futures on commodities related to the types of companies in which it invests, such as oil and gold futures. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

                  Stock index futures contracts may be used to attempt to hedge a portion of the Fund, as a cash management tool, or as an efficient way for the Sub-advisor to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Fund successfully, the Fund must sell futures contacts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the Fund's securities.

                  Interest rate or currency futures contracts may be used to attempt to hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. In this regard, the Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

                  The Fund will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London, at the London International Financial Futures Exchange, in Paris, at the MATIF, and in Tokyo, at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

                  Regulatory Limitations. The Fund will engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, and risk management purposes, in each case in accordance with rules and regulations of the CFTC and applicable state law.

                  The Fund may not purchase or sell futures contracts or related options if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits and premiums paid on those positions would exceed 5% of the net asset value of the Fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Directors of the Company without a shareholder vote and does not limit the percentage of the Fund's assets at risk to 5%.

                  The Fund's use of futures contracts will not result in leverage. Therefore, to the extent necessary, in instances involving the purchase of futures contracts or the writing of call or put options thereon by the Fund, an amount of cash or other liquid assets equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified in an account with the Fund's custodian to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or identified accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                  If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Fund would comply with such new restrictions.

         Options on Futures Contracts. The Fund may purchase and sell options on the same types of futures in which it may invest. As an alternative to writing or purchasing call and put options on stock index futures, the Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the Fund and other mutual funds or portfolios of mutual funds managed by the Sub-advisor or Rowe Price-Fleming International, Inc. Such aggregated orders would be allocated among the Fund and such other portfolios managed by the Sub-advisor in a fair and non-discriminatory manner. See this SAI and Company's Prospectus under "Certain Risk Factors and Investment Methods" for a description of certain risks in options and future contracts.

         Additional Futures and Options Contracts. Although the Fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

         Foreign Futures and Options. The Fund is permitted to invest in foreign futures and options. For a description of foreign futures and options and certain risks involved therein as well as certain risks involved in foreign investing, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Securities. The Fund may invest in U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. There are special risks in foreign investing. Certain of these risks are inherent in any international mutual fund while others relate more to the countries in which the Fund will invest. Many of the risks are more pronounced for investments in developing or emerging countries, such as many of the countries of Southeast Asia, Latin America, Eastern Europe and the Middle East. For an additional discussion of certain risks involved in investing in foreign securities, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         The Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The Fund's use of such contracts would include, but not be limited to, the following: First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when the Sub-advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Sub-advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

         The Fund may enter into forward contracts for any other purpose consistent with the Fund's investment objective and policies. However, the Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund's holdings of liquid assets and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

         At the maturity of a forward contract, the Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

         If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-advisor. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. For a discussion of certain risk factors involved in foreign currency transactions, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Federal Tax Treatment of Options, Futures Contracts and Forward Foreign Exchange Contracts. The Fund may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

         Transactions which are considered Section 1256 contracts will be considered to have been closed at the end of the Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. The Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

         Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. For securities offsetting a purchased put, this adjustment of the holding period may increase the gain from sales of securities held less than three months. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Pending tax regulations could limit the extent that net gain realized from option, futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement. In addition, gains realized on the sale or other disposition of securities, including option, futures or foreign forward exchange contracts on securities or securities indexes and, in some cases, currencies, held for less than three months, must be limited to less than 30% of the Fund's annual gross income. In order to avoid realizing excessive gains on securities or currencies held less than three months, the Fund may be required to defer the closing out of option, futures or foreign forward exchange contracts) beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on
Section 1256 option, futures and foreign forward exchange contracts, which have been open for less than three months as of the end of the Fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test.

         Illiquid and Restricted Securities. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

         Notwithstanding the above, the Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (the "1933 Act"). This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Sub-advisor, under the supervision of the Directors of the Company, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Sub-advisor will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Sub-advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and
(4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         The Directors of the Company have promulgated guidelines with respect to illiquid securities.

         Hybrid Instruments. Hybrid Instruments have been developed and combine the elements of futures contracts, options or other financial instruments with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments). Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. For a discussion of certain risks involved in investing in hybrid instruments see this SAI under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements. Subject to guidelines adopted by the Directors of the Company, the Fund may enter into a repurchase agreement through which an investor (such as the Fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on the Sub-advisor's approved list and have a credit rating with respect to its short-term debt of at least A1 by Standard & Poor's Corporation, P1 by Moody's Investors Service, Inc., or the equivalent rating by the Sub-advisor. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book- entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

         Reverse Repurchase Agreements. Although the Fund has no current intention, in the foreseeable future, of engaging in reverse repurchase agreements, the Fund reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities, and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund.

     Warrants. The Fund may acquire warrants. For a discussion of certain risks involved therein, see this SAI under "Certain Risk Factor and Investment Methods."

         Lending of Portfolio Securities. Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Sub-advisor to be of good standing and will not be made unless, in the judgment of the Sub-advisor, the consideration to be earned from such loans would justify the risk.

         Other Lending/Borrowing. Subject to approval by the Securities and Exchange Commission, the Fund may make loans to, or borrow funds from, other mutual funds sponsored or advised by the Sub-advisor or Rowe Price-Fleming International, Inc. The Fund has no current intention of engaging in these practices at this time.

         When-Issued Securities and Forward Commitment Contracts. The Fund may purchase securities on a "when-issued" or delayed delivery basis and may purchase securities on a forward commitment basis. Any or all of the Fund's investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. The Fund will cover these securities by maintaining cash and/or other liquid assets, with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. For a discussion of these securities and the risks involved therein, see this SAI under "Certain Risk Factors and Investment Methods."

     Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are not "fundamental" restrictions and may be changed by the Directors of the Company without shareholder approval. The Fund will not:

     1. Purchase additional securities when money borrowed exceeds 5% of its total assets;

     2. Invest in companies for the purpose of exercising management or control;

         3. Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value;

     4. Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities. Securities eligible for resale under Rule 144A of the 1933 Act may be subject to this 15% limitation;

     5. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940;

     6. Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) the Fund may make margin deposits in connection with futures contracts or other permissible investments;

         7. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or investment;

     8. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Company's Prospectus and this SAI;

         9.       Effect short sales of securities; or

         10. Invest in warrants if, as a result thereof, more than 5% of the value of the net assets of the Fund would be invested in warrants, except that this restriction does not apply to warrants acquired as a result of the purchase of another security. For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market.

GROWTH FUND:

Investment Objective: The investment objective of the Growth Fund is to seek growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments, therefore, will be incidental to the Fund's objective.

Investment Policies:

         Futures, Options and Other Derivative Instruments. The Fund may enter into futures contracts on securities, financial indices, and foreign currencies and options on such contracts, and may invest in options on securities, financial indices and foreign currencies, forward contracts and swaps. The Fund will not enter into any futures contracts or options on futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contract positions and options on futures contracts written by the Fund would exceed the market value of the total assets of the Fund (i.e., no leveraging). The Fund may invest in forward currency contracts with stated values of up to the value of the Fund's assets.

         The Fund may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the Fund is permitted to invest directly. The Fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy, and only pursuant to procedures adopted, by the Sub-advisor for monitoring the creditworthiness of those entities. To the extent that an option bought or written by the Fund in a negotiated transaction is illiquid, the value of an option bought or the amount of the Fund's obligations under an option written by the Fund, as the case may be, will be subject to the Fund's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the Fund to effect an offsetting transaction at a time when the Sub-advisor believes it would be advantageous for the Fund to do so. For a description of these strategies and instruments and certain risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Interest Rate Swaps and Purchasing and Selling Interest Rate Caps and Floors. In addition to the strategies noted above, the Fund, in order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, may enter into interest rate swaps and may buy or sell interest rate caps and floors. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its investments. The Fund also may enter into these transactions to protect against any increase in the price of securities the Fund may consider buying at a later date. The Fund does not intend to use these transactions as a speculative investments. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

         The Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis, the Fund would maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The Sub-advisor will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The Sub-advisor has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e., writes) caps and floors, it will maintain in a segregated account cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to any caps or floors.

         There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that the Fund contractually is entitled to receive. The Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above. For an additional discussion of these strategies, see this SAI under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements and Reverse Repurchase Agreements. Subject to guidelines promulgated by the Directors of the Company and the Trustees of the Trust, the Fund may enter into repurchase agreements. The Fund may also enter into reverse repurchase agreements. For a description of these investment techniques, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are not "fundamental" investment restrictions and may be changed by the Directors of the Company or the Trustees of the Trust, where applicable, without shareholder approval. The Fund will not:

         1. Purchase a security if as a result, more than 15% of its net assets in the aggregate, at market value, would be invested in securities which cannot be readily resold because of legal or contractual restrictions on resale or for which there is no readily available market, or repurchase agreements maturing in more than seven days or securities used as a cover for written over-the-counter options, if any. The Directors of the Company or the Trustees of the Trust, where applicable, the Investment Manager or the Sub-advisor acting pursuant to authority delegated by the Directors or Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and therefore that such securities are not subject to the foregoing limitation;

         2. Enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions (as defined by the CFTC) if as a result the sum of the initial margin deposits and premium required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the Fund's net assets;

     3. Enter into any futures contracts if the aggregate amount of the Fund's commitments under outstanding futures contracts positions of the Fund would exceed the market value of the total assets of the Fund;

         4. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short;

         5. Mortgage or pledge any securities owned or held by the Fund in amounts that exceed, in the aggregate, 15% of the Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts;

     6. Invest in companies for the purpose of exercising management or control;

     7. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940; or

         8. Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) the Fund may make margin deposits in connection with futures contracts or other permissible investments.

EQUITY INCOME FUND:

     Investment Objective: The investment objective of the Equity Income Fund is to seek high current income while following sound investment practices.

Investment Policies:

         The Fund will pursue its objective by investing its assets in securities which will provide a relatively high yield and stable return and which, over a period of years, may also provide capital appreciation. Capital growth potential is a secondary factor in the selection of portfolio securities. The Fund invests in common stocks, as well as convertible bonds and preferred stocks.

         In pursuing its investment objective, the Fund will endeavor to select and purchase securities providing reasonably secure dividend or interest income. Up to 10% of the Fund's assets may be invested in equity securities that do not pay regular dividends. Sometimes warrants are acquired when offered with income-producing securities, but the warrants are disposed of at the first favorable opportunity. Acquiring warrants involves a risk that the Fund will lose the premium it pays to acquire warrants if the Fund does not exercise a warrant before it expires. The major portion of the investment portfolio normally consists of common stocks, convertible bonds and debentures, and preferred stocks; however, there may also be substantial holdings of debt securities, including non-investment grade and unrated debt securities.

         Debt Securities. The debt securities in which the Fund invests are generally subject to two kinds of risk, credit risk and market risk. The ratings given a debt security by Moody's and Standard & Poor's ("S&P") provide a generally useful guide as to such credit risk. The lower the rating given a debt security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrated or lower grade (Ba or less by Moody's, BB or less by S&P) debt securities, while intended to increase the yield produced by the Fund's debt securities, will also increase the credit risk to which those debt securities are subject.

         Lower-rated debt securities and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher rated debt securities and may have speculative characteristics. Although the Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, the Fund's investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Debt securities rated lower than B by either S&P or Moody's may be highly speculative. The Sub-advisor intends to limit such portfolio investments to debt securities which are not believed by the Sub-advisor to be highly speculative and which are rated at least CCC or Caa, respectively, by S&P or Moody's. In addition, a significant economic downturn or major increase in interest rates may well result in issuers of lower-rated debt securities experiencing increased financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. While the Sub-advisor attempts to limit purchases of lower-rated debt securities to securities having an established retail secondary market, the market for such securities may not be as liquid as the market for higher rated debt securities. For an additional discussion of certain risks involved in lower-rated or unrated securities, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements. As discussed in the Company's Prospectus, the Fund may enter into repurchase agreements with respect to debt instruments eligible for investment by the Fund, with member banks of the Federal Reserve System, registered broker-dealers, and registered government securities dealers. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement, and are held by the Fund's Custodian Bank until repurchased. For an additional discussion of repurchase agreements and certain risks involved therein, see this SAI under "Certain Risk Factors and Investment Methods."

         The Directors of the Company and the Trustees of the Trust have promulgated guidelines with respect to repurchase agreements.

         Lending Portfolio Securities. The Fund may lend its securities to qualified brokers, dealers, banks, or other financial institutions. While voting rights may pass with the loaned securities, if a material event (e.g., proposed merger, sale of assets, or liquidation) is to occur affecting an investment on loan, the loan must be called and the securities voted. Loans of securities made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange and the requirements of the Investment Company Act of 1940 and the Rules of the Securities and Exchange Commission thereunder.

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are not "fundamental" restrictions and may be changed by the Directors of the Company or the Trustees of the Trust, where applicable, without shareholder approval. The Fund will not:

     1. Invest in companies for the purpose of exercising management or control;

     2. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940;

     3. Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) the Fund may make margin deposits in connection with futures contracts or other permissible investments;

         4.       Effect short sales of securities; or

         5. Purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors of the Company and the Trustees of the Trust, or the Investment Manager or the Sub-advisor, acting pursuant to authority delegated by the Directors and the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to that rule, and therefore that such securities are not subject to the foregoing limitation.

STRATEGIC BALANCED FUND:

     Investment Objective: The investment objective of the Strategic Balanced Fund is to seek capital growth and current income.

Investment Policies:

         In general, within the restrictions outlined herein, the Sub-advisor has broad powers with respect to investing funds or holding them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It will be the policy of the Sub-advisor to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held subject to the investment restrictions described below. However, the Sub-advisor may invest the assets of the Fund in varying amounts in other instruments and in senior securities, such as bonds, debentures, preferred stocks and convertible issues, when such a course is deemed appropriate in order to attempt to attain its financial objectives. Senior securities that, in the opinion of the Sub-advisor, are high-grade issues may also be purchased for defensive purposes.

         The above statement of investment policy gives the Sub-advisor authority to invest in securities other than common stocks and traditional debt and convertible issues. The Sub-advisor may invest in master limited partnerships (other than real estate partnerships) and royalty trusts which are traded on domestic stock exchanges when such investments are deemed appropriate for the attainment of the Fund's investment objectives.

         The Sub-advisor will invest approximately 60% of the Fund in common stocks and the balance in fixed income securities. Common stock investments are described above. The fixed income assets will be invested primarily in investment grade securities. The Fund may invest in securities of the United States government and its agencies and instrumentalities, corporate, sovereign government, municipal, mortgage-backed, and other asset-backed securities. It can be expected that the Sub-advisor will invest from time to time in bonds and preferred stock convertible into common stock.

         Forward Currency Exchange Contracts. The Fund conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency exchange contracts to purchase or sell foreign currencies.

         The Fund expects to use forward contracts under two circumstances: (1) when the Sub-advisor wishes to "lock in" the U.S. dollar price of a security when the Fund is purchasing or selling a security denominated in a foreign currency, the Fund would be able to enter into a forward contract to do so; (2) when the Sub-advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the Fund's securities either denominated in, or whose value is tied to, such foreign currency.

         As to the first circumstance, when the Fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the Fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar at the subject foreign currency.

         Under the second circumstance, when the Sub-advisor believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, the Fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The Fund will place cash or high-grade liquid securities in a separate account with its custodian in an amount sufficient to cover its obligation under the contract. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the Fund's commitments with respect to such contracts.

         The precise matching of forward contracts in the amounts and values of securities involved would not generally be possible since the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The Sub-advisor does not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the Sub-advisor believes that it is important to have flexibility to enter into such forward contracts when it determines that the Fund 's best interests may be served.

         Generally, the Fund will not enter into a forward contract with a term of greater than one year. At the maturity of the forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.

         It is impossible to forecast with absolute precision the market value of the Fund's securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the Fund is obligated to deliver. For an additional discussion of forward currency exchange contracts and certain risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures Contracts. As described in the Company's Prospectus, the Fund may enter into futures contracts. Unlike when the Fund purchases securities, no purchase price for the underlying securities is paid by the Fund at the time it purchases a futures contract. When a futures contract is entered into, both the buyer and seller of the contract are required to deposit with a futures commission merchant ("FCM") cash or high-grade debt securities in an amount equal to a percentage of the contract's value, as set by the exchange on which the contract is traded. This amount is known as "initial margin" and is held by the Fund's custodian for the benefit of the FCM in the event of any default by the Fund in the payment of any future obligations.

         The value of a futures contract is adjusted daily to reflect the fluctuation of the value of the underlying securities. This is a process known as marking the contract to market. If the value of a party's position declines, that party is required to make additional "variation margin" payments to the FCM to settle the change in value. The party that has a gain is generally entitled to receive all or a portion of this amount.

         The Fund maintains from time to time a percentage of its assets in cash or high-grade liquid securities to provide for redemptions or to hold for future investment in securities consistent with the Fund's investment objectives. The Fund may enter into index futures contracts as an efficient means to expose the Fund's cash position to the domestic equity market. The Sub-advisor believes that the purchase of futures contracts is an efficient means to effectively be fully invested in equity securities.

         The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. To do so, the aggregate intitial margin required to establish such positions may not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any contracts it has entered into.

         The principal risks generally associated with the use of futures include: (i) the possible absence of a liquid secondary market for any particular instrument may make it difficult or impossible to close out a position when desired (liquidity risk); (ii) the risk that the counter party to the contract may fail to perform its obligations or the risk of bankruptcy of the FCM holding margin deposits (counter-party risk); (iii) the risk that the securities to which the futures contract relates may go down in value (market risk); and (iv) adverse price movements in the underlying securities can result in losses substantially greater than the value of the Fund's investment in that instrument because only a fraction of a contract's value is required to be deposited as initial margin (leverage risk); provided, however, that the Fund may not purchase leveraged futures, so there is no leverage risk involved in the Fund's use of futures.

         A liquid secondary market is necessary to close out a contract. The Fund may seek to manage liquidity risk by investing in exchange-traded futures. Exchange-traded futures pose less risk that there will not be a liquid secondary market than privately negotiated instruments. Through their clearing corporations, the futures exchanges guarantee the performance of the contracts.

         Futures contracts are generally settled within a day from the date they are closed out, as compared to three days for most types of equity securities. As a result, futures contracts can provide more liquidity than an investment in the actual underlying securities. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Liquidity may also be influenced by an exchange-imposed daily price fluctuation limit, which halts trading if a contract's price moves up or down more than the established limit on any given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until liquidity in the market is re-established. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired until liquidity in the market is re-established.

         The Fund manages counter-party risk by investing in exchange-traded index futures. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to the return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Sub-advisor will attempt to minimize the risk by monitoring the creditworthiness of the FCMs with which the Fund does business.

         Short Sales. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

         The Fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the Fund's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales, but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

         Portfolio Turnover. The Sub-advisor will purchase and sell securities without regard to the length of time the security has been held and, accordingly, it can be expected that the rate of portfolio turnover may be substantial.

         The Sub-advisor intends to purchase a given security whenever the Sub-advisor believes it will contribute to the stated objective of the Fund, even if the same security has only recently been sold. The Fund will sell a given security, no matter for how long or for how short a period it has been held, and no matter whether the sale is at a gain or at a loss, if the Sub-advisor believes that it is not fulfilling its purpose, either because, among other things, it did not live up to the Sub-advisor's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

         When a general decline in security prices is anticipated, the equity portion of the Fund may decrease or eliminate entirely its equity position and increase its cash position, and when a rise in price levels is anticipated, it may increase its equity position and decrease its cash position. However, it should be expected that the Fund will, under most circumstances, be essentially fully invested in equity securities.

         Since investment decisions are based on the anticipated contribution of the security in question to the Fund's objectives, the rate of portfolio turnover is irrelevant when the Sub-advisor believes a change is in order to achieve those objectives, and the Fund's annual portfolio turnover rate cannot be anticipated and may be comparatively high. Since the Sub-advisor does not take portfolio turnover rate into account in making investment decisions, (1) the Sub-advisor has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as a representation of the rates which will be attained in the future.

         Interest Rate Futures Contracts and Related Options. The Fund may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indexes on types or groups of bonds) and write and buy put and call options relating to interest rate futures contracts.

         The Fund will not purchase or sell futures contracts and options thereon for speculative purposes but rather only for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that the Sub-advisor anticipates it may wish to include in the Fund. The Fund may sell a future or write a call or purchase a put on a future if the Sub-advisor anticipates that a general market or market sector decline may adversely affect the market value of any or all of the Fund's holdings. The Fund may buy a future or purchase a call or sell a put on a future if the Sub-advisor anticipates a significant market advance in the type of securities it intends to purchase for the Fund at a time when the Fund is not invested in debt securities to the extent permitted by its investment policies. The Fund may purchase a future or a call option thereon as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As securities are purchased, corresponding futures positions would be terminated by offsetting sales.

         The "sale" of a debt future means the acquisition by the Fund of an obligation to deliver the related debt securities (i.e., those called for by the contract) at a specified price on a specified date. The "purchase" of a debt future means the acquisition by the Fund of an obligation to acquire the related debt securities at a specified time on a specified date. The "sale" of a bond index future means the acquisition by the Fund of an obligation to deliver an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the future and the price at which the future is originally struck. No physical delivery of the bonds making up the index is expected to be made. The "purchase" of a bond index future means the acquisition by the Fund of an obligation to take delivery of such an amount of cash.

         Unlike when the Fund purchases or sells a bond, no price is paid or received by the Fund upon the purchase or sale of the future. Initially, the Fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. Cash held in the margin account is not income producing. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as mark to the market. Changes in variation margin are recorded by the Fund as unrealized gains or losses. At any time prior to expiration of the future, the Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

         When the Fund writes an option on a futures contract it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the Fund has written a call, it becomes obligated to assume a "long" position in a futures contract, which means that it is required to take delivery of the underlying securities. If it has written a put, it is obligated to assume a "short" position in a futures contract, which means that it is required to deliver the underlying securities. When the Fund purchases an option on a futures contract it acquires a right in return for the premium it pays to assume a position in a futures contract.

         If the Fund writes an option on a futures contract it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a future are included in the initial margin deposit. For options sold, the Fund will segregate cash or high-quality debt securities equal to the value of securities underlying the option unless the option is otherwise covered. The Fund will deposit in a segregated account with its custodian bank cash or other liquid assets, in an amount equal to the fluctuating market value of long futures contracts it has purchased less any margin deposited on its long position. It may hold cash or acquire such other assets for the purpose of making these deposits.

         Changes in variation margin are recorded by the Fund as unrealized gains or losses. Initial margin payments will be deposited in the Fund's custodian bank in an account registered in the broker's name; access to the assets in that account may be made by the broker only under specified conditions. At any time prior to expiration of a futures contract or an option thereon, the Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the futures contract or option. A final determination of variation margin is made at that time; additional cash is required to be paid by or released to it and it realizes a loss or gain.

         Although futures contracts by their terms call for the actual delivery or acquisition of the underlying securities or cash, in most cases the contractual obligation is so fulfilled without having to make or take delivery. The Sub-advisor does not intend to make or take delivery of the underlying obligation. All transactions in futures contracts and options thereon are made, offset or fulfilled through a clearinghouse associated with the exchange on which the instruments are traded. Although the Sub-advisor intends to buy and sell futures contracts only on exchanges where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular future at any particular time. In such event, it may not be possible to close a futures contract position.
Similar market liquidity risks occur with respect to options.

         The use of futures contracts and options thereon to attempt to protect against the market risk of a decline in the value of portfolio securities is referred to as having a "short futures position." The use of futures contracts and options thereon to attempt to protect against the market risk that the Fund might not be fully invested at a time when the value of the securities in which it invests is increasing is referred to as having a "long futures position." The Fund must operate within certain restrictions as to long and short positions in futures contracts and options thereon under a rule (CFTC Rule) adopted by the CFTC under the Commodity Exchange Act (CEA) to be eligible for the exclusion provided by the CFTC Rule from registration by the Fund with the CFTC as a "commodity pool operator" (as defined under the CEA), and must represent to the CFTC that it will operate within such restrictions. Under these restrictions the Fund will not, as to any positions, whether long, short or a combination thereof, enter into futures contracts and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of the Fund's assets after taking into account unrealized profits and losses on options the Fund has entered into; in the case of an option that is "in-the-money" (as defined under the CEA), the in-the-money amount may be excluded in computing such 5%. (In general, a call option on a futures contract is in-the-money if the value of the future exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is in-the-money if the value of the futures contract that is the subject of the put is exceeded by the strike price of the put.) Under the restrictions, the Fund also must, as to short positions, use futures contracts and options thereon solely for bona fide hedging purposes within the meaning and intent of the applicable provisions under the CEA. As to its long positions that are used as part of the Fund's strategy and are incidental to the Fund's activities in the underlying cash market, the "underlying commodity value" (see below) of the Fund's futures contract and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other U.S. dollar-denominated, high-quality, short-term money market instruments so set aside, plus any funds deposited as margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant.

         There are described above the segregated accounts that the Fund must maintain with its custodian bank as to its options and futures contracts activities due to Securities and Exchange Commission requirements. The Fund will, as to its long positions, be required to abide by the more restrictive of these SEC and CFTC requirements. The underlying commodity value of a futures contract is computed by multiplying the size (dollar amount) of the futures contract by the daily settlement price of the futures contract. For an option on a futures contract, that value is the underlying commodity value of the future underlying the option.

         Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which the Fund invests without the large cash investments required for dealing in such markets, they may subject the Fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (i) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures or options positions; (iii) the need for additional portfolio management skills and techniques; (iv) losses due to unanticipated market price movements; and (v) the bankruptcy or failure of a futures commission merchant holding margin deposits made by the Fund and the Fund's inability to obtain repayment of all or part of such deposits. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the security being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged. The Sub-advisor will attempt to create a closely correlated hedge, but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest trends by the Sub-advisor may still not result in a successful transaction. The Sub-advisor may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

         The risk of imperfect correlation between movements in the price of a bond index future and movements in the price of the securities that are the subject of the hedge increases as the composition of the Fund diverges from the securities included in the applicable index. The price of the bond index future may move more than or less than the price of the securities being hedged. If the price of the bond index future moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the security, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the bond index futures, the Fund may buy or sell bond index futures in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities being hedged is less than the historical volatility of the bond index. It is also possible that, where the Fund has sold futures contracts to hedge its securities against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, while this could occur for a brief period or to a very small degree, over time the value of a portfolio of debt securities will tend to move in the same direction as the market indexes upon which the futures contracts are based.

         Where bond index futures are purchased to hedge against a possible increase in the price of bonds before the Fund is able to invest in securities in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         The risks of investment in options on bond indexes may be greater than options on securities. Because exercises of bond index options are settled in cash, when the Fund writes a call on a bond index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of its writing position by holding a portfolio of bonds similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as the underlying index and, as a result, bears a risk that the value of the securities held will vary from the value of the index. Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not learn that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security because there, the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value of the exercise date; and by the time it learns that it has been assigned, the index may have declined with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

         If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund must pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

     Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are not "fundamental" restrictions and may be changed by the Directors of the Company without shareholder approval. The Fund will not:

         1.       Invest more than 15% of its assets in illiquid investments; or

         2. Buy securities on margin or sell short (unless it owns, or by virtue of its ownership of, other securities has the right to obtain securities equivalent in kind and amount to the securities sold); however, the Fund may make margin deposits in connection with the use of any financial instrument or any transaction in securities permitted under its investment policies;

         3.       Invest for control or for management; or

     4. Invest in the securities of other investment companies except in compliance with the Investment Company Act of 1940. Duplicate fees may result from such purchases.

HIGH YIELD BOND FUND:

     Investment Objective: The investment objective of the High Yield Bond Fund is to seek high current income.

Investment Policies:

         Corporate Debt Securities. The Fund invests primarily in corporate debt securities. The corporate debt obligations in which the Fund intends to invest are expected to be lower-rated. For a discussion of the special risks associated with lower-rated securities, see the Company's Prospectus and this SAI under "Certain Risk Factors and Investment Methods." Corporate debt obligations in which the Fund invests may bear fixed, floating, floating and contingent, or increasing rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

     U.S. Government Obligations. The types of U.S. government obligations in which the Fund may invest include, but are not limited to, direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities may be backed by: the full faith and credit of the U.S. Treasury; the issuer's right to borrow from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations. For an additional discussion of the types of U.S. government obligations in which the Fund may invest, see the Company's Prospectus under "Investment Objectives and Policies."

         Restricted Securities. The Fund expects that any restricted securities would be acquired either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities are generally subject to legal or contractual delays on resale. Restricted securities and securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable. For a discussion of illiquid and restricted securities and certain risks involved therein, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         The Directors of the Company have promulgated guidelines with respect to illiquid securities.

         When-Issued and Delayed Delivery Transactions. The Fund may purchase fixed-income securities on a when-issued or delayed delivery basis. The Fund may engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for investment leverage. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. These transactions are made to secure what is considered to be an advantageous price and yield for the Fund.

         No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated at the trade date. These securities are marked to market daily and will maintain until the transaction is settled. For an additional discussion of when-issued securities and certain risks involved therein, see this SAI under "Certain Risk Factors and Investment Methods."

         Repurchase Agreements. The Fund will require its custodian to take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Sub-advisor to be creditworthy, pursuant to guidelines established by the Directors of the Company. For an additional discussion of repurchase agreements and certain risks involved therein, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Lending Portfolio Securities. In order to generate additional income, the Fund may lend its securities to brokers/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Sub-advisor has determined are creditworthy under guidelines established by the Directors of the Company. The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or cash equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to ensure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements. For a discussion of reverse repurchase agreements and certain risks involved therein, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

     Portfolio Turnover. The Fund may experience greater portfolio turnover than would be expected with a portfolio of higher-rated securities. For an additional discussion of portfolio turnover, see this SAI and the Company's Prospectus under "Portfolio Transactions."

         Adverse Legislation. In 1989, legislation was enacted that required federally insured savings and loan associations to divest their holdings of lower-rated bonds by 1994. This legislation also created the Resolution Trust Corporation (the "RTC"), which disposed of a substantial portion of lower-rated bonds held by failed savings and loan associations. The reduction of the number of institutions empowered to purchase and hold lower-rated bonds, and the divestiture of bonds by these institutions and the RTC, have had an adverse impact on the overall liquidity of the market for such bonds. Federal and state legislatures and regulators have and may continue to propose new laws and regulations designed to limit the number or type of institutions that may purchase lower-rated bonds, reduce the tax benefits to issuers of such bonds, or otherwise adversely impact the liquidity of such bonds. The Fund cannot predict the likelihood that any of these proposals will be adopted, or their potential impact on the liquidity of lower-rated bonds.

     Foreign Securities. For a discussion of certain risks involved with investing in foreign securities, including currency risks, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

     Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are not "fundamental" restriction and may be changed by the Directors of the Company without shareholder approval. The Fund will not:

         1. Invest more than 15% of the value of its net assets in securities that are not readily marketable, including repurchase agreements providing for settlement in more than seven days after notice. The Directors of the Company, or the Investment Manager or the Sub-advisor acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for certain securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, and therefore that such securities are not subject to the foregoing limitation;

     2. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940;

     3. Purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions;

     4. Invest more than 10% of the value of its total assets in foreign securities which are not publicly traded in the United States;

         5. Make short sales of securities or maintain short positions, unless: during the time the short position is open, it owns an equal amount of the securities sold or securities readily and freely convertible into or exchangeable, without payment of additional consideration, for securities of the same issue as, and equal in amount to, the securities sold short; and not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time; or

         6. Purchase securities of a company for the purpose of exercising control or management. However, the Fund may invest in up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Fund. From time to time, the Fund, together with other investment companies advised by subsidiaries or affiliates of the Sub-advisor, may together buy and hold substantial amounts of a company's voting stock. All such stock may be voted together. In some such cases, the Fund and the other investment companies might collectively be considered to be in control of the company in which they have invested. In some cases, directors, agents, employees, officers, or others affiliated with or acting for the Fund, the Sub-advisor, or affiliated companies might possibly become directors of companies in which the Fund holds stock.

TOTAL RETURN BOND FUND:

Investment Objective: The investment objective of the Total Return Bond Fund is to maximize total return, consistent with preservation of capital. The Sub-advisor will seek to employ prudent investment management techniques, especially in light of the broad range of investment instruments in which the Fund may invest.

Investment Policies:

         Borrowing. The Fund may borrow for non-leveraging, temporary or emergency purposes in an amount not exceeding 33 1/3% of the value of its total assets. The Fund also may borrow for investment purposes. Such a practice will result in leveraging of the Fund's assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be unsecured. The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

         The Fund also may enter into "mortgage dollar rolls," which are similar to reverse repurchase agreements in certain respects. In a "dollar roll" transaction the Fund sells a mortgage-related security (such as a GNMA security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical, " the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar maturity: (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

         Dollar roll transactions involve the risk that the market value of the securities sold may decline below the repurchase price of those securities. The securities that are repurchased will be collateralized with different pools of mortgages with different prepayment histories, and as a result, the borrower is subject to a greater degree of prepayment related uncertainty.

         The Fund's obligations under a dollar roll agreement must be covered by cash or other liquid assets equal in value to the securities subject to repurchase by the Fund, maintained in a segregated account. To the extent that the Fund collateralized its obligations under a dollar roll agreement, the asset coverage requirements of the Investment Company Act of 1940 will not apply to such transactions. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to the Fund's overall limitations on investments in illiquid securities.

         Corporate Debt Securities. The Fund's investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Sub-advisor's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

         Among the corporate bonds in which the Fund may invest are convertible securities. A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

         A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security and convert it to underlying common stock, or will sell the convertible security to a third party. The Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert.

         Investments in securities rated below investment grade that are eligible for purchase by the Fund (i.e., rated B or better by Moody's or S&P) are described as "speculative" by both Moody's and S&P. Investment in lower-rated corporate debt securities ("high yield securities") generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

         High yield, high risk securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The price of high yield securities have been found to be less sensitive to interest-rate adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

         The secondary market on which high yield, high risk securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Sub-advisor seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions. For an additional discussion of certain risks involved in lower-rated debt securities, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Objectives."

         Participation on Creditors Committees. The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund will participate on such committees only when the Sub-advisor believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

         Mortgage-Related Securities. The Fund may invest in mortgage-backed securities. Mortgage-related securities are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities"). The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owned on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-though securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

         FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PC's") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-though pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Company's and the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-advisor determines that the securities meet the Company's and the Trust's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the Sub-advisor's opinion are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

         Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund's industry concentration restrictions, set forth in this SAI under "Fundamental Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default that other comparable securities in the event of adverse economic, political or business developments that may affect such region and ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

                  Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

                  CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return or principal because of the sequential payments.

                  In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of the CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

                  FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

                  If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

                  Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

                  For an additional discussion of mortgage-backed securities and certain risks involved therein, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

                  Other  Mortgage-Related   Securities.  Other  mortgage-related
securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

                  CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

                  The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities -- Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

                  CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

                  Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

                  SMBS are  usually  structured  with two classes  that  receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, which the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

                  Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

         Other Asset-Backed Securities. Similarly, the Sub-advisor expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities may be offered to investors, including Certificates for Automobile Receivables. For a discussion of automobile receivables, see this SAI under "Certain Risk Factors and Investment Methods." Consistent with the Fund's investment objectives and policies, the Sub-advisor also may invest in other types of asset-backed securities.

         Foreign  Securities.  The Fund may  invest in U.S.  dollar-  or foreign currency-denominated corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will limit its foreign investments to securities of issuers based in developed countries (which include newly industrialized countries such as Mexico, Taiwan and South Korea). Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. For a discussion of certain risks involved in foreign investments, see the Company's Prospectus and this SAI under "Certain Risk Factors and Investment Methods."

         The Fund also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see ""Derivative Instruments"), and enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities.

         A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the tine of the contract. These contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or, to increase exposure to a particular foreign currency. Open positions in forward contracts are covered by the segregation with the Fund's custodian of cash or liquid assets and are marked to market daily. Although such contracts are intended to minimize the risk of loss due to a decline on the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

         Brady Bonds. The Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including in Argentina, Bolivia, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, the Philippines, Poland, Uruguay, and Venezuela. In addition, Brazil has concluded a Brady-like plan. It is expected that other countries will undertake a Brady Plan in the future, including Panama and Peru.

         Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

         Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero-coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

         Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

         Bank Obligations. Bank obligations in which the Funds invest include certificates of deposit, bankers' acceptances, and fixed time deposits.
Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

         The Fund will limit its investments in United States bank obligations to obligations of United States bank (including foreign branches) which have more than $1 billion in total assets at the time of investment and are member of the Federal Reserve System, are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess $1 billion.

         The Fund will limit its investments in foreign bank obligations to United States dollar- or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the Sub-advisor, are of an investment quality comparable to obligations of United States banks in which the Fund may invest. Subject to the Fund's limitation on concentration of no more than 25% of its assets in the securities of issuers in particular industry, there is no limitation on the amount of the Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

         Derivative Instruments. In pursuing its individual objective, the Fund may, as described in the Company's Prospectus, purchase and sell (write) both put options and call options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts ("future options") for hedging purposes. The Fund also may enter into swap agreements with respect to foreign currencies, interest rates and indexes of securities. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that the Directors of the Company or the Trustees of the Trust, where applicable, determine that their use is consistent with the Fund's investment objective, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Trust (i.e., that written call or put options will be "covered" or "secured" and that futures and futures options will be used only for hedging purposes).

         Options on Securities and Indexes. The Fund may purchase and sell both put and call options on debt or other securities or indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

         The Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. A put option on a security or an index is "covered" if the Fund maintains cash or cash equivalents equal to the exercise price in a segregated account with its custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

         If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

         The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for a option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices. For a discussion of certain risks involved in options, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency Options. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

         Futures Contracts and Options on Futures Contracts. The Fund may use interest rate, foreign currency or index futures contracts, as specified for the Fund in the Company's Prospectus. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

         The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

         To comply with applicable rules of the Commodity Futures Trading Commission under which the Company and the Fund avoid being deemed a "commodity pool" or a "commodity pool operator," the Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect or expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

         When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

         The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

         Limitations on Use of Futures and Futures Options. In general, the Funds intend to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, the Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

         When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash or other liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

         When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash or other liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

         When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to market on a daily basis) cash or other liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

         Swap Agreements. The Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. For a discussion of swap agreements, see the Company's Prospectus under "Investment Objectives and Policies." The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or other liquid assets to avoid any potential leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owned or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Whether the Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Sub-advisor's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterpart. The
Sub-advisor will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission. To qualify for this exemption, a swap agreement must be entered into by "eligible participants." To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

         This exemption is not exclusive, and partnerships may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individual tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

         Foreign Currency Exchange-Related Securities. The Fund may invest in foreign currency warrants, principal exchange rate linked securities and performance indexed paper. For a description of these instruments, see this SAI under "Certain Risk Factor and Investment Methods."

         Warrants to Purchase Securities. The Fund may invest in or acquire warrants to purchase equity or fixed-income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed-income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are not "fundamental" restrictions and may be changed by the Directors of the Company or the Trustees of the Trust, where applicable, without shareholder approval. The Fund will not:

         1. Invest more than 15% of the assets of the Fund (taken at market value at the time of the investment) in "illiquid securities;" illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has purchased, securities being used to cover options the Fund has written, securities for which market quotations are not readily available, or other securities which legally or in the Sub-advisor's option may be deemed illiquid;

     2. Purchase securities for the Fund from, or sell portfolio securities to, any of the officers and directors or trustees of the Company, the Trust, the Investment Manager or the Sub-advisor;

     3. Invest more than 5% of the assets of the Fund (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities;

     4. Invest in companies for the purpose of exercising management or control;

     5. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940;

     6. Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) the Fund may make margin deposits in connection with futures contracts or other permissible investments;

         7.       Purchase or sell oil, gas or other mineral programs;

         8. Maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except as set forth in the Company's Prospectus and this SAI for transactions in options, futures, and options on futures transactions arising under swap agreements or other derivative instruments; or

         9. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permissible borrowings or investments; and then such pledging, mortgaging or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or investment. The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposits for future contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Portfolio's assets.

MONEY MARKET FUND:

     Investment Objective: The investment objective of the Money Market Fund is to seek high current income and maintain high levels of liquidity.

Investment Policies:

     Bank Obligations. The Fund will not invest in bank obligations for which any affiliate of the Sub-advisor is the ultimate obligor or accepting bank.

         Asset-Backed Securities. The asset-backed securities in which the Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested. For a discussion of asset-backed securities and the risks involved therein see the Company's Prospectus and this SAI under "Certain Risk Factors and Investment Methods."

         Synthetic Instruments. As may be permitted by current laws and regulations and if expressly permitted by the Directors of the Company and the Trustees of the Trust, the Fund may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The certificates are generally sold in private placements in reliance on Rule 144A of the Securities Act of 1933.

         Repurchase Agreements. Subject to guidelines promulgated by the Directors of the Company and the Trustees of the Trust, the Fund may enter into repurchase agreements. The repurchase agreements into which the Fund may enter will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. For a discussion of repurchase agreements and the certain risks involved therein, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Reverse Repurchase Agreements. The Fund invests the proceeds of borrowings under reverse repurchase agreements. The Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, such reverse repurchase agreement may have a negative impact on the Fund's ability to maintain a net asset value of $1.00 per share.

         Foreign Securities. The Fund may invest in U.S. dollar-denominated foreign securities. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Generally, ADRs and EDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or European, in the case of EDRs, securities markets. For a discussion of depositary receipts and the risks involved in investing in foreign securities, see the Company's Prospectus under "Certain Risk Factors and Investment Methods."

         Lending Portfolio Securities. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In making a loan, the Fund will consider all facts and circumstances surrounding the making of the loan, including the creditworthiness of the borrowing financial institution. The Fund will not make any loans in excess of one year. The Fund will not lend its securities to any officer, employee, Director or Trustee of the Company, the Trust, the Investment Manager, any Sub-advisor of the Company or the Trust, or the Administrator unless otherwise permitted by applicable law.

         Investment Policies Which May Be Changed Without Shareholder Approval. The following limitations are not "fundamental" restrictions and may be changed by the Directors of the Company or the Trustees of the Trust, where applicable, without shareholder approval. The Fund will not:

     1. Invest in companies for the purpose of exercising management or control;

     2. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940;

         3. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

         4. Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid;

         5. Mortgage, pledge or hypothecate any assets, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or investment;

     6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Company's Prospectus and this SAI; or

     7. Purchase or sell interests in oil, gas or other mineral exploration or development programs.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

     Investment Restrictions. Each Fund and Portfolio has adopted the following fundamental investment restrictions which may not be changed without shareholder approval.

     1. Senior Securities. No Fund or Portfolio may issue senior securities, except as permitted under the Investment Company Act of 1940 (the "1940 Act").

         2. Borrowing. No Fund or Portfolio may borrow money, except that a Fund or Portfolio may (i) borrow money for non-leveraging, temporary or emergency purposes, and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Fund or Portfolio's investment objective and policies; provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund or Portfolio's assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Subject to the above limitations, the Funds and Portfolios may borrow from banks or other persons to the extent permitted by applicable law.

         3. Underwriting. No Fund or Portfolio may underwrite securities issued by other persons, except to the extent that the Fund or Portfolio may be deemed to be an underwriter (within the meaning of the Securities Act of 1933) in connection with the purchase and sale of portfolio securities.

         4. Real Estate. No Fund or Portfolio may purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit a Fund or Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

         5. Commodities. No Fund or Portfolio may purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit a Fund or Portfolio from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with the Fund's or Portfolio's investment policies, or (ii) investing in securities of any kind.

         6. Lending. No Fund or Portfolio may make loans, except that a Fund or Portfolio may (i) lend portfolio securities in accordance with the Fund or Portfolio's investment policies in amounts up to 33 1/3% of the total assets of the Fund or Portfolio taken at market value, (ii) purchase money market securities and enter into repurchase agreements, and (iii) acquire publicly distributed or privately placed debt securities and purchase debt.

         7. Industry Concentration. No Fund or Portfolio may purchase any security if, as a result, more than 25% of the value of the Fund or Portfolio's assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (or repurchase agreements with respect thereto).

         8. Diversification. No Fund or Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Fund's or Portfolio's total assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Fund or Portfolio.

         Notes to Investment Restrictions. The following notes should be read in conjunction with the above fundamental investment restrictions. These notes are not fundamental policies and may be changed without shareholder approval.

         o Applicable to All Funds and Portfolios: If a restriction on a Fund's or Portfolio's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund or Portfolio assets invested in certain securities or other instruments, or change in average duration of the Fund's or Portfolio's investment portfolio, resulting from changes in the value of the Fund's or Portfolio's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

         o Applicable to All Funds and Portfolios: With respect to investment restrictions (2) and (6), a Fund or Portfolio will not borrow or lend to any other fund unless it applies for and receives an exemptive order from the Securities and Exchange Commission (the "Commission"), if so required, or the Commission issues rules permitting such transactions. There is no assurance the Commission would grant any order requested by the Fund or Portfolio or promulgate any rules allowing the transactions.

         o Applicable Only to the International Small Capitalization Fund and the Small Capitalization Fund: With respect to investment restriction (7), the Funds use industry classifications based, where applicable, on Bridge
Information  Systems,  Reuters,  the S&P Stock  Guide  published  by  Standard &
Poor's, information obtained from Bloomberg L.P. and Moody's International, and/or the prospectus of the issuing company. Selection of an appropriate industry classification resource will be made by the Sub-advisor in the exercise of its reasonable discretion.

         o Applicable Only to the International Equity Fund and Portfolio and the Small Company Value Fund: With respect to investment restrictions (2) and
(6), the Fund and Portfolio have no current intention of borrowing or lending to any other fund. For purposes of investment restriction (6), the Fund and Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

                   CERTAIN RISK FACTORS AND INVESTMENT METHODS

         Some of the investment instruments, techniques and methods which may be used by one or more of the Funds and the risks attendant thereto are described below. Other risk factors and investment methods may be described in the Company's Prospectus under "Investment Programs of the Funds" and "Certain Risk Factors and Investment Methods," and in this SAI under "Investment Objectives and Policies." The risk factors and investment methods described below only apply to those Funds or Portfolios that may invest in such securities or use such investment methods. The below references to the investment methods used by the Funds apply equally to the Feeder Funds' corresponding Portfolios.

         Debt Obligations. Yields on short, intermediate, and long-term securities are dependent on a variety of factors, including, the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in prevailing interest rates will generally reduce the value of debt investments, and a decline in interest rates will generally increase the value of debt investments. The ability of a Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which a Fund invests to meet their obligations for the payment of interest and principal when due.

         Special Risks Associated with Low-Rated and Comparable Unrated Securities. Low-rated and comparable unrated securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with such investments are discussed below. See the Appendix of this Statement for a discussion of securities ratings.

                  Effect of Interest Rates and Economic Changes. The low-rated and comparable unrated securities market is relatively new, and its growth paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such a prolonged economic downturn could severely disrupt the market for and adversely affect the value of such securities.

                  All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Low-rated and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated and comparable unrated securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated and comparable unrated security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased fluctuation in the market prices of low-rated and comparable unrated securities and thus in a Fund's net asset value.

                  As previously stated, the value of such a security will decrease in a rising interest rate market and accordingly, so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of some high-yield securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce a Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for a Fund.

                  Payment Expectations. Low-rated and comparable unrated securities typically contain redemption, call, or prepayment provisions which permit the issuer of securities containing such provisions to, at their discretion, redeem the securities. During periods of falling interest rates, issuers of high-yield securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower-yielding security, which would result in a lower return for a Fund.

                  Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

                  Credit Ratings. Credit ratings issued by credit-rating agencies attempt to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of low-rated and comparable unrated securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit-rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings may be used only as a preliminary indicator of investment quality. Investments in low-rated and comparable unrated securities will be more dependent on the applicable Sub-advisor's credit analysis than would be the case with investments in investment-grade debt securities. Such Sub-advisor may employ its own credit research and analysis, which could include a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history, and the current trend of earnings. The Sub-advisor continually monitors the investments in a Fund and evaluates whether to dispose of or to retain low-rated and comparable unrated securities whose credit ratings or credit quality may have changed.

                  Liquidity and Valuation. A Fund may have difficulty disposing of certain low-rated and comparable unrated securities because there may be a thin trading market for such securities. There is no established retail secondary market for many of these securities. A Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and a Fund's ability to dispose of particular securities, when necessary to meet a Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a portfolio. Market quotations are generally available on many low-rated and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated and comparable unrated securities, especially in a thinly-traded market.

         Put and Call Options:

                  Writing (Selling) Call Options. A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price), at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

                  When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security or currency.

                  Writing (Selling) Put Options. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

                  Premium Received from Writing Call or Put Options. A Fund will receive a premium from writing a put or call option, which increases such Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

                  Closing Transactions. A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. A Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by such Fund.

                  Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When a Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

                  Purchasing Call Options. Call options may be purchased by a Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables a Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to a Fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

                  Purchasing Put Options. A Fund may purchase a put option on an underlying security or currency owned by the Fund (a "protective put") as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where a Sub-advisor deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

                  If a Fund purchases put options at a time when the Fund does not own the underlying security or currency, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, a Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs.

                  Dealer Options. Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While a Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, since a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

                  The Staff of the Commission has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. A Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. To this extent, a Fund will treat dealer options as subject to a Fund's limitation on unmarketable or illiquid securities. If the Commission changes its position on the liquidity of dealer options, a Fund will change its treatment of such instrument accordingly.

         Certain Risk Factors in Writing Call Options and in Purchasing Call and Put Options. During the option period, a Fund, as writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. The risk of purchasing a call or put option is that a Fund may lose the premium it paid plus transaction costs. If a Fund does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

         An exchange-traded option position may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that a Fund can close out its position by effecting a closing transaction. If a Fund is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a Fund may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market include the following: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders. In addition, the hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

         Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions.

         Options on Stock Indices. Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         Risk Factors of Options on Indices. Because the value of an index option depends upon the movements in the level of the index rather than upon movements in the price of a particular security, whether a Fund will realize a gain or a loss on the purchase or sale of an option on an index depends upon the movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of the individual security. Accordingly, successful use of positions will depend upon a Sub-advisor's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

         Index prices may be distorted if trading of securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities in the index. If this occurred, a Fund would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses.

         Price movements in portfolio securities will not correlate perfectly with movements in the level of the index and therefore, a Fund bears the risk that the price of the securities may not increase as much as the level of the index. In this event, the Fund would bear a loss on the call which would not be completely offset by movements in the prices of the securities. It is also possible that the index may rise when the value of a Fund's securities does not. If this occurred, a Fund would experience a loss on the call which would not be offset by an increase in the value of its securities and might also experience a loss in the market value of its securities.

         Unless a Fund has other liquid assets which are sufficient to satisfy the exercise of a call on the index, the Fund will be required to liquidate securities in order to satisfy the exercise. When a Fund has written a call on an index, there is also the risk that the market may decline between the time the Fund has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell securities. As with options on securities, the Sub-advisor will not learn that a call has been exercised until the day following the exercise date, but, unlike a call on securities where a Fund would be able to deliver the underlying security in settlement, a Fund may have to sell part of its securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

         If a Fund exercises a put option on an index which it has purchased before final determination of the closing index value for the day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money," the Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff time for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

         Trading in Futures. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) at a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

         Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund's open positions in futures contracts, a Fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." A margin deposit is intented to ensure a Fund's performance of the futures contract. The initial margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

         If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

         These subsequent payments, called "variation margin," to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Fund expects to earn interest income on its margin deposits. Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made. For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

         Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

         Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would immediately pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. Commissions on financial futures contracts and related options transactions may be higher than those which would apply to purchases and sales of securities directly.

         A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is generally $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes, and GNMA pass-through securities and $1,000,000 for the other designated futures contracts. A public market exists in futures contracts covering a number of indexes, including, but not limited to, the Standard & Poor's 500 Index, the Standard & Poor's 100 Index, the NASDAQ 100 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index.

         Regulatory Matters Relating to Futures Contracts and Related Options. The Staff of the Commission has taken the position that the purchase and sale of futures contracts and the writing of related options may give rise to "senior securities" for the purposes of the restrictions contained in Section 18 of the 1940 Act on investment companies' issuing senior securities. However, the Staff has taken the position that no senior security will be created if a Fund maintains in a segregated account an amount of cash or other liquid assets at least equal to the amount of the Fund's obligation under the futures contract or option. Each Fund will conduct its purchases and sales of any futures contracts and writing of related options transactions in accordance with this requirement.

     Certain Risks Relating to Futures Contracts and Related Options. There are special risks involved in futures transactions.

                  Volatility and Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

                  Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

                  Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, a Fund earmarks to the futures contract liquid assets equal in value to the current value of the underlying instrument less the margin deposit.

                  Liquidity. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. A Fund would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. A Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to a Fund, and such Fund would realize a loss or a gain.

                  Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although a Fund may intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, a Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

                  Hedging Risk. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Sub-advisor will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of a Fund's underlying instruments sought to be hedged.

                  Successful  use of  futures  contracts  by a Fund for  hedging purposes is also subject to a Sub-advisor's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, a Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Sub-advisor may believe that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). A Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

                  In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Sub-advisor might not result in a successful hedging transaction over a very short time period.

         Certain Risks of Options on Futures Contracts. A Fund may seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instruments, or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

         Foreign Futures and Options. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading
Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

         Foreign Currency Futures Contracts and Related Options. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         Depending on the applicable investment policies and restrictions applicable to a Fund, a Fund may generally enter into forward foreign currency exchange contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

         Second, when a Sub-advisor believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund's securities denominated in such foreign currency. Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the Fund's securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, a Fund may use liquid assets denominated in any currency to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If a Fund retains the portfolio security to which the foreign currency hedging transaction related and engages in an offsetting forward contract transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         As noted above, a currency futures contract sale creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a special price. A currency futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is fixed at the point of sale.

         Interest Rate Swaps and Interest Rate Caps and Floors. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

         Hybrid Instruments. Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. The risks of investing in hybrid instruments reflect a combination of the risks from investing in securities, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures and forward contracts in this Statement for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Fund and the seller of the hybrid instrument, the creditworthiness of the other party to the transaction would be a risk factor which a Fund would have to consider. Hybrid instruments also may not be subject to the regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

         Foreign Currency Exchange-Related Securities. Certain Funds may invest in foreign currency warrants, principal exchange rate linked securities and performance indexed paper.

                  Foreign Currency Warrants. Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

                  Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar. "Reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

                  Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the spot exchange rate two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

         Zero-Coupon Securities. Zero-coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero-coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero-coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero-coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero-coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRSTM") and Certificate of Accrual on Treasuries ("CATSTM"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as a Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities.

         The U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities that the Treasury sells itself.

         When-Issued Securities. The price of when-issued securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within 90 days of the purchase. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to such Fund. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund's other assets. While when-issued securities may be sold prior to the settlement date, a Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

         Mortgage-Backed Securities. Principal and interest payments made on the mortgages in an underlying mortgage pool are passed through to a Fund. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to a Fund. This principal is returned to a Fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

         Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

         Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. See "Types of Credit Support" below.

         Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support"), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

                  Methods of Allocating Cash Flows. While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. See "Types of Credit Support." Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with a class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

                  Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. A Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.

                  Types of Credit Support. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been "over collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. Additionally, if a letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

                  Automobile Receivable Securities. Asset-backed securities may be backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

                  Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal securities laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

                  Credit Card Receivable Securities. Asset-backed securities may be backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been Pass-Through Certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and reduce the yield of the Credit Card Receivable Security.

                  Credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

         Warrants. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Investments in warrants is pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

         Certain Risks of Foreign Investing:

                  Currency Fluctuations. Investment in securities denominated in foreign currencies involves certain risks. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's assets denominated in that currency. Such changes will also affect a Fund's income. Generally, when a given currency appreciates against the dollar (the dollar weakens) the value of a Fund's securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of a Fund's securities denominated in that currency would be expected to decline.

                  Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled in varying degrees. These restrictions may at times limit or preclude investment in certain of such countries and may increase the cost and expenses of a Fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which a Fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents.

                  Market Characteristics. Foreign securities may be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and a Fund's securities may be less liquid and more volatile than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign stock exchanges, which may be fixed, may generally be higher than negotiated commissions on U.S. exchanges, although a Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.

                  Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The internal politics of certain foreign countries are not as stable as in the United States.

                  Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

                  Information and Supervision. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

                  Taxes. The dividends and interest payable on certain of a Fund's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

                  Costs. Investors should understand that the expense ratio of a Fund investing primarily in foreign securities can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by a Fund are higher.

                  Other. With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

                  Eastern Europe. Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in the countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally-planned economies and state owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country's national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of a Fund's assets invested in such countries and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors which could cause significant risks and uncertainties to investment in Eastern Europe and Russia.

                  Latin America. The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization and removal of trade barriers and result in significant disruption in securities markets. Persistent levels of inflation or in some cases, hyperinflation, have led to high interest rates, extreme measures by governments to keep inflation in check and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. In addition, of developing countries, a number of Latin American countries are also among the largest debtors. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

                  Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for a Fund to engage in foreign currency transactions designed to protect the value of the Fund's interests in securities denominated in such currencies.

                       ADDITIONAL PERFORMANCE INFORMATION

THE MONEY MARKET FUND:

         In accordance with regulations prescribed by the Commission, the Company is required to compute the Money Market Fund's current annualized yield for a seven-day period in accordance with a specified formula, which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market Fund at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

         The Commission also permits the Company to disclose the effective yield of the Money Market Fund for the same seven-day period, which is the Fund's yield determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         The yield on amounts held in the Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Fund's actual yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the corresponding Portfolio in which the Money Market Fund invests, the types and quality of portfolio securities held by such Portfolio, and the Fund's and Portfolio's operating expenses.

ALL OTHER FUNDS:

         Standardized Average Annual Total Return Quotations. "Total return" is one of the primary methods used to measure performance and represents the percentage change in value of a class of a Fund, or of a hypothetical investment in a class of a Fund, over any period up to the lifetime of the class. Average annual total return quotations for Class A, B, C and X shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                  P(1+T)n = ERV

         Where:     P      =   a hypothetical initial payment of $1,000

                    T      =   average annual total return

                    n      =   number of years

                    ERV = ending redeemable value of the hypothetical $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

         The computation above assumes that the maximum sales charge applicable to a class of Fund shares is deducted from the initial $1,000 payment, and that all dividends and distributions made by a Fund are reinvested at net asset value ("NAV") during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

         Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Fund.

         In addition, with respect to the Class X shares, a standardized return will reflect the impact of the 2.5% bonus shares. The impact of the bonus shares on total return is particularly pronounced for shorter periods for which total return is measured, such as one and three years. You should take this into consideration in any comparison of total return between the Funds and other mutual funds. For a discussion of the Class X bonus shares, see the Company's Prospectus under "How to Buy Shares."

         Standardized Yield Quotations. The yield of a class of Fund shares is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                         YIELD = 2 [ (a - b + 1)6 - 1 ]
                                       cd

     Where: a = net investment income earned during the period attributable to the subject class

     b = net expenses accrued for the period attributable to the subject class

     c = the average daily number of shares of the subject class outstanding during the period that were entitled to receive dividends

     d = the maximum offering price per share of the subject class

         Net investment income will be determined in accordance with rules established by the Commission. The price per share of Class A shares will include the maximum sales charge imposed on purchases of Class A shares which decreases with the amount of shares purchased.

         Non-Standardized Performance. In order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which standardized return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. Non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

         Each Fund may also publish its distribution rate and/or its effective distribution rate. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current NAV per share. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Unlike a Fund's yield, which is computed from the yields to maturity of all debt obligations held by the Fund, the distribution rate is based on a Fund's last monthly distribution. A Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month (see the Company's Prospectus under "Dividends, Capital Gains and Taxes").

         Other data that may be advertised or published about each Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

         Comparative Information. From time to time, the Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below:

     o  The   Standard  &  Poor's  500   Composite   Stock   Price  Index  is  a
well-diversified list of 500 large capitalization companies representing the U.S. Stock Market.

         o The Standard and Poor's Small Cap 600 index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poor's Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization.

         o The NASDAQ Composite OTC Price Index is a market  value-weighted  and
unmanaged   index  showing  the  changes  in  the  aggregate   market  value  of
approximately 3,500 stocks.

         o The Lehman Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Index.

         o The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or its equivalent or higher ("investment grade") by a nationally recognized rating agency.

         o The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to determine the companies that are included in the Index. Only common stocks are included in the Index.

         o The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (i.e., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The Index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

         o The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product ("GDP"). These weights are modified on July 1st of each year to reflect the prior year's GDP.

         o The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

         Each Fund's investment performance may be advertised in various financial publications, newspapers, magazines, including: Across the Board, Advertising Age, Adviser's Magazine, Adweek, Agent, American Banker, American Agent and Broker, Associated Press, Barron's, Best's Review, Bloomberg, Broker World, Business Daily, Business Insurance, Business Marketing, Business Month, Business News Features, Business Week, Business Wire, California Broker,
Changing Times, Consumer Reports, Consumer Digest, Crain's, Dow Jones News Service, Economist, Entrepreneur, Entrepreneurial Woman, Financial Planning, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Hartford Courant, Inc., Independent Business, Institutional Investor, Insurance Forum, Insurance Advocate Independent, Insurance Review Investor's, Insurance Times, Insurance Week, Insurance Product News, Insurance Sales, Investment Dealers Digest, Investment Advisor, Journal of Commerce, Journal of Accountancy, Journal of the American Society of CLU & ChFC, Kiplinger's Personal Finance, Knight-Ridder, Life Association News, Life Insurance Selling, Life Times,
LIMRA's MarketFacts, Lipper Analytical Services, Inc., MarketFacts, Medical Economics, Money, Morningstar, Inc., Nation's Business, National Underwriter, New Choices, New England Business, New York Times, Pension World, Pensions &
Investments, Professional Insurance Agents, Professional Agent, Registered Representative, Reuter's, Rough Notes, Round the Table, Service, Success, The Standard, The Boston Globe, The Washington Post, Tillinghast, Time, U.S. News & World Report, U.S. Banker, United Press International, USA Today, Value Line, The Wall Street Journal, Wiesenberger Investment and Working Woman.

         From time to time the Company may publish the sales of shares of one or more of the Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

                            MANAGEMENT OF THE COMPANY

         The following table sets forth information  concerning the officers and
Directors of the Company,  including  their  addresses  and  principal  business occupations for the last five years:
Name, Age and Address:(1)              Position Held with the Company:(2)            Principal Occupation:(3)

Gordon C. Boronow (44)*                Vice President & Director                     President & Chief Operating Officer:
                                                                                     American Skandia Life Assurance
                                                                                     Corporation

Jan R. Carendi (52)*                   President, Principal Executive Officer        Senior Executive Vice President &
                                       and Director                                  Member of Corporate Management Group:
                                                                                     Skandia Insurance Company Ltd.

David E. A. Carson (62)                Director                                      President, Chairman & Chief Executive
People's Bank                                                                        Officer: People's Bank
850 Main Street
Bridgeport, CT 06604

Lincoln R. Collins (36)*               Director                                      Senior Vice President, Product
                                                                                     Management: American Skandia Life
                                                                                     Assurance Corporation (October 1995 to
                                                                                     present)

                                                                                     Vice President, Product Management:
                                                                                     American Skandia Life Assurance
                                                                                     Corporation (May 1992 to October 1995)

Richard G. Davy, Jr. (48)              Controller                                    Vice President, Operations: American
                                                                                     Skandia Investment Services,
                                                                                     Incorporated (January 1997 to present)

                                                                                     Controller:  American Skandia
                                                                                     Investment Services, Incorporated
                                                                                     (September 1994 to January 1997)

                                                                                     Self-employed Consultant (December 1991
                                                                                     to September 1994)

Eric C. Freed (34)                     Secretary                                     Securities Counsel: American Skandia
                                                                                     Investment Holding Corporation
                                                                                     (December 1996 to present)

                                                                                     Attorney, Senior Attorney and Special
                                                                                     Counsel: U.S. Securities and Exchange
                                                                                     Commission (March 1991 to November 1996)

Julian A. Lerner (72)                  Director                                      Semi-retired since 1995; Senior Vice
12850 Spurling Road                                                                  President & Portfolio Manager of AIM
Suite 208                                                                            Charter Fund and AIM Summit Fund from
Dallas, TX 75230                                                                     1986 to 1995

Thomas M. Mazzaferro (44)*             Treasurer and Director                        Executive Vice President & Chief
                                                                                     Financial Officer: American Skandia
                                                                                     Life Assurance Corporation

Thomas M. O'Brien (46)                 Director                                      Vice Chairman: North Fork Bank (January
North Fork Bank                                                                      1997 to present)
275 Broad Hollow Road
Melville, NY 11747                                                                   President & Chief Executive Officer:
                                                                                     North Side Savings Bank (December 1984
                                                                                     to December 1996)

     * Indicates a Director of the Company who is an "interested person" within the meaning set forth in the 1940 Act.

(1) Unless otherwise indicated, the address of each officer and director listed above is One Corporate Drive, Shelton, Connecticut 06484.

(2) All of the officers and Directors of the Company listed above, with the exception of Mr. Collins, serve in similar capacities for the Trust and/or American Skandia Trust, both of which are also investment companies managed by the Investment Manager.

(3) Unless otherwise indicated, each officer and director listed above has held his principal occupation for at least the last five years. In addition to the principal occupations noted above, the following officers and Directors of the Company hold the following positions with American Skandia Life Assurance Corporation ("ASLAC"), American Skandia Investment Services, Incorporated ("ASISI"), American Skandia Marketing, Incorporated ("ASM"), American Skandia Information Services and Technology Corporation ("ASIST") or American Skandia Investment Holding Corporation ("ASIHC"): Mr. Boronow also serves as Executive Vice President, Chief Operating Officer and a Director of ASIHC, and a Director of ASLAC, ASISI, ASM and ASIST; Mr. Carendi also serves as Chairman, President, Chief Executive Officer and a Director of ASIHC, and Chief Executive Officer and a Director of ASLAC, ASISI, ASM and ASIST; Mr. Collins also serves as a Director of ASLAC; Mr. Davy also serves as a Director of ASISI; Mr. Mazzaferro also serves as Executive Vice President, Chief Financial Officer and a Director of ASIHC, a Director of ASLAC, President, Chief Financial Officer and a Director of ASISI, and Executive Vice President and Chief Financial Officer of ASM and ASIST.

         The officers and Directors of the Company who are "interested persons" within the meaning of the 1940 Act do not receive compensation directly from the Company for serving in the capacities described above. Those officers and Directors of the Company, however, who are affiliated with the Investment Manager may receive remuneration indirectly from the Company for services provided in their respective capacities with the Investment Manager. Each of the Directors of the Company who are not "interested persons" within the meaning of the 1940 Act are expected to receive [INSERT] in the current fiscal year. As of [INSERT], 1997, the officers, Directors and Trustees of the Company and the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Funds.

         The Company's Articles of Incorporation provide that the Directors, officers and employees of the Company may be indemnified by the Company to the fullest extent permitted by federal and state law, including Maryland law. Neither the Articles of Incorporation nor the By-laws of the Company authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                  INVESTMENT ADVISORY & ADMINISTRATION SERVICES

THE INVESTMENT MANAGER:

         American Skandia Investment Services, Incorporated ("ASISI," as previously defined) acts as investment manager to each Non-Feeder Fund and Portfolio pursuant to separate investment management agreements with the Company and the Trust, respectively (the "Management Agreements"). Unlike the Non-Feeder Funds, each of the Feeder Funds invests all of its respective investable assets in a corresponding Portfolio of the Trust and thus does not require an investment manager.

         ASISI, a Connecticut corporation organized in 1991, is registered as an investment adviser with the Commission and is a wholly-owned subsidiary of American Skandia Investment Holding Corporation, whose indirect parent is Skandia Insurance Company Ltd. ("Skandia"). Skandia is a Swedish company that owns, directly or indirectly, a number of insurance companies in many countries. The predecessor to Skandia commenced operations in 1855. In addition to serving as investment manager to the Company and the Trust, ASISI currently serves as the investment manager to American Skandia Trust, an open-end management investment company whose shares are made available to life insurance companies writing variable annuity contracts and variable life insurance policies. For a list of those officers and Directors of the Company who also serve in similar capacities for the Investment Manager, see this SAI under "Management of the Company."

         The Management Agreements provide, in substance, that the Investment Manager will furnish each Non-Feeder Fund and Portfolio with investment advice and investment management and administrative services subject to the supervision of the Directors of the Company or the Trustees of the Trust, where applicable, and in conformity with the stated investment objective, policies and limitations of the applicable Fund or Portfolio. The Investment Manager is responsible for providing, at its expense, such personnel as is required by each Non-Feeder Fund or Portfolio for the proper conduct of its affairs and may engage a sub-advisor to conduct the investment program of the Fund or Portfolio pursuant to the Investment Manager's obligations under the Management Agreements. The Investment Manager, not the Funds or Portfolios, is responsible for the expenses of conducting the investment programs of the Funds and Portfolios.

         The Management Agreements provide further that neither the Investment Manager nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the agreements, or for any losses that may be sustained in the purchase, holding or sale of any security on behalf of the Funds or Portfolios, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the agreements. The Management Agreements also permit the Investment Manager to render services to others.

         Under the terms of the Management Agreements, each Non-Feeder Fund and Portfolio has agreed to pay ASISI an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the respective Fund or Portfolio's average daily NAV. The Investment Manager, not any Fund or Portfolio, is responsible for the payment of the sub-advisory fees to the Sub-advisors. Because the Company and the Trust commenced operations in [INSERT], 1997, neither the Funds nor the Portfolios have paid any advisory fees to the Investment Manager as of the date of this SAI. For a discussion of the fees payable to the Investment Manager and the Sub-advisors, as well as any applicable voluntary fee waiver arrangements, see the Company's Prospectus under "Expense Information" and "Management of the Funds."

         Each Management Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Directors or Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. Each Management Agreement may be terminated without penalty on 60 days' written notice by vote of a majority of the Directors or Trustees, where applicable, or by the Investment Manager, or by holders of a majority of the applicable Fund or Portfolio's outstanding shares, and will automatically terminate in the event of its "assignment" (as that term is defined in the 1940 Act).

THE SUB-ADVISORS:

     ASISI currently engages the following Sub-advisors to conduct the investment programs of each Non-Feeder Fund and Portfolio pursuant to separate sub-advisory agreements with the Investment Manager (the "Sub-Advisory Agreements"): (a) Founders Asset Management, Inc. for the International Small Capitalization Fund and the Small Capitalization Fund; (b) Rowe Price-Fleming International, Inc. for the International Equity Portfolio; (c) T. Rowe Price Associates, Inc. for the Small Company Value Fund; (d) Janus Capital Corporation for the Growth Portfolio; (e) INVESCO Trust Company for the Equity Income Portfolio; (f) American Century Investment Management, Inc. (formerly known as, "Investors Research Corporation") for the Strategic Balanced Fund; (g) Federated Investment Counseling for the High Yield Bond Fund; (h) Pacific Investment Management Company for the Total Return Bond Portfolio; (i) J.P. Morgan Investment Management, Inc. for the Money Market Portfolio.

         The Sub-Advisory Agreements provide that the Sub-advisors will formulate and implement a continuous investment program for each Non-Feeder Fund or Portfolio in accordance with the Fund or Portfolio's investment objective, policies and limitations and any investment guidelines established by the Investment Manager. Each Sub-advisor will, subject to the supervision and control of the Investment Manager, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by the Fund or Portfolio, and will place orders with and give instructions to brokers and dealers to cause the execution of such transactions. The Sub-advisors are required to furnish the Investment Manager with periodic reports concerning the transactions and performance of the Fund or Portfolio. Each Sub-advisor is required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Advisory Agreement. Nothing in the Sub-advisory Agreements prevents the Investment Manager from engaging other sub-advisors to provide investment advice and other services to a Fund or Portfolio, or from providing such services itself.

         Each Sub-Advisory Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Directors or Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. Each Sub-Advisory Agreement may be terminated without penalty at any time by the Investment Manager or the Sub-advisor upon 60 days' written notice, and will automatically terminate in the event of its "assignment" (as that term is defined in the 1940 Act) or upon termination of the Management Agreement with respect to that particular Fund or Portfolio (provided that the Sub-advisor has received notice of such termination).

THE ADMINISTRATOR:

         PFPC Inc. (the "Administrator"), 103 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation which is an indirect wholly-owned subsidiary of PNC Financial Corp., serves as the administrator for both the Company and the Trust. Pursuant to administration agreements between the Administrator and the Company and the Trust, respectively, dated [INSERT] (the "Administration Agreements"), the Administrator has agreed to provide certain fund accounting and administrative services to the Company and the Trust, as described in the Company's Prospectus under "Management of the Funds."

         Under the terms of the Administration Agreements, the Administrator shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services to be provided for under the agreements. The Administrator shall be liable for any damages arising out of its failure to perform its duties under the Administration Agreements to the extent such damages arise out of its willful misfeasance, bad faith, gross negligence or reckless disregard of such duties. Any person, even though also an officer, director, partner, employee or agent of the Administrator, who may be or become an officer, director, trustee, employee or agent of the Company or the Trust, shall be deemed when rendering services to the Company or the Trust or acting on any business of the Company or the Trust (other than services or business in connection with the Administrator's duties under the Administration Agreements) to be rendering such services to or acting solely for the Company or the Trust and not as an officer, director, partner, employee or agent or one under the control or direction of the Administrator even though paid by them. The Administration Agreements shall continue until terminated by either party on 60 days' prior written notice to the other party.

         As compensation for the services and facilities provided by the Administrator under the Administration Agreements, the Company and the Trust have agreed to pay the Administrator [INSERT]. Because the Company and the Trust commenced operations in [INSERT], 1997, neither the Company nor the Trust have paid any fees to the Administrator as of the date of this SAI.

                                  FUND EXPENSES

         Each Non-Feeder Fund and Portfolio pays its own expenses including, without limitation: (i) expenses of maintaining the Fund or Portfolio and continuing its existence; (ii) registration of the Fund or Portfolio under the 1940 Act; (iii) auditing, accounting and legal expenses; (iv) taxes and interest; (v) governmental fees; (vi) expenses of issue, sale, repurchase and redemption of Fund shares; (vii) expenses of registering and qualifying the Fund or Portfolio and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (viii) fees and expenses of registering and maintaining registrations of the Fund or Portfolio and of the Fund's principal underwriter as a broker-dealer or agent under state securities laws; (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians for all services to the Fund or Portfolio; (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund or Portfolio; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to shareholders approved by the Directors of the Company or the Trustees of the Trust, where applicable; (xvii) compensation and expenses of Directors of the Company or the Trustees of the Trust, where applicable, who are not "interested persons" of the Fund or Portfolio, respectively; and (xviii) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Company and the Trust to indemnify its directors, trustees and officers with respect thereto. Expenses incurred by the Company or the Trust not directly attributable to any specific Non-Feeder Fund or Portfolio are allocated on the basis of the net assets of the respective Non-Feeder Funds and Portfolios.

         The  Investment  Manager  has  voluntarily  agreed  until  [INSERT]  to reimburse the Non-Feeder Funds for their respective operating expenses (exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses, but inclusive of the management fee) which in the aggregate exceed specified percentages of the Funds' average net assets as follows:

         International Small Capitalization Fund: [INSERT]

         Small Capitalization Fund: [INSERT]

         Small Company Value Fund: [INSERT]

         Strategic Balanced Fund: [INSERT]

         High Yield Bond Fund:      [INSERT]

         The Investment Manager has also voluntarily agreed until [INSERT] to reimburse the Feeder Funds for their respective operating expenses and pro rata share of operating expenses of the Funds' corresponding Portfolios (exclusive of taxes, interest, brokerage commissions, certain distribution fees and extraordinary expenses, but inclusive of the management fee) which in the aggregate exceed specified percentages of the Funds' average net assets as follows:

         International Equity Fund: [INSERT]

         Growth Fund: [INSERT]

         Equity Income Fund: [INSERT]

         Total Return Bond Fund: [INSERT]

         Money Market Fund: [INSERT]

         The Investment Manager may terminate the above voluntary agreements at any time. Voluntary payments of Fund expenses by the Investment Manager may be made subject to reimbursement by the Fund, at the Investment Manager's discretion, within the two year period following such payment to the extent permissible under applicable law and provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

                            DISTRIBUTION ARRANGEMENTS

THE DISTRIBUTOR:

         American Skandia Marketing, Incorporated ("ASM" or the "Distributor"), located at One Corporate Drive, Shelton, Connecticut 06484, serves as the principal underwriter and distributor for each Fund pursuant to an underwriting agreement initially approved by the Directors of the Company (the "Underwriting Agreement"). The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). The Distributor is an affiliate of the Company, the Trust and the Investment Manager, being a wholly-owned subsidiary of American Skandia Investment Holding Corporation.

         Shares of each Fund will be continuously offered and will be sold by selected broker-dealers who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement. Each Fund bears the expenses of registering its shares with the Commission and with applicable state regulatory authorities. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Directors of the Company, including a majority of the Directors who are not parties to the Underwriting Agreement or "interested persons" of any such party (as defined in the 1940 Act); or (ii) by the vote of a "majority of the outstanding voting securities" of a Fund (as defined in the 1940 Act). The Distributor is not obligated to sell any specific amount of shares of any Fund.

THE DISTRIBUTION PLANS:

         The Company has adopted separate Distribution and Service plans (commonly referred to as "12b-1 Plans") for Class A, B, C and X shares of each Fund (the "Class A Plan," "Class B Plan," "Class C Plan" and "Class X Plan," individually, and collectively, the "Plans") pursuant to appropriate resolutions of the Directors of the Company and in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges. The Plans permit the payment of certain fees to the Distributor for its services and costs in distributing Fund shares and providing for services to shareholder accounts. Under the terms of the Plans, the Distributor provides to each Fund, for review by the Directors of the Company, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. The Directors of the Company will review such levels of compensation the Plans provide in considering the continued appropriateness of the Plans.

         The Plans were adopted by a majority vote of the Directors of the Company, including at least a majority of Directors who are not "interested persons" of the Funds (as defined in the 1940 Act) and who do not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Directors of the Company identified and considered a number of potential benefits which the Plans may provide, including, but not limited to, stimulating distribution activities and making available to shareholders services provided by representatives who have knowledge of the shareholders' particular circumstances and goals. The Directors of the Company believe that there is a reasonable likelihood that the Plans will benefit each Fund and its current and future shareholders in the manner contemplated.

         The Plans, pursuant to their terms, remain in effect from year to year provided such continuance is approved annually by vote of the Directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each class of a Fund affected thereby entitled to vote thereon under the 1940 Act, and material amendments to the Plans must also be approved by the Directors of the Company in the manner described above. A Plan may be terminated at any time, without payment of a penalty, by vote of the majority of the Directors of the Company who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of each class of a Fund affected thereby entitled to vote thereon under the 1940 Act. A Plan will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

         Because the Company commenced operations in [INSERT], 1997, no compensation has been paid to the Distributor in connection with the Plans as of the date of this SAI. For a discussion of the details of each Plan, see the Company's Prospectus under "How to Buy Shares."

                        DETERMINATION OF NET ASSET VALUE

         The net asset value ("NAV") per share of each Fund is determined in the manner described in the Company's Prospectus. Each Fund will determine the NAV of its shares on each day that the New York Stock Exchange (the "NYSE") is open for business. The Directors of the Company and the Trustees of the Trust have each established procedures for valuing the assets of the Funds and Portfolios, respectively. In general, these valuations are based on market value with special provisions for: securities not listed on an exchange or securities market; securities for which recent market quotations are not readily available; short-term obligations; and open short positions and options written on securities.

         Securities held by each Non-Feeder Fund and Portfolio, other than the Money Market Portfolio, will be valued as follows: portfolio securities which are traded on stock exchanges are valued at the last sale price on the principal exchange as of the close of business on the day the securities are being valued, or, lacking any sales on that day, at the mean between the bid and asked prices. Securities traded in the over-the-counter market that are included in the National Market System are valued at the mean between the bid and asked prices which may be based on valuations furnished by a pricing service or from independent securities dealers. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under procedures or guidelines established by the Directors of the Company and the Trustees of the Trust, where applicable.

         The NAV per share of the Money Market Portfolio is determined by using the amortized cost method of valuing portfolio instruments. Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the NAV is affected by unrealized appreciation or depreciation of the Portfolio's investments assuming the instrument's obligation is paid in full on maturity. In periods of declining interest rates, the indicated daily yield on shares of the Portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates. In addition, short-term obligations with remaining maturities of less than 60 days that are held by any Fund or Portfolio are valued at amortized cost.

         The amortized method of valuation is intended to permit the Money Market Portfolio to maintain a constant NAV per share of $1.00. No assurances can be given that this can be attained. The Directors of the Company and the Trustees of the Trust, where applicable, periodically review the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the Directors of the Company and the Trustees of the Trust, where applicable, will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the Directors of the Company or the Trustees of the Trust, where applicable, and (considered highly unlikely by management of the Company and the Trust) redemption of shares in kind (i.e., with portfolio securities).

         A Fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the NAV per share. Class B, C and X shares are offered at NAV without the imposition of an initial sales charge.

                          ADDITIONAL INFORMATION ON THE
                        PURCHASE AND REDEMPTION OF SHARES

RIGHTS OF ACCUMULATION:

         Each Fund offers to all qualifying investors certain "rights of accumulation" under which investors are permitted to purchase Class A shares of any Fund at the price applicable to the total of (a) the then current purchase amount plus (b) an amount equal to the then current NAV of the purchaser's holdings of all shares of any Fund of the Company. Acceptance of the purchase order is subject to confirmation of qualification. A qualifying investor's rights of accumulation may be amended or terminated at any time as to subsequent purchases.

LETTER OF INTENT:

         Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). In computing the total amount purchased for purposes of determining the applicable sales commission, the offering price of shares currently held in the Funds which were purchased within 90 days from the date of acceptance of the LOI may be used as a credit toward Fund shares to be purchased under the LOI. Class A, B, C and X shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. During the term of an LOI, Boston Financial Data Services, Inc., the Company's transfer agent (the "Transfer Agent"), will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the amount indicated on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If the specified amount of the LOI is not purchased, the shareholder shall remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does (not within twenty days after a written request by the Transfer Agent) pay such difference in sales charge, the Transfer Agent will redeem an appropriate number of escrowed shares in order to realize such difference. Additional information about the terms of the LOI are available from your registered representative or from the Transfer Agent by calling [INSERT].

SPECIAL REDEMPTIONS:

         Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Directors of the Company. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining NAV. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash from any one account during any 90-day period up to the lesser of $250,000 or 1% of the NAV of the applicable Fund or Portfolio at the beginning of such period.

SUSPENSION OF REDEMPTIONS:

         A Fund may not suspend a shareholder's right of redemption or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange ("NYSE") is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund or Portfolio of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the Commission may permit for the protection of investors.

         For further information regarding the purchase and redemption of Fund shares, see "How to Buy Shares" and "How to Redeem Shares," respectively, in the Company's Prospectus.

                             PORTFOLIO TRANSACTIONS

BROKERAGE ALLOCATION:

         Subject to the supervision of the Directors of the Company and the Trustees of the Trust, where applicable, decisions to buy and sell securities for the Company and the Trust are made for each Non-Feeder Fund and Portfolio by its respective Sub-advisor. Each Sub-advisor is authorized to allocate the orders placed by it on behalf of the applicable Fund or Portfolio to brokers who also provide research or statistical material or other services to the Sub-advisor or the Fund or Portfolio for the use of the applicable Fund or Portfolio and other accounts as to which the Sub-advisor exercises investment discretion. Such allocation shall be in such amounts and proportions as the Sub-advisor shall determine. The Sub-advisor will report on allocations of brokerage either to the Investment Manager, which will report on such allocations to the Directors of the Company or the Trustees of the Trust, where applicable, or, if requested, directly to the Directors or Trustees. These reports will indicate the brokers to whom such allocations have been made and the basis therefor. The Sub-advisor may consider sale of shares of the Fund, as well as the recommendations or directions of the Investment Manager that take into account, among other things, the sale of Fund Shares, as factors in the selection of brokers to execute portfolio transactions for a Fund or Portfolio, subject to the requirements of best net price and most favorable execution.

         Subject to the rules promulgated by the Commission, as well as other regulatory requirements, a Sub-advisor also may allocate orders to brokers or dealers affiliated with the Sub-advisor or the Investment Manager. Such allocation shall be in amounts and proportions as the Sub-advisor shall determine. The Sub-advisor will report on these allocations of brokerage either to the Investment Manager, which will report on such allocations to the Directors of the Company or the Trustees of the Trust, where applicable, or, if requested, directly to the Directors or Trustees.

         In selecting a broker to execute each particular transaction, each Sub-advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Subject to such policies and procedures as the Directors of the Company and the Trustees of the Trust may determine, a Sub-advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused a Fund or Portfolio to pay a broker that provides research services to the Sub-advisor an amount of commission for effecting an investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Sub-advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Sub-advisor's ongoing responsibilities with respect to the Fund or Portfolio and other accounts as to which the Sub-advisor exercises investment discretion. Accordingly, the amount of the brokerage commission in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the services offered.

         Because the Company and the Trust commenced operations in [INSERT], 1997, no brokerage commissions have been paid on behalf of the Non-Feeder Funds or the Portfolios as of the date of this SAI.

ALLOCATION OF INVESTMENTS:

         The Sub-advisors of the Non-Feeder Funds and Portfolios have other advisory clients, some of which have similar investment objectives to one or more of the Funds or Portfolios for which advisory services are being provided. In addition, a Sub-advisor may be engaged to provide advisory services for more than one Fund or Portfolio. There will be times when a Sub-advisor may recommend purchases and/or sales of the same securities for a Fund or Portfolio and the Sub-advisor's other clients. In such circumstances, it will be the policy of each Sub-advisor to allocate purchases and sales among a Fund or Portfolio and its other clients, including other Funds or Portfolios for which the Sub-advisor provides advisory services, in a manner which the Sub-advisor deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase costs, holding period and other pertinent factors relative to each account.

PORTFOLIO TURNOVER:

         Each Fund and Portfolio may sell its portfolio  securities,  regardless of the length of time that they have been held, if the Sub-advisor and/or the Investment Manager determines that such a disposition is in the Fund's or Portfolio's best interest. Portfolio turnover rates may increase as a result of the need for a Fund or Portfolio to effect significant amounts of purchases or redemptions of portfolio securities due to economic, market, or other factors that are not within the Sub-advisor's or Investment Manager's control. A high rate of portfolio turnover (generally in excess of 100%) involves correspondingly higher brokerage commission expenses and other transaction costs, which must be ultimately borne by a Fund's shareholders. High portfolio turnover rates may also generate larger taxable income and taxable capital gains than would result from lower portfolio turnover rates and may create higher tax liability for a Fund's shareholders. Although it is not possible to predict future portfolio turnover rates accurately, and such rates may vary from year to year, it is anticipated that portfolio turnover rates for the International Equity Portfolio, Small Company Value Fund, Equity Income Portfolio and the High Yield Bond Fund will not exceed 100% under normal market conditions. The portfolio turnover rates for the International Small Capitalization Fund, Small Capitalization Fund, Growth Portfolio, Strategic Balanced Fund and Total Return Bond Portfolio are not anticipated to exceed 150%, 150%, 200%, 150% and 150%, respectively, under normal market conditions. A 100% portfolio turnover rate would occur if all of the securities in a portfolio of investments were replaced during a given period. For additional information regarding portfolio turnover, see the Company's Prospectus under "Portfolio Transactions."

                          ADDITIONAL TAX CONSIDERATIONS

         Federal Income Tax Consequences. Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has qualified and elected or intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Code, and intends to continue to so qualify in the future. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held less than three months, or foreign currencies (or options, futures or forward contracts on foreign currencies), but only if such currencies (or options, futures or forward contracts on foreign currencies) are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements (the "Distribution Requirement").

         Each Fund will be subject to a 4% non-deductible federal excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to avoid liability for such tax by satisfying such distribution requirements.

         Each of the Feeder Funds will invest all of its investable assets in a corresponding Portfolio of the Trust. Each such Fund will be deemed to own a proportionate share of its corresponding Portfolio's assets and income for the purpose of determining whether the Fund qualifies as a regulated investment company. Accordingly, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy applicable tax requirements.

         If a Fund or Portfolio acquires stock in certain non-U.S. corporations ("passive foreign investment companies" or "PFICs") that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gains) or at least 50% of whose average assets produce or are held for the production of, such passive income, that Fund (or, in the case of a Portfolio, its corresponding Fund indirectly through its interest in the Portfolio) could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. A certain election (treating the PFIC as a "qualified electing fund") filed with the Fund's federal income tax return may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable Fund to recognize ordinary taxable income and net capital gain of the PFIC without the corresponding receipt of cash which may need to be distributed by the Fund to satisfy the Distribution Requirement.

         Pursuant to proposed regulations, open-end regulated investment companies such as the Funds would be entitled to elect to mark to market their stock in certain PFICs. Marking to market in this context means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each PFIC's stock over the owner's adjusted basis in that stock (including mark to market gains of a prior year for which an election was in effect).

         Gains and losses realized by a Fund (directly, or through its interest in a Portfolio) in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies themselves, or payables or receivables denominated in a foreign currency are generally treated as ordinary income and loss.

         Some Funds, or, in certain cases, the Portfolio in which a Fund may invest its assets, may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. A Fund may elect to "pass-through" these foreign taxes to its shareholders, in which case each shareholder will be required to include its pro rata portion thereof in its gross income but, if it itemizes deductions, will be able to deduct or (subject to various limitations) will be able to claim a credit for its portion of such taxes, in computing its federal income tax liability.

         Each Fund or Portfolio that invests in zero coupon securities or in other securities with original issue discount (or securities with market discount, if the Fund or Portfolio elects to include market discount in income currently) must accrue such discount income currently even if no corresponding payment is received. However, because income subject to a Fund's Distribution Requirement includes such accrued discount, to satisfy that Requirement, a Fund may have to dispose of its (or, as the case may be, its corresponding Portfolio's) securities under disadvantageous circumstances, or borrow, to generate the needed cash.

         Forward currency contracts, options and futures contracts entered into by a Fund or Portfolio may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by the Fund (or, in the case of a Portfolio, by its corresponding Fund) on forward currency contracts, options and futures contracts or on the underlying securities. Certain straddles treated as short sales for tax purposes may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test described above, and therefore, a Fund's or Portfolio's ability to enter into forward currency contracts, options and futures contracts may be limited.

         Certain options, futures and foreign currency contracts held by a Fund or Portfolio at the end of each taxable year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Fund or Portfolio has held such options or futures. However, gain or loss recognized on certain foreign currency contracts will be treated as ordinary income or loss.

         If a Fund or Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund (or, in the case of a Portfolio, its corresponding Fund) satisfies the 30% gross income test above. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund or Portfolio will consider whether it should seek to satisfy those requirements to enable the Fund (or, in the case of a Portfolio, its corresponding Fund) to qualify for this treatment for hedging transactions.

         To maintain a constant $1.00 per share NAV, the Directors of the Money Market Fund may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses. The adjustment may result in a shareholder having more dividend income than net income in his account for a period. When the number of outstanding shares of the Fund is reduced, the shareholder's basis in the shares of the Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. This difference may be realized as a capital loss when the shares are liquidated.

         Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Company's Prospectus whether taken in shares or in cash. These distributions will be treated as dividends, but will not qualify for the 70% dividends - received deduction for the Fund's corporate shareholders. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in a Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

         At the time of an investor's purchase of shares of a Fund (other than the Money Market Fund), a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the NAV of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

         Upon a redemption of shares of a Fund, other than the Money Market Fund, (including an exchange for other Fund shares) a shareholder may realize a taxable gain or loss. Such gain or loss will be capital if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. A sales charge paid in purchasing shares of a Fund ("load charge") cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the same or another Fund are subsequently acquired without payment of a load charge pursuant to a reinvestment or exchange privilege. Such disregarded load charge will result in an increase in the shareholder's tax basis in the Fund shares subsequently acquired. Also, any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after such disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If Fund shares are redeemed or exchanged at a loss after being held for six months or less, the loss will treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

         Different  tax  treatment,   including   penalties  on  certain  excess
contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         The foregoing discussion relates solely to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) generally. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions.

         A foreign shareholder (i.e., a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership) not engaged in a U.S. trade or business with which its investment in a Fund is effectively connected will be subject to federal income tax treatment that is different from that described above. These investors may be subject to U.S. withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to backup withholding at the rate of 31% on certain other payments from the Fund. Distributions treated as long term capital gains to foreign shareholders will not be subject to federal income tax unless the distributions are effectively connected with the shareholder's U.S. trade or business or, in the case of a non-resident alien individual, the shareholder is present in the U.S. for more than 182 days during the taxable year and certain other conditions are met. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in any Fund.

         State and Local Tax Consequences. Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have different tax consequences for shareholders than would direct investment in such Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) portfolio securities. Shareholders should consult their own tax advisers with respect to any state or local taxes.

                         CAPITAL STOCK OF THE COMPANY &
                         PRINCIPAL HOLDERS OF SECURITIES

         The Company is an open-end management investment company organized under the laws of Maryland on March 5, 1997. The Company currently has ten separate series of shares of beneficial interest, each of which is divided into Class A, B, C and X shares. The Directors of the Company are authorized to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.01 per share) and, from time to time and without shareholder approval, to establish additional series or classes of shares.

         The shares of the Funds are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of directors and accountants. Shares of a Fund vote together as a class on matters that affect the Fund in substantially the same manner. Matters pertaining only to one or more Funds will be voted upon only by those Funds. As to matters affecting a single class, shares of such class will vote separately. Shares of the Funds do not have cumulative voting rights. The Company and the Funds do not intend to hold annual meetings of shareholders unless required to do so by the 1940 Act or the Maryland statutes under which the Company is organized. Although Directors are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Directors. If required by applicable law, a meeting will be held to vote on the removal of a Director or Directors of the Company if requested in writing by the holders of not less than 10% of the Company's outstanding shares. Each Fund's shares are fully paid and nonassessable and, when issued, have no preference, preemptive, conversion or similar rights, and are freely transferable.

     [INSERT], which contributed the initial capital of the Funds, owned 100% of the Funds' outstanding shares as of the date of this SAI.

                                OTHER INFORMATION

REPORTS TO SHAREHOLDERS:

         Shareholders of each Fund are provided unaudited semi-annual financial statements, as well as year-end financial statements audited by the Company's independent public accountants. Each Fund's financial statements show the investments owned by the Fund or its corresponding Portfolio, where applicable, and the market values thereof. Additionally, each Fund's financial statements provide other information about the Fund and its operations, including in the case of the Feeder Funds, the Fund's beneficial interest in its corresponding Portfolio.

DOMESTIC AND FOREIGN CUSTODIANS:

         PNC Bank, located at Airport Business Center, International Court 2, 200 Stevens Drive, Philadelphia, Pennsylvania 19113, has been selected as custodian for all cash and securities holdings of the Funds of the Company investing primarily in domestic securities. Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, has been selected as custodian for all cash and securities holdings of the International Small Capitalization Fund and International Equity Fund, and co-custodian for all foreign securities holdings of the Funds of the Company which invest primarily in domestic securities.

TRANSFER AGENT:

     Boston Financial Data Services, Inc. (the "Transfer Agent," as previously defined), located at Two Heritage Drive, Quincy, Massachusetts 02171, has been selected as the transfer agent for the Company.

INDEPENDENT ACCOUNTANTS:

         [INSERT], located at [INSERT], has been selected as the independent certified public accountants of the Company and the Trust, providing audit services and assistance and consultation with respect to the preparation of filings with the Commission.

REGISTRATION STATEMENT:

         This SAI and the Company's Prospectus do not contain all the information included in the Company's Registration Statement filed with the Commission under the Securities Act of 1933 with respect to the securities offered by the Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the Commission's offices in Washington, D.C. The Commission maintains a Website (http: / / www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

                              FINANCIAL STATEMENTS

         The Company and each Fund's unaudited pro-forma financial statements as of [INSERT], together with the notes thereto and the report of [INSERT], are attached to this SAI.

                                    APPENDIX

         The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

                 DESCRIPTION OF CERTAIN DEBT SECURITIES RATINGS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"):

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa -- Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S"):

         AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a strong capacity to pay interest and repay principal, and differs from the highest rated issues only in a small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

         BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

         CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, economic or financial conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC -- The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI -- The rating CI is reserved for income bonds on which no interest is being paid.

         D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or minus (-) -- Ratings from AA to CCC may be modified by the addition of a plus of minus sign to show relative standing within the major rating categories.

         c -- The letter c indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

         L -- The letter L indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter L indicates that the deposit, combined with other deposits being held in the same and right capacity, will be honored for principal and accrued predefault interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

         p -- The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         * -- Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

         r -- The r is attached to highlight derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns due to noncredit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities.

                 DESCRIPTION OF CERTAIN COMMERCIAL PAPER RATINGS

MOODY'S:

         Prime-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 -- Issuers rated Prime-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 -- Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Not Prime - Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S:

         A-1 -- This highest category indicates that the degree of safety regarding time payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation.

         A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

         A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of the changes in circumstances than obligations carrying the higher designations.

         B -- Issues rated B are regarded as having only speculative capacity for timely payment.

         C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

PART C:  OTHER INFORMATION

ITEM 24.          Financial Statements and Exhibits

         (a)      Financial Statements:

                  To be filed by amendment.

         (b)      Exhibits:

                  1.       Articles of Incorporation of Registrant.

                  2.       By-laws of Registrant.

                  3.       None.

                  4.       None.

                  5.       *(a)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the International Small Capitalization Fund.

                           *(b)     Form of Investment  Management  Agreement  between  American  Skandia  Master Trust and
                                    American  Skandia  Investment  Services,  Incorporated  for  the  International  Equity
                                    Portfolio.

                           *(c)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the Small Capitalization Fund.

                           *(d)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the Small Company Value Fund.

                           *(e)     Form of Investment  Management  Agreement  between  American  Skandia  Master Trust and
                                    American Skandia Investment Services, Incorporated for the Growth Portfolio.

                           *(f)     Form of Investment  Management  Agreement  between  American  Skandia  Master Trust and
                                    American Skandia Investment Services, Incorporated for the Equity Income Portfolio.

                           *(g)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the Strategic Balanced Fund.

                           *(h)     Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia
                                    Investment Services, Incorporated for the High Yield Bond Fund.

                           *(i)     Form of Investment  Management  Agreement  between  American  Skandia  Master Trust and
                                    American Skandia Investment Services, Incorporated for the Total Return Bond Portfolio.

                           *(j)     Form of Investment  Management  Agreement  between  American  Skandia  Master Trust and
                                    American Skandia Investment Services, Incorporated for the Money Market Portfolio.

                           *(k)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated  and  Founders  Asset  Management,   Inc.  for  the  International   Small
                                    Capitalization Fund.

                           *(l)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and Rowe Price-Fleming  International,  Inc. for the International  Equity
                                    Portfolio.

                           *(m)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and Founders Asset Management, Inc. for the Small Capitalization Fund.

                           *(n)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and T. Rowe Price Associates, Inc. for the Small Company Value Fund.

                           *(o)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and Janus Capital Corporation for the Growth Portfolio.

                           *(p)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and INVESCO Trust Company for the Equity Income Portfolio.

                           *(q)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated  and  American  Century  Investment  Management,  Inc.  for the  Strategic
                                    Balanced Fund.

                           *(r)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated and Federated Investment Counseling for the High Yield Bond Fund.

                           *(s)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated  and  Pacific  Investment  Management  Company  for the Total  Return Bond
                                    Portfolio.

                           *(t)     Form  of  Sub-advisory   Agreement  between  American  Skandia   Investment   Services,
                                    Incorporated  and  J.P.  Morgan  Investment  Management,  Inc.  for  the  Money  Market
                                    Portfolio.

                  6.       *(a)     Form of  Underwriting  Agreement  between  Registrant and American  Skandia  Marketing,
                                    Incorporated.

                           *(b)     Form of Dealer Agreement with the Distributor.

                  7.       None.

                  8.       *(a)     Form of Custodian Agreement between Registrant and PNC Bank.

                           *(b)     Form of Custodian Agreement between Registrant and Morgan Stanley Trust Company.

                  9.       *(a)     Form of Administration Agreement between Registrant and PFPC Inc.

                           *(b)     Form of  Transfer  Agency  Agreement  between  Registrant  and  Boston  Financial  Data
                                    Services, Inc.

                  10.      Opinion and Consent of Counsel.

                  11.      *Consent of Independent Public Accountant.

                  12.      None.

                  13.      *Share Purchase Agreement.

                  14.      None.

                  15.      *(a)     Form of Distribution and Service Plan for Class A Shares.

                           *(b)     Form of Distribution and Service Plan for Class B Shares.

                           *(c)     Form of Distribution and Service Plan for Class C Shares.

                           *(d)     Form of Distribution and Service Plan for Class X Shares.

                  16.      None.

                  17.      None.

                  18.      *Form of Rule 18f-3 Plan.

--------------------------------------

*        To be filed by amendment.

ITEM 25. Persons Controlled By or Under Common Control with Registrant

         Five series of the Registrant currently are organized under a "master/feeder" fund structure and may be considered to control the corresponding master portfolios of American Skandia Master Trust in which they invest. Registrant is not under common control with any person except to the extent Registrant is deemed to be under the control of its Investment Manager.

ITEM 26.          Number of Holders of Securities

                                                                         Number of Record Holders
                  Title of Class                                         as of March 1, 1997
                  --------------                                         -------------------

                  International Small Capitalization Fund                              0

                  International Equity Fund                                            0

                  Small Capitalization Fund                                            0

                  Small Company Value Fund                                             0

                  Growth Fund                                                          0

                  Equity Income Fund                                                   0

                  Strategic Balanced Fund                                              0

                  High Yield Bond Fund                                                 0

                  Total Return Bond Fund                                               0

                  Money Market Fund                                                    0

ITEM 27. Indemnification

         Section 2-418 of the General Corporation Law of the State of Maryland provides for indemnification of officers, directors, employees and agents of a Maryland corporation. With respect to indemnification of the officers and directors of the Registrant, and of other employees and agents to such extent as shall be authorized by the Board of Directors or the By-laws of the Registrant and be permitted by law, reference is made to Article VIII, Section 5 of the Registrant's Articles of Incorporation and Article V of the Registrant's By-laws, both filed herewith.

         Information as to indemnification of the underwriter or affiliated persons of the Registrant against liability pursuant to contracts, including the Underwriting and Distribution Agreement, the Investment Management Agreements and the Sub-Advisory Agreements, will be provided by amendment.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.          Business and Other Connections of Investment Adviser

         American Skandia Investment Services, Incorporated ("ASISI"), One Corporate Drive, Shelton, Connecticut 06484, serves as the investment manager to the Registrant. Information as to the officers and directors of ASISI is included in ASISI's Form ADV (File No. 801-40532), including the amendments to such Form ADV filed with the Securities and Exchange Commission on October 22, 1996, March 22, 1996 and April 11, 1995, and is incorporated herein by reference.

         ASISI currently engages the following sub-advisors (the "Sub-advisors") to conduct the investment programs of the funds of the Registrant or the master portfolios in which certain of Registrant's funds invest: (a) Founders Asset Management, Inc., Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206; (b) Rowe Price-Fleming International, Inc., 100 East Pratt Street, Baltimore, Maryland 21209; (c) T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21209; (d) Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4923; (e) INVESCO Trust Company, 7800 East Union Avenue, Denver, Colorado 80217-3706; American Century Investment Management, Inc. (formally named, "Investors Research Corporation"), Twentieth Century Tower, 4500 Main Street, Kansas City, Missouri 64111; (f) Federated Investment Counseling, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779; (g) Pacific Investment Management Company, 840 Newport Center Drive, Suite 360, Newport Beach, California 92660; and (h) J.P. Morgan Investment Management, Inc., 522 Fifth Avenue, New York, New York, 10036. Information as to the officers and directors of each of the Sub-advisors is included in each Sub-advisor's current Form ADV, as amended and filed with the Securities and Exchange Commission, and is incorporated herein by reference.

ITEM 29. Principal Underwriter

         American Skandia Marketing, Incorporated (the "Distributor"), One Corporate Drive, Shelton, Connecticut 06484, serves as the principal underwriter and distributor for the Registrant. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. The Distributor is an affiliate of the Registrant and ASISI, being a wholly-owned subsidiary of American Skandia Investment Holding Corporation.

         The following table sets forth information on the current officers and directors of the Distributor, all of whom have as their principal business address, One Corporate Drive, Shelton, Connecticut 06484:

Name:                                Position Held with the Distributor:             Position Held with the Registrant:

Gordon C. Boronow                    Director                                        Vice President & Director

Kimberly A. Bradshaw                 Vice  President  & National  Accounts           None
                                     Manager

Jan R. Carendi                       Chief Executive Officer & Director              President,  Principal  Executive Officer
                                                                                     & Director

Daniel R. Darst                      Senior  Vice   President  &  National           None
                                     Marketing Director

Paul DeSimone                        Vice President,  Corporate Controller           None
                                     & Director

Wade A. Dokken                       President,  Chief Marketing Officer &           None
                                     Director

Walter G. Kenyon                     Vice  President  & National  Accounts           None
                                     Manager

Lawrence Kudlow                      Senior   Vice   President   &   Chief           None
                                     Economist

N. David Kuperstock                  Vice President & Director                       None

Daniel LaBonte                       Vice President & Associate  Marketing           None
                                     Director

Thomas M. Mazzaferro                 Executive   Vice  President  &  Chief           Treasurer & Director
                                     Financial Officer

Kristen E. Newall                    Assistant Corporate Secretary                   None

Brian O'Connor                       Vice   President  &  National   Sales           None
                                     Manager (Internal Wholesaling)

M. Priscilla Pannell                 Corporate Secretary                             None

Don Thomas Peck                      Senior   Vice   President,   National           None
                                     Sales Manager & Director

Heidi Ann Richardson                 Vice President & Portfolio  Marketing           None
                                     Director

Hayward Sawyer                       Senior   Vice   President,   National           None
                                     Sales Manager & Director

Christian Thwaites                   Vice President, Qualified Plans                 None

Bayard F. Tracy                      Senior   Vice   President,   National           None
                                     Sales Manager & Director

Tamara L. Wood                       Vice   President  &  National   Sales           None
                                     Director (Special Products)

ITEM 30. Location of Accounts and Records

         Records regarding the Registrant's securities holdings are maintained at Registrant's custodians, PNC Bank, Airport Business Center, International Court 2, 200 Stevens Drive, Philadelphia, Pennsylvania 19113, and Morgan Stanley Trust Company, [INSERT]. Certain records with respect to the Registrant's securities transactions are maintained at the offices of the various sub-advisors to the Registrant. The Registrant's corporate records are maintained at its offices at American Skandia Life Assurance Corporation, One Corporate Drive, Shelton, Connecticut 06484. The Registrant's financial ledgers and similar financial records are maintained at its Administrator, PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809. Certain records regarding the shareholders of the Registrant are maintained at the offices of the Registrant's transfer agent, Boston Financial Data Services, Inc., Two heritage Drive, Quincy, MA 02171.

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder with respect to American Skandia Master Trust (the "Master Trust") are maintained at its offices at One Corporate Drive, Shelton, Connecticut 06484, at the offices of the various sub-advisors, and at the offices of the above-mentioned Custodians and Administrator.

ITEM 31. Management Services

         None.

ITEM 32. Undertakings

         (a)      None.

         (b) The Registrant undertakes to file a post-effective amendment to this Registration Statement, using financial statements which need not be certified, within four to six months from the effective of this Registration Statement.

         (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge if the Registrant includes the information called for by Item 5A of Form N-1A in such annual report.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American Skandia Advisor Funds, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Shelton, and State of Connecticut, on the 4th day of March, 1997.


                      AMERICAN SKANDIA ADVISOR FUNDS, INC.


                                                           By: /s/ Eric C. Freed
                                                                   Eric C. Freed
                                                                       Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date


/s/ Gordon C. Boronow                                Principal Executive Officer                 3/4/97
Gordon C. Boronow                                    & Director


/s/ Lincoln R. Collins                               Director                                    3/4/97
Lincoln R. Collins


/s/ Eric C. Freed                                    Secretary                                   3/4/97
Eric C. Freed


/s/ Thomas M. Mazzaferro                             Chief Financial Officer                     3/4/97
Thomas M. Mazzaferro                                 & Director

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Skandia Master Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Shelton, and State of Connecticut, on the 4th day of March, 1997.


                          AMERICAN SKANDIA MASTER TRUST


                                                           By: /s/ Eric C. Freed
                                                                   Eric C. Freed
                                                                       Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date


/s/ Gordon C. Boronow                                Director                                    3/4/97
Gordon C. Boronow


/s/ Jan R. Carendi                                   Principal Executive Officer                 3/5/97
Jan R. Carendi                                       & Director


/s/ Eric C. Freed                                    Secretary                                   3/4/97
Eric C. Freed


/s/ Thomas M. Mazzaferro                             Chief Financial Officer                     3/4/97
Thomas M. Mazzaferro                                 & Director


                      AMERICAN SKANDIA ADVISOR FUNDS, INC.

                          Registration Statement Under
                         The Securities Act of 1933 and
                       The Investment Company Act of 1940

                                INDEX TO EXHIBITS


Exhibit Number                                       Description

    1                          Form of Articles of Incorporation of Registrant.

    2                          Form of By-laws of Registrant.

    10                         Opinion and Consent of Counsel.